Vanguard® Short-Term Bond Index Fund
Schedule of Investments (unaudited)
As of September 30, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (67.7%)
U.S. Government Securities (65.4%)
United States Treasury Note/Bond	0.125%	9/15/23	92,800	89,218
United States Treasury Note/Bond	0.250%	9/30/23	319,668	306,981
United States Treasury Note/Bond	1.375%	9/30/23	118,075	114,717
United States Treasury Note/Bond	0.125%	10/15/23	313,045	299,838
United States Treasury Note/Bond	0.375%	10/31/23	9,870	9,460
United States Treasury Note/Bond	1.625%	10/31/23	10,000	9,717
United States Treasury Note/Bond	2.875%	10/31/23	154,185	151,848
United States Treasury Note/Bond	2.750%	11/15/23	428,762	421,192
United States Treasury Note/Bond	0.500%	11/30/23	58,298	55,784
United States Treasury Note/Bond	2.125%	11/30/23	844,800	824,208
United States Treasury Note/Bond	2.875%	11/30/23	124,469	122,388
United States Treasury Note/Bond	0.125%	12/15/23	348,265	331,233
United States Treasury Note/Bond	0.750%	12/31/23	225,205	215,493
United States Treasury Note/Bond	2.250%	12/31/23	60,922	59,399
United States Treasury Note/Bond	2.625%	12/31/23	244,858	239,770
United States Treasury Note/Bond	0.125%	1/15/24	409,770	388,321
United States Treasury Note/Bond	0.875%	1/31/24	61,562	58,792
United States Treasury Note/Bond	2.250%	1/31/24	197,280	191,978
United States Treasury Note/Bond	2.500%	1/31/24	230,895	225,339
United States Treasury Note/Bond	0.125%	2/15/24	488,340	461,100
United States Treasury Note/Bond	2.750%	2/15/24	339,076	331,712
United States Treasury Note/Bond	1.500%	2/29/24	75,013	72,117
United States Treasury Note/Bond	2.125%	2/29/24	242,085	234,747
United States Treasury Note/Bond	2.375%	2/29/24	190,803	185,675
United States Treasury Note/Bond	0.250%	3/15/24	365,845	344,866
United States Treasury Note/Bond	2.125%	3/31/24	783,196	758,109
United States Treasury Note/Bond	2.250%	3/31/24	635,830	616,556
United States Treasury Note/Bond	0.375%	4/15/24	244,815	230,432
United States Treasury Note/Bond	2.000%	4/30/24	118,260	114,029
United States Treasury Note/Bond	2.250%	4/30/24	293,765	284,355
United States Treasury Note/Bond	2.500%	4/30/24	555,285	539,668
United States Treasury Note/Bond	0.250%	5/15/24	411,440	385,339
United States Treasury Note/Bond	2.500%	5/15/24	453,279	440,176
United States Treasury Note/Bond	2.000%	5/31/24	443,329	426,843
United States Treasury Note/Bond	2.500%	5/31/24	82,852	80,444
United States Treasury Note/Bond	0.250%	6/15/24	469,039	437,965
United States Treasury Note/Bond	1.750%	6/30/24	263,738	252,447
United States Treasury Note/Bond	2.000%	6/30/24	231,596	222,658
United States Treasury Note/Bond	3.000%	6/30/24	166,238	162,601
United States Treasury Note/Bond	0.375%	7/15/24	521,602	486,883
United States Treasury Note/Bond	1.750%	7/31/24	262,309	250,669

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
United States Treasury Note/Bond	2.125%	7/31/24	194,731	187,307
United States Treasury Note/Bond	3.000%	7/31/24	92,510	90,443
United States Treasury Note/Bond	0.375%	8/15/24	404,185	375,892
United States Treasury Note/Bond	2.375%	8/15/24	869,092	839,081
United States Treasury Note/Bond	1.250%	8/31/24	195,108	184,347
United States Treasury Note/Bond	1.875%	8/31/24	222,285	212,491
United States Treasury Note/Bond	0.375%	9/15/24	224,115	207,797
United States Treasury Note/Bond	1.500%	9/30/24	186,795	177,017
United States Treasury Note/Bond	2.125%	9/30/24	266,039	255,231
United States Treasury Note/Bond	4.250%	9/30/24	204,530	204,626
United States Treasury Note/Bond	0.625%	10/15/24	316,385	294,040
United States Treasury Note/Bond	1.500%	10/31/24	369,599	349,387
United States Treasury Note/Bond	2.250%	10/31/24	230,860	221,626
United States Treasury Note/Bond	0.750%	11/15/24	628,325	583,655
United States Treasury Note/Bond	2.250%	11/15/24	503,883	483,098
United States Treasury Note/Bond	1.500%	11/30/24	230,212	217,083
United States Treasury Note/Bond	2.125%	11/30/24	183,765	175,610
United States Treasury Note/Bond	1.000%	12/15/24	406,418	378,604
United States Treasury Note/Bond	1.750%	12/31/24	298,815	283,034
United States Treasury Note/Bond	2.250%	12/31/24	214,294	205,120
United States Treasury Note/Bond	1.125%	1/15/25	411,300	383,023
United States Treasury Note/Bond	1.375%	1/31/25	207,615	194,380
United States Treasury Note/Bond	2.500%	1/31/25	485,793	466,589
United States Treasury Note/Bond	1.500%	2/15/25	401,500	376,281
United States Treasury Note/Bond	2.000%	2/15/25	418,520	397,071
United States Treasury Note/Bond	1.125%	2/28/25	249,104	231,238
United States Treasury Note/Bond	2.750%	2/28/25	204,450	197,294
United States Treasury Note/Bond	1.750%	3/15/25	374,910	352,943
United States Treasury Note/Bond	2.625%	3/31/25	123,496	118,711
United States Treasury Note/Bond	2.625%	4/15/25	361,920	347,500
United States Treasury Note/Bond	0.375%	4/30/25	267,803	242,529
United States Treasury Note/Bond	2.875%	4/30/25	192,340	185,788
United States Treasury Note/Bond	2.125%	5/15/25	439,065	415,808
United States Treasury Note/Bond	2.750%	5/15/25	353,535	340,167
United States Treasury Note/Bond	0.250%	5/31/25	254,861	229,176
United States Treasury Note/Bond	2.875%	5/31/25	180,270	173,876
United States Treasury Note/Bond	2.875%	6/15/25	304,160	293,324
United States Treasury Note/Bond	0.250%	6/30/25	292,400	262,338
United States Treasury Note/Bond	2.750%	6/30/25	119,750	115,072
United States Treasury Note/Bond	3.000%	7/15/25	198,168	191,541
United States Treasury Note/Bond	0.250%	7/31/25	209,968	187,626
United States Treasury Note/Bond	2.875%	7/31/25	117,915	113,585
United States Treasury Note/Bond	2.000%	8/15/25	810,016	760,908
United States Treasury Note/Bond	3.125%	8/15/25	314,235	304,612
United States Treasury Note/Bond	0.250%	8/31/25	265,960	236,871
United States Treasury Note/Bond	2.750%	8/31/25	194,595	186,538
United States Treasury Note/Bond	3.500%	9/15/25	288,295	282,439
United States Treasury Note/Bond	0.250%	9/30/25	166,345	147,813
United States Treasury Note/Bond	3.000%	9/30/25	173,516	167,443
United States Treasury Note/Bond	0.250%	10/31/25	196,995	174,402
United States Treasury Note/Bond	3.000%	10/31/25	151,522	146,100
United States Treasury Note/Bond	2.250%	11/15/25	504,560	475,075
United States Treasury Note/Bond	0.375%	11/30/25	419,630	371,963
United States Treasury Note/Bond	2.875%	11/30/25	184,517	177,021
United States Treasury Note/Bond	0.375%	12/31/25	170,415	150,684
United States Treasury Note/Bond	2.625%	12/31/25	192,585	183,227
United States Treasury Note/Bond	0.375%	1/31/26	310,895	273,879
United States Treasury Note/Bond	2.625%	1/31/26	170,870	162,380

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	1.625%	2/15/26	752,589	691,206
	United States Treasury Note/Bond	6.000%	2/15/26	12,240	12,875
	United States Treasury Note/Bond	0.500%	2/28/26	1,514,459	1,336,273
	United States Treasury Note/Bond	2.500%	2/28/26	271,040	256,302
	United States Treasury Note/Bond	0.750%	3/31/26	297,255	263,907
	United States Treasury Note/Bond	2.250%	3/31/26	239,650	224,522
	United States Treasury Note/Bond	0.750%	4/30/26	288,013	255,072
	United States Treasury Note/Bond	2.375%	4/30/26	211,875	199,163
	United States Treasury Note/Bond	1.625%	5/15/26	485,738	443,995
	United States Treasury Note/Bond	0.750%	5/31/26	473,895	418,583
	United States Treasury Note/Bond	2.125%	5/31/26	225,336	209,492
	United States Treasury Note/Bond	0.875%	6/30/26	546,244	483,597
	United States Treasury Note/Bond	1.875%	6/30/26	176,699	162,701
	United States Treasury Note/Bond	0.625%	7/31/26	487,903	426,839
	United States Treasury Note/Bond	1.875%	7/31/26	187,095	171,981
	United States Treasury Note/Bond	1.500%	8/15/26	618,255	559,134
	United States Treasury Note/Bond	0.750%	8/31/26	498,310	437,111
	United States Treasury Note/Bond	1.375%	8/31/26	252,485	227,236
	United States Treasury Note/Bond	0.875%	9/30/26	478,410	420,926
	United States Treasury Note/Bond	1.625%	9/30/26	171,685	155,831
	United States Treasury Note/Bond	1.125%	10/31/26	486,582	431,461
	United States Treasury Note/Bond	1.625%	10/31/26	143,985	130,396
	United States Treasury Note/Bond	2.000%	11/15/26	408,027	374,684
	United States Treasury Note/Bond	1.250%	11/30/26	481,550	428,504
	United States Treasury Note/Bond	1.625%	11/30/26	226,214	204,653
	United States Treasury Note/Bond	1.250%	12/31/26	395,990	351,750
	United States Treasury Note/Bond	1.750%	12/31/26	174,700	158,649
	United States Treasury Note/Bond	1.500%	1/31/27	652,285	584,815
	United States Treasury Note/Bond	2.250%	2/15/27	351,140	324,585
	United States Treasury Note/Bond	1.125%	2/28/27	50,785	44,723
	United States Treasury Note/Bond	1.875%	2/28/27	440,444	401,079
	United States Treasury Note/Bond	2.500%	3/31/27	456,870	426,745
	United States Treasury Note/Bond	0.500%	4/30/27	138,770	118,041
	United States Treasury Note/Bond	2.750%	4/30/27	386,094	364,376
	United States Treasury Note/Bond	2.375%	5/15/27	442,615	410,180
	United States Treasury Note/Bond	0.500%	5/31/27	330,670	280,398
	United States Treasury Note/Bond	2.625%	5/31/27	779,818	732,054
	United States Treasury Note/Bond	0.500%	6/30/27	189,785	160,665
	United States Treasury Note/Bond	3.250%	6/30/27	451,590	435,290
	United States Treasury Note/Bond	0.375%	7/31/27	360,355	302,473
	United States Treasury Note/Bond	2.750%	7/31/27	301,206	283,651
	United States Treasury Note/Bond	2.250%	8/15/27	335,255	308,016
	United States Treasury Note/Bond	0.500%	8/31/27	215,955	181,875
	United States Treasury Note/Bond	3.125%	8/31/27	455,807	437,290
	United States Treasury Note/Bond	0.375%	9/30/27	29,000	24,192
	United States Treasury Note/Bond	4.125%	9/30/27	1,056,845	1,060,313
					43,695,375
Agency Bonds and Notes (2.3%)
[1]	AID-Israel	5.500%	12/4/23	8,000	8,088
[1]	AID-Israel	5.500%	4/26/24	12,058	12,227
[1]	AID-Jordan	3.000%	6/30/25	4,675	4,497
	Federal Farm Credit Banks	0.500%	12/1/23	25,250	24,159
	Federal Farm Credit Banks	3.500%	12/20/23	4,250	4,207
	Federal Farm Credit Banks	0.900%	1/18/24	10,000	9,570
	Federal Farm Credit Banks	0.250%	2/26/24	20,100	18,991
	Federal Farm Credit Banks	2.625%	5/3/24	5,280	5,142
	Federal Farm Credit Banks	2.625%	5/16/24	22,415	21,814
	Federal Farm Credit Banks	2.625%	6/10/24	4,825	4,691

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Federal Farm Credit Banks	3.250%	6/17/24	17,670	17,352
	Federal Farm Credit Banks	3.100%	6/28/24	11,320	11,084
	Federal Farm Credit Banks	3.375%	8/26/24	30,000	29,467
	Federal Farm Credit Banks	4.250%	9/26/24	35,875	35,801
	Federal Farm Credit Banks	0.875%	11/18/24	35,902	33,396
	Federal Farm Credit Banks	1.125%	1/6/25	8,610	8,019
	Federal Farm Credit Banks	1.750%	2/14/25	12,040	11,344
	Federal Farm Credit Banks	2.510%	4/1/25	7,200	6,890
	Federal Farm Credit Banks	4.250%	9/30/25	12,000	11,974
	Federal Home Loan Banks	0.500%	11/9/23	10,600	10,173
	Federal Home Loan Banks	0.625%	12/22/23	11,000	10,518
	Federal Home Loan Banks	2.500%	2/13/24	101,670	99,188
	Federal Home Loan Banks	2.125%	2/28/24	18,725	18,160
	Federal Home Loan Banks	3.250%	3/8/24	9,755	9,606
	Federal Home Loan Banks	2.875%	6/14/24	21,705	21,184
	Federal Home Loan Banks	3.125%	6/14/24	5,000	4,900
	Federal Home Loan Banks	2.750%	6/28/24	44,500	43,316
[2]	Federal Home Loan Banks	3.000%	7/8/24	20,200	19,735
	Federal Home Loan Banks	1.500%	8/15/24	9,990	9,483
	Federal Home Loan Banks	5.375%	8/15/24	100	102
	Federal Home Loan Banks	2.875%	9/13/24	20,000	19,452
	Federal Home Loan Banks	3.250%	9/13/24	20,000	19,590
[2]	Federal Home Loan Banks	3.500%	9/13/24	33,900	33,361
[2]	Federal Home Loan Banks	1.000%	12/20/24	11,000	10,230
	Federal Home Loan Banks	0.500%	4/14/25	35,000	31,804
	Federal Home Loan Banks	0.375%	9/4/25	15,000	13,390
	Federal Home Loan Banks	1.250%	12/21/26	6,300	5,593
[3]	Federal Home Loan Mortgage Corp.	0.125%	10/16/23	60,100	57,612
[3]	Federal Home Loan Mortgage Corp.	0.250%	11/6/23	43,100	41,262
[3]	Federal Home Loan Mortgage Corp.	0.250%	12/4/23	32,100	30,613
[3]	Federal Home Loan Mortgage Corp.	1.500%	2/12/25	27,180	25,462
[2,3]	Federal Home Loan Mortgage Corp.	0.375%	7/21/25	55,050	49,354
[3]	Federal Home Loan Mortgage Corp.	0.375%	9/23/25	60,000	53,449
[3]	Federal National Mortgage Assn.	2.875%	9/12/23	50	49
[3]	Federal National Mortgage Assn.	0.250%	11/27/23	56,295	53,769
[3]	Federal National Mortgage Assn.	2.500%	2/5/24	14,583	14,233
[3]	Federal National Mortgage Assn.	1.750%	7/2/24	15,722	15,036
[3]	Federal National Mortgage Assn.	2.625%	9/6/24	193,915	187,766
[3]	Federal National Mortgage Assn.	1.625%	10/15/24	50	47
[3]	Federal National Mortgage Assn.	1.625%	1/7/25	74,665	70,328
[3]	Federal National Mortgage Assn.	0.625%	4/22/25	35,700	32,520
[3]	Federal National Mortgage Assn.	0.500%	6/17/25	25,100	22,659
[3]	Federal National Mortgage Assn.	0.375%	8/25/25	45,100	40,286
[3]	Federal National Mortgage Assn.	0.500%	11/7/25	45,350	40,380
[3]	Federal National Mortgage Assn.	2.125%	4/24/26	33,500	31,149
[3]	Federal National Mortgage Assn.	1.875%	9/24/26	37,630	34,403
[2]	Private Export Funding Corp.	3.550%	1/15/24	3,500	3,449
[2]	Private Export Funding Corp.	2.450%	7/15/24	3,350	3,221
[2]	Private Export Funding Corp.	1.750%	11/15/24	2,130	2,006
	Tennessee Valley Authority	2.875%	9/15/24	7,875	7,649
	Tennessee Valley Authority	0.750%	5/15/25	7,050	6,422
[2]	Tennessee Valley Authority	6.750%	11/1/25	6,830	7,292
[2]	Tennessee Valley Authority	2.875%	2/1/27	12,000	11,369
					1,500,283
Total U.S. Government and Agency Obligations (Cost $48,499,445)					45,195,658

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Corporate Bonds (26.1%)
Communications (1.3%)
	Activision Blizzard Inc.	3.400%	9/15/26	8,594	8,122
	Alphabet Inc.	3.375%	2/25/24	6,818	6,727
	Alphabet Inc.	0.450%	8/15/25	10,155	9,114
	Alphabet Inc.	1.998%	8/15/26	14,042	12,846
	Alphabet Inc.	0.800%	8/15/27	6,298	5,310
	AT&T Inc.	0.900%	3/25/24	13,325	12,623
	AT&T Inc.	1.700%	3/25/26	25,725	22,870
	AT&T Inc.	3.800%	2/15/27	8,102	7,620
	AT&T Inc.	4.250%	3/1/27	15,026	14,417
	Baidu Inc.	3.875%	9/29/23	4,670	4,616
	Baidu Inc.	4.375%	5/14/24	4,973	4,906
	Baidu Inc.	3.075%	4/7/25	8,592	8,125
	Baidu Inc.	4.125%	6/30/25	4,120	3,976
	Baidu Inc.	1.720%	4/9/26	3,437	3,043
	Baidu Inc.	1.625%	2/23/27	2,620	2,231
	Baidu Inc.	3.625%	7/6/27	5,865	5,402
	Booking Holdings Inc.	3.650%	3/15/25	7,990	7,753
	Booking Holdings Inc.	3.600%	6/1/26	12,322	11,678
	British Telecommunications plc	4.500%	12/4/23	532	528
[2]	Charter Communications Operating LLC	4.500%	2/1/24	19,961	19,735
	Charter Communications Operating LLC	4.908%	7/23/25	37,962	37,045
	Comcast Corp.	3.700%	4/15/24	16,152	15,885
	Comcast Corp.	3.375%	2/15/25	8,401	8,124
	Comcast Corp.	3.375%	8/15/25	10,259	9,854
	Comcast Corp.	3.950%	10/15/25	25,770	25,066
	Comcast Corp.	3.150%	3/1/26	15,445	14,563
	Comcast Corp.	2.350%	1/15/27	13,105	11,750
	Comcast Corp.	3.300%	2/1/27	10,240	9,534
	Comcast Corp.	3.300%	4/1/27	5,969	5,541
	Discovery Communications LLC	3.800%	3/13/24	2,530	2,472
	Discovery Communications LLC	3.900%	11/15/24	4,849	4,706
	Discovery Communications LLC	3.450%	3/15/25	3,952	3,743
	Discovery Communications LLC	3.950%	6/15/25	4,740	4,530
	Discovery Communications LLC	4.900%	3/11/26	9,045	8,751
	Electronic Arts Inc.	4.800%	3/1/26	2,748	2,723
	Expedia Group Inc.	5.000%	2/15/26	8,948	8,774
	Expedia Group Inc.	4.625%	8/1/27	6,035	5,667
	FactSet Research Systems Inc.	2.900%	3/1/27	2,600	2,347
	Fox Corp.	4.030%	1/25/24	12,048	11,878
	Fox Corp.	3.050%	4/7/25	4,638	4,401
	Grupo Televisa SAB	4.625%	1/30/26	1,537	1,493
	Interpublic Group of Cos. Inc.	4.200%	4/15/24	76	74
[4]	Meta Platforms Inc.	3.500%	8/15/27	20,105	18,791
	Omnicom Group Inc.	3.650%	11/1/24	6,305	6,127
	Omnicom Group Inc.	3.600%	4/15/26	9,760	9,248
	Paramount Global	4.750%	5/15/25	6,735	6,611
	Paramount Global	4.000%	1/15/26	9,780	9,238
	Paramount Global	2.900%	1/15/27	5,250	4,670
	Rogers Communications Inc.	4.100%	10/1/23	8,088	8,019
[4]	Rogers Communications Inc.	2.950%	3/15/25	8,200	7,806
	Rogers Communications Inc.	3.625%	12/15/25	5,386	5,074
	Rogers Communications Inc.	2.900%	11/15/26	3,070	2,780
[4]	Rogers Communications Inc.	3.200%	3/15/27	10,275	9,402
	Sprint Corp.	7.875%	9/15/23	2,000	2,028
	Take-Two Interactive Software Inc.	3.300%	3/28/24	3,225	3,143
	Take-Two Interactive Software Inc.	3.550%	4/14/25	4,920	4,720

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Take-Two Interactive Software Inc.	3.700%	4/14/27	3,913	3,635
	TCI Communications Inc.	7.875%	2/15/26	4,785	5,184
	Telefonica Emisiones SA	4.103%	3/8/27	12,306	11,361
	TELUS Corp.	2.800%	2/16/27	5,050	4,588
	Thomson Reuters Corp.	4.300%	11/23/23	5,010	4,968
	Thomson Reuters Corp.	3.350%	5/15/26	2,630	2,464
	T-Mobile USA Inc.	3.500%	4/15/25	28,761	27,515
	T-Mobile USA Inc.	1.500%	2/15/26	10,387	9,129
	T-Mobile USA Inc.	2.250%	2/15/26	742	665
	T-Mobile USA Inc.	2.625%	4/15/26	12,017	10,865
	T-Mobile USA Inc.	3.750%	4/15/27	34,411	31,806
	T-Mobile USA Inc.	5.375%	4/15/27	3,011	2,965
[2]	TWDC Enterprises 18 Corp.	3.150%	9/17/25	7,864	7,500
	TWDC Enterprises 18 Corp.	3.000%	2/13/26	6,221	5,835
[2]	TWDC Enterprises 18 Corp.	1.850%	7/30/26	11,762	10,465
	Verizon Communications Inc.	0.750%	3/22/24	850	803
	Verizon Communications Inc.	3.376%	2/15/25	12,115	11,720
	Verizon Communications Inc.	0.850%	11/20/25	13,481	11,828
	Verizon Communications Inc.	1.450%	3/20/26	17,305	15,270
	Verizon Communications Inc.	2.625%	8/15/26	19,744	17,959
	Verizon Communications Inc.	4.125%	3/16/27	27,253	26,067
	Verizon Communications Inc.	3.000%	3/22/27	7,747	7,055
	Vodafone Group plc	3.750%	1/16/24	10,369	10,246
	Vodafone Group plc	4.125%	5/30/25	14,750	14,462
	Walt Disney Co.	1.750%	8/30/24	11,216	10,608
	Walt Disney Co.	3.700%	9/15/24	2,919	2,860
	Walt Disney Co.	3.350%	3/24/25	16,370	15,801
	Walt Disney Co.	3.700%	10/15/25	7,013	6,797
	Walt Disney Co.	1.750%	1/13/26	12,828	11,605
	Walt Disney Co.	3.375%	11/15/26	6,213	5,852
[4]	Warnermedia Holdings Inc.	3.428%	3/15/24	16,284	15,750
[4]	Warnermedia Holdings Inc.	3.528%	3/15/24	5,222	5,040
[4]	Warnermedia Holdings Inc.	3.638%	3/15/25	16,020	15,172
[4]	Warnermedia Holdings Inc.	3.788%	3/15/25	5,240	4,952
[4]	Warnermedia Holdings Inc.	3.755%	3/15/27	35,752	32,089
	Weibo Corp.	3.500%	7/5/24	7,125	6,810
	WPP Finance 2010	3.750%	9/19/24	2,626	2,544
					858,455
Consumer Discretionary (1.6%)
	Alibaba Group Holding Ltd.	3.600%	11/28/24	22,362	21,685
	Amazon.com Inc.	2.730%	4/13/24	4,297	4,197
	Amazon.com Inc.	0.450%	5/12/24	25,366	23,802
	Amazon.com Inc.	2.800%	8/22/24	23,195	22,478
	Amazon.com Inc.	3.800%	12/5/24	3,062	3,021
	Amazon.com Inc.	0.800%	6/3/25	10,786	9,791
	Amazon.com Inc.	5.200%	12/3/25	4,054	4,119
	Amazon.com Inc.	1.000%	5/12/26	10,690	9,391
	Amazon.com Inc.	3.300%	4/13/27	39,441	37,303
	Amazon.com Inc.	3.150%	8/22/27	18,220	16,980
[2]	American Honda Finance Corp.	2.050%	1/10/23	6,949	6,905
[2]	American Honda Finance Corp.	3.625%	10/10/23	1,244	1,231
[2]	American Honda Finance Corp.	3.550%	1/12/24	4,232	4,173
[2]	American Honda Finance Corp.	2.900%	2/16/24	7,825	7,630
[2]	American Honda Finance Corp.	2.400%	6/27/24	11,470	11,023
[2]	American Honda Finance Corp.	0.550%	7/12/24	8,779	8,156
[2]	American Honda Finance Corp.	0.750%	8/9/24	159	148
[2]	American Honda Finance Corp.	2.150%	9/10/24	6,563	6,245
[2]	American Honda Finance Corp.	1.200%	7/8/25	4,795	4,343

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	American Honda Finance Corp.	1.000%	9/10/25	4,555	4,078
[2]	American Honda Finance Corp.	2.300%	9/9/26	3,621	3,270
[2]	American Honda Finance Corp.	2.350%	1/8/27	1,099	985
	Aptiv plc	2.396%	2/18/25	4,000	3,738
	AutoNation Inc.	3.500%	11/15/24	3,461	3,309
	AutoNation Inc.	4.500%	10/1/25	3,254	3,148
	AutoZone Inc.	3.125%	4/18/24	7,815	7,604
	AutoZone Inc.	3.250%	4/15/25	1,005	958
	AutoZone Inc.	3.625%	4/15/25	5,151	4,959
	AutoZone Inc.	3.125%	4/21/26	4,627	4,324
	AutoZone Inc.	3.750%	6/1/27	5,681	5,331
	BorgWarner Inc.	3.375%	3/15/25	4,330	4,149
	BorgWarner Inc.	2.650%	7/1/27	8,545	7,453
	Brunswick Corp.	0.850%	8/18/24	3,507	3,231
	Darden Restaurants Inc.	3.850%	5/1/27	4,330	4,053
	DR Horton Inc.	2.500%	10/15/24	6,660	6,298
	DR Horton Inc.	2.600%	10/15/25	7,160	6,573
	eBay Inc.	3.450%	8/1/24	6,372	6,200
	eBay Inc.	1.900%	3/11/25	6,850	6,361
	eBay Inc.	1.400%	5/10/26	5,085	4,455
	eBay Inc.	3.600%	6/5/27	5,652	5,236
	Fortune Brands Home & Security Inc.	4.000%	6/15/25	4,517	4,339
	General Motors Co.	4.875%	10/2/23	10,899	10,853
	General Motors Co.	5.400%	10/2/23	4,620	4,620
	General Motors Co.	4.000%	4/1/25	5,517	5,314
	General Motors Co.	6.125%	10/1/25	24,714	24,769
	General Motors Financial Co. Inc.	3.250%	1/5/23	6,340	6,320
	General Motors Financial Co. Inc.	5.100%	1/17/24	11,079	11,019
	General Motors Financial Co. Inc.	1.050%	3/8/24	3,515	3,301
	General Motors Financial Co. Inc.	3.950%	4/13/24	11,110	10,835
	General Motors Financial Co. Inc.	1.200%	10/15/24	1,055	969
	General Motors Financial Co. Inc.	3.500%	11/7/24	7,776	7,462
	General Motors Financial Co. Inc.	4.000%	1/15/25	11,225	10,796
	General Motors Financial Co. Inc.	2.900%	2/26/25	18,765	17,585
	General Motors Financial Co. Inc.	3.800%	4/7/25	5,931	5,649
	General Motors Financial Co. Inc.	4.350%	4/9/25	3,743	3,618
	General Motors Financial Co. Inc.	2.750%	6/20/25	14,630	13,471
	General Motors Financial Co. Inc.	4.300%	7/13/25	4,686	4,481
	General Motors Financial Co. Inc.	1.250%	1/8/26	9,139	7,857
	General Motors Financial Co. Inc.	5.250%	3/1/26	13,307	12,965
	General Motors Financial Co. Inc.	1.500%	6/10/26	8,700	7,387
	General Motors Financial Co. Inc.	4.000%	10/6/26	12,628	11,688
	General Motors Financial Co. Inc.	4.350%	1/17/27	2,816	2,614
	General Motors Financial Co. Inc.	2.350%	2/26/27	5,180	4,395
	General Motors Financial Co. Inc.	5.000%	4/9/27	16,345	15,498
	General Motors Financial Co. Inc.	2.700%	8/20/27	5,170	4,377
	Genuine Parts Co.	1.750%	2/1/25	1,100	1,017
[4]	Harley-Davidson Financial Services Inc.	3.350%	6/8/25	200	188
	Harley-Davidson Inc.	3.500%	7/28/25	4,299	4,045
	Hasbro Inc.	3.000%	11/19/24	3,288	3,153
	Hasbro Inc.	3.550%	11/19/26	10,843	10,027
	Home Depot Inc.	3.750%	2/15/24	8,782	8,690
	Home Depot Inc.	2.700%	4/15/25	2,990	2,854
	Home Depot Inc.	3.350%	9/15/25	12,992	12,551
	Home Depot Inc.	4.000%	9/15/25	2,000	1,968
	Home Depot Inc.	3.000%	4/1/26	12,426	11,737
	Home Depot Inc.	2.125%	9/15/26	6,363	5,775
	Home Depot Inc.	2.500%	4/15/27	10,204	9,285

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Home Depot Inc.	2.875%	4/15/27	11,350	10,502
	Home Depot Inc.	2.800%	9/14/27	8,000	7,321
	Honda Motor Co. Ltd.	2.271%	3/10/25	12,470	11,746
	Honda Motor Co. Ltd.	2.534%	3/10/27	21,165	19,169
	Hyatt Hotels Corp.	1.300%	10/1/23	5,525	5,313
	Hyatt Hotels Corp.	1.800%	10/1/24	3,000	2,817
	Hyatt Hotels Corp.	5.625%	4/23/25	4,666	4,621
	Hyatt Hotels Corp.	4.850%	3/15/26	5,417	5,243
	JD.com Inc.	3.875%	4/29/26	4,439	4,215
	Kohl's Corp.	4.250%	7/17/25	930	836
	Leggett & Platt Inc.	3.800%	11/15/24	1,087	1,056
	Leland Stanford Junior University	1.289%	6/1/27	3,121	2,681
	Lennar Corp.	4.875%	12/15/23	5,223	5,202
	Lennar Corp.	4.500%	4/30/24	12,008	11,793
	Lennar Corp.	5.875%	11/15/24	5,656	5,686
	Lennar Corp.	4.750%	5/30/25	6,137	6,011
	Lennar Corp.	5.250%	6/1/26	1,667	1,625
	Lennar Corp.	4.750%	11/29/27	2,000	1,852
	Lowe's Cos. Inc.	3.125%	9/15/24	6,590	6,386
	Lowe's Cos. Inc.	4.000%	4/15/25	7,101	6,958
	Lowe's Cos. Inc.	4.400%	9/8/25	2,275	2,242
	Lowe's Cos. Inc.	3.375%	9/15/25	9,658	9,222
	Lowe's Cos. Inc.	2.500%	4/15/26	8,498	7,836
	Lowe's Cos. Inc.	3.350%	4/1/27	9,386	8,706
	Magna International Inc.	3.625%	6/15/24	8,382	8,211
	Magna International Inc.	4.150%	10/1/25	1,547	1,508
	Marriott International Inc.	2.125%	10/3/22	2,450	2,450
[2]	Marriott International Inc.	4.150%	12/1/23	2,240	2,221
	Marriott International Inc.	3.600%	4/15/24	7,490	7,316
	Marriott International Inc.	3.750%	3/15/25	2,668	2,567
[2]	Marriott International Inc.	5.750%	5/1/25	1,873	1,893
	Marriott International Inc.	3.750%	10/1/25	4,871	4,630
[2]	Marriott International Inc.	3.125%	6/15/26	3,844	3,537
[2]	McDonald's Corp.	3.375%	5/26/25	5,075	4,879
[2]	McDonald's Corp.	3.300%	7/1/25	12,488	12,016
[2]	McDonald's Corp.	1.450%	9/1/25	6,726	6,139
[2]	McDonald's Corp.	3.700%	1/30/26	7,536	7,273
[2]	McDonald's Corp.	3.500%	3/1/27	8,536	8,057
[4]	Mercedes-Benz Finance North America LLC	0.750%	3/1/24	3,000	2,827
	NIKE Inc.	2.400%	3/27/25	11,081	10,497
	NIKE Inc.	2.750%	3/27/27	10,115	9,290
	O'Reilly Automotive Inc.	3.550%	3/15/26	3,410	3,250
	O'Reilly Automotive Inc.	3.600%	9/1/27	2,250	2,086
	Owens Corning	4.200%	12/1/24	3,643	3,581
	Owens Corning	3.400%	8/15/26	3,106	2,869
	PulteGroup Inc.	5.500%	3/1/26	4,389	4,346
	PulteGroup Inc.	5.000%	1/15/27	2,185	2,124
	PVH Corp.	4.625%	7/10/25	4,335	4,156
	Ralph Lauren Corp.	3.750%	9/15/25	3,506	3,414
	Ross Stores Inc.	4.600%	4/15/25	5,304	5,255
	Ross Stores Inc.	0.875%	4/15/26	10,080	8,681
	Snap-on Inc.	3.250%	3/1/27	1,956	1,836
	Stanley Black & Decker Inc.	3.400%	3/1/26	5,405	5,116
[2]	Stanley Black & Decker Inc.	4.000%	3/15/60	4,263	3,725
	Starbucks Corp.	3.850%	10/1/23	4,823	4,791
	Starbucks Corp.	3.800%	8/15/25	9,574	9,298
	Starbucks Corp.	2.450%	6/15/26	287	264
	Starbucks Corp.	2.000%	3/12/27	2,584	2,268

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	TJX Cos. Inc.	2.250%	9/15/26	7,196	6,554
	Toll Brothers Finance Corp.	4.875%	11/15/25	3,476	3,361
	Toyota Motor Corp.	0.681%	3/25/24	7,040	6,641
	Toyota Motor Corp.	2.358%	7/2/24	3,660	3,517
	Toyota Motor Corp.	1.339%	3/25/26	10,054	8,929
[2]	Toyota Motor Credit Corp.	2.625%	1/10/23	2,592	2,581
[2]	Toyota Motor Credit Corp.	2.700%	1/11/23	8,296	8,259
[2]	Toyota Motor Credit Corp.	2.250%	10/18/23	4,739	4,635
[2]	Toyota Motor Credit Corp.	0.450%	1/11/24	8,577	8,141
[2]	Toyota Motor Credit Corp.	2.900%	4/17/24	4,976	4,846
[2]	Toyota Motor Credit Corp.	0.500%	6/18/24	10,756	10,022
	Toyota Motor Credit Corp.	0.625%	9/13/24	9,325	8,625
[2]	Toyota Motor Credit Corp.	4.400%	9/20/24	7,635	7,588
[2]	Toyota Motor Credit Corp.	1.450%	1/13/25	9,185	8,521
[2]	Toyota Motor Credit Corp.	1.800%	2/13/25	26,775	24,992
[2]	Toyota Motor Credit Corp.	3.000%	4/1/25	16,256	15,572
	Toyota Motor Credit Corp.	3.950%	6/30/25	5,475	5,350
[2]	Toyota Motor Credit Corp.	0.800%	10/16/25	7,430	6,587
[2]	Toyota Motor Credit Corp.	0.800%	1/9/26	7,734	6,809
[2]	Toyota Motor Credit Corp.	1.125%	6/18/26	9,450	8,276
[2]	Toyota Motor Credit Corp.	1.900%	1/13/27	1,055	931
	Toyota Motor Credit Corp.	3.050%	3/22/27	7,930	7,306
[2]	Toyota Motor Credit Corp.	1.150%	8/13/27	5,170	4,325
[2]	Toyota Motor Credit Corp.	4.550%	9/20/27	7,385	7,212
	VF Corp.	2.400%	4/23/25	5,946	5,556
	VF Corp.	2.800%	4/23/27	3,780	3,406
	Whirlpool Corp.	4.000%	3/1/24	1,600	1,582
	Whirlpool Corp.	3.700%	5/1/25	1,760	1,706
[2]	Yale University	0.873%	4/15/25	4,366	3,995
					1,089,041
Consumer Staples (1.4%)
	Altria Group Inc.	4.000%	1/31/24	9,231	9,087
	Altria Group Inc.	3.800%	2/14/24	4,925	4,829
	Altria Group Inc.	2.350%	5/6/25	6,345	5,891
	Altria Group Inc.	4.400%	2/14/26	10,693	10,317
[2]	Anheuser-Busch Cos. LLC	3.650%	2/1/26	32,759	31,497
	Archer-Daniels-Midland Co.	2.500%	8/11/26	3,151	2,898
	BAT Capital Corp.	3.222%	8/15/24	8,368	8,052
	BAT Capital Corp.	2.789%	9/6/24	15,245	14,508
	BAT Capital Corp.	3.215%	9/6/26	3,867	3,460
	BAT Capital Corp.	4.700%	4/2/27	1,630	1,522
	BAT Capital Corp.	3.557%	8/15/27	25,000	21,952
	BAT International Finance plc	1.668%	3/25/26	14,782	12,769
	Brown-Forman Corp.	3.500%	4/15/25	2,565	2,487
	Bunge Ltd. Finance Corp.	1.630%	8/17/25	3,540	3,186
	Bunge Ltd. Finance Corp.	3.250%	8/15/26	7,154	6,581
	Campbell Soup Co.	3.950%	3/15/25	17,055	16,584
	Campbell Soup Co.	3.300%	3/19/25	3,825	3,664
	Church & Dwight Co. Inc.	3.150%	8/1/27	3,095	2,832
	Coca-Cola Co.	1.750%	9/6/24	8,753	8,362
	Coca-Cola Co.	3.375%	3/25/27	14,510	13,834
	Coca-Cola Co.	1.450%	6/1/27	7,266	6,293
	Coca-Cola Consolidated Inc.	3.800%	11/25/25	3,095	2,981
[2]	Colgate-Palmolive Co.	3.250%	3/15/24	3,079	3,039
	Colgate-Palmolive Co.	3.100%	8/15/27	8,025	7,549
	Conagra Brands Inc.	4.300%	5/1/24	11,851	11,668
	Conagra Brands Inc.	4.600%	11/1/25	8,548	8,358
	Constellation Brands Inc.	3.600%	5/9/24	875	856

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Constellation Brands Inc.	4.750%	11/15/24	10,814	10,771
	Constellation Brands Inc.	4.400%	11/15/25	5,710	5,589
	Constellation Brands Inc.	4.750%	12/1/25	4,192	4,156
	Constellation Brands Inc.	3.700%	12/6/26	6,338	5,966
	Costco Wholesale Corp.	2.750%	5/18/24	17,896	17,433
	Costco Wholesale Corp.	3.000%	5/18/27	14,271	13,343
	Costco Wholesale Corp.	1.375%	6/20/27	14,850	12,832
	Diageo Capital plc	2.125%	10/24/24	7,843	7,438
	Diageo Capital plc	1.375%	9/29/25	8,119	7,364
	Dollar General Corp.	4.250%	9/20/24	2,000	1,976
	Dollar General Corp.	4.150%	11/1/25	5,804	5,630
	Dollar General Corp.	3.875%	4/15/27	4,744	4,485
	Dollar General Corp.	4.625%	11/1/27	2,000	1,947
	Dollar Tree Inc.	4.000%	5/15/25	7,904	7,661
	Estee Lauder Cos. Inc.	2.000%	12/1/24	1,587	1,511
	Estee Lauder Cos. Inc.	3.150%	3/15/27	3,616	3,384
	General Mills Inc.	3.650%	2/15/24	2,098	2,071
	General Mills Inc.	4.000%	4/17/25	2,941	2,872
	General Mills Inc.	3.200%	2/10/27	7,500	7,006
[4]	GSK Consumer Healthcare Capital UK plc	3.125%	3/24/25	10,358	9,788
[4]	GSK Consumer Healthcare Capital US LLC	3.024%	3/24/24	5,460	5,287
[4]	GSK Consumer Healthcare Capital US LLC	3.375%	3/24/27	17,539	15,938
	Hershey Co.	2.625%	5/1/23	750	741
	Hershey Co.	2.050%	11/15/24	3,482	3,307
	Hershey Co.	0.900%	6/1/25	3,445	3,126
	Hershey Co.	3.200%	8/21/25	727	698
	Hershey Co.	2.300%	8/15/26	3,825	3,489
	Hormel Foods Corp.	0.650%	6/3/24	5,810	5,444
	Ingredion Inc.	3.200%	10/1/26	4,227	3,900
	J M Smucker Co.	3.500%	3/15/25	9,340	8,999
[4]	JBS USA LUX SA	2.500%	1/15/27	4,345	3,706
	Kellogg Co.	2.650%	12/1/23	1,884	1,841
	Kellogg Co.	3.250%	4/1/26	3,631	3,415
	Keurig Dr Pepper Inc.	3.130%	12/15/23	8,929	8,773
	Keurig Dr Pepper Inc.	0.750%	3/15/24	9,280	8,748
	Keurig Dr Pepper Inc.	4.417%	5/25/25	6,463	6,366
	Keurig Dr Pepper Inc.	3.400%	11/15/25	2,634	2,516
	Keurig Dr Pepper Inc.	2.550%	9/15/26	1,044	943
	Keurig Dr Pepper Inc.	3.430%	6/15/27	4,642	4,289
	Kimberly-Clark Corp.	3.050%	8/15/25	2,040	1,951
	Kimberly-Clark Corp.	2.750%	2/15/26	3,146	2,954
	Kraft Heinz Foods Co.	3.000%	6/1/26	14,200	13,097
	Kraft Heinz Foods Co.	3.875%	5/15/27	15,734	14,706
	Kroger Co.	4.000%	2/1/24	1,845	1,827
	Kroger Co.	3.500%	2/1/26	1,688	1,601
	Kroger Co.	2.650%	10/15/26	5,052	4,598
	Kroger Co.	3.700%	8/1/27	1,849	1,736
	McCormick & Co. Inc.	3.150%	8/15/24	10,502	10,141
	McCormick & Co. Inc.	0.900%	2/15/26	5,032	4,362
	McCormick & Co. Inc.	3.400%	8/15/27	5,000	4,602
	Mead Johnson Nutrition Co.	4.125%	11/15/25	11,637	11,359
	Molson Coors Beverage Co.	3.000%	7/15/26	19,518	17,832
	Mondelez International Inc.	2.125%	3/17/24	2,154	2,070
	Mondelez International Inc.	1.500%	5/4/25	7,817	7,146
	Mondelez International Inc.	2.625%	3/17/27	9,050	8,130
	PepsiCo Inc.	3.600%	3/1/24	6,482	6,413
	PepsiCo Inc.	2.250%	3/19/25	21,591	20,449
	PepsiCo Inc.	2.750%	4/30/25	8,814	8,425

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	PepsiCo Inc.	3.500%	7/17/25	7,838	7,632
	PepsiCo Inc.	2.850%	2/24/26	4,955	4,672
	PepsiCo Inc.	2.375%	10/6/26	5,871	5,385
	PepsiCo Inc.	2.625%	3/19/27	11,126	10,198
	Philip Morris International Inc.	3.600%	11/15/23	5,695	5,637
	Philip Morris International Inc.	2.875%	5/1/24	2,249	2,179
	Philip Morris International Inc.	3.250%	11/10/24	4,939	4,779
	Philip Morris International Inc.	1.500%	5/1/25	8,427	7,724
	Philip Morris International Inc.	3.375%	8/11/25	6,930	6,633
	Philip Morris International Inc.	2.750%	2/25/26	7,840	7,233
	Philip Morris International Inc.	0.875%	5/1/26	4,481	3,851
	Procter & Gamble Co.	3.100%	8/15/23	9,777	9,684
	Procter & Gamble Co.	0.550%	10/29/25	4,235	3,768
	Procter & Gamble Co.	2.700%	2/2/26	2,476	2,354
	Procter & Gamble Co.	2.450%	11/3/26	3,135	2,910
	Procter & Gamble Co.	2.800%	3/25/27	15,384	14,293
	Procter & Gamble Co.	2.850%	8/11/27	5,425	5,012
	Reynolds American Inc.	4.450%	6/12/25	32,341	31,280
	Sysco Corp.	3.750%	10/1/25	8,626	8,302
	Sysco Corp.	3.300%	7/15/26	5,736	5,368
	Target Corp.	3.500%	7/1/24	3,474	3,417
	Target Corp.	2.250%	4/15/25	14,173	13,363
	Target Corp.	2.500%	4/15/26	11,202	10,393
	Target Corp.	1.950%	1/15/27	6,885	6,178
	Tyson Foods Inc.	3.950%	8/15/24	11,974	11,737
	Tyson Foods Inc.	4.000%	3/1/26	10,475	10,046
	Unilever Capital Corp.	3.250%	3/7/24	8,215	8,067
	Unilever Capital Corp.	2.600%	5/5/24	3,800	3,684
	Unilever Capital Corp.	0.626%	8/12/24	2,850	2,652
	Unilever Capital Corp.	3.375%	3/22/25	3,343	3,249
	Unilever Capital Corp.	3.100%	7/30/25	5,175	4,967
	Unilever Capital Corp.	2.000%	7/28/26	6,777	6,140
	Walgreens Boots Alliance Inc.	3.800%	11/18/24	7,438	7,249
	Walgreens Boots Alliance Inc.	3.450%	6/1/26	14,362	13,513
	Walmart Inc.	3.300%	4/22/24	13,995	13,756
	Walmart Inc.	2.850%	7/8/24	7,473	7,260
	Walmart Inc.	2.650%	12/15/24	14,346	13,838
	Walmart Inc.	3.550%	6/26/25	6,868	6,704
	Walmart Inc.	3.900%	9/9/25	8,060	7,919
	Walmart Inc.	3.050%	7/8/26	6,185	5,911
	Walmart Inc.	1.050%	9/17/26	3,840	3,355
	Walmart Inc.	3.950%	9/9/27	7,000	6,797
					912,293
Energy (1.6%)
	Baker Hughes Holdings LLC	1.231%	12/15/23	2,085	2,002
	Baker Hughes Holdings LLC	2.061%	12/15/26	1,235	1,085
	Boardwalk Pipelines LP	4.950%	12/15/24	3,443	3,405
	Boardwalk Pipelines LP	5.950%	6/1/26	9,355	9,455
	BP Capital Markets America Inc.	3.796%	9/21/25	9,707	9,462
	BP Capital Markets America Inc.	3.410%	2/11/26	6,323	6,017
[2]	BP Capital Markets America Inc.	3.119%	5/4/26	15,389	14,385
[2]	BP Capital Markets America Inc.	3.017%	1/16/27	8,964	8,193
	BP Capital Markets America Inc.	3.543%	4/6/27	5,834	5,457
[2]	BP Capital Markets America Inc.	3.588%	4/14/27	5,988	5,608
	Canadian Natural Resources Ltd.	3.800%	4/15/24	1,160	1,135
	Canadian Natural Resources Ltd.	3.900%	2/1/25	4,953	4,780
	Canadian Natural Resources Ltd.	2.050%	7/15/25	6,741	6,162
	Canadian Natural Resources Ltd.	3.850%	6/1/27	11,095	10,236

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cheniere Corpus Christi Holdings LLC	7.000%	6/30/24	17,615	17,902
	Cheniere Corpus Christi Holdings LLC	5.875%	3/31/25	15,569	15,607
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	13,717	13,297
	Chevron Corp.	2.895%	3/3/24	9,568	9,350
	Chevron Corp.	1.554%	5/11/25	23,774	22,000
	Chevron Corp.	3.326%	11/17/25	6,727	6,474
	Chevron Corp.	2.954%	5/16/26	11,495	10,825
	Chevron Corp.	1.995%	5/11/27	5,375	4,768
	Chevron USA Inc.	3.900%	11/15/24	5,590	5,510
	Chevron USA Inc.	0.687%	8/12/25	4,783	4,285
	Chevron USA Inc.	1.018%	8/12/27	2,150	1,799
	CNOOC Finance 2014 ULC	4.250%	4/30/24	8,276	8,205
	CNOOC Finance 2015 USA LLC	3.500%	5/5/25	3,900	3,775
	Columbia Pipeline Group Inc.	4.500%	6/1/25	3,199	3,135
	ConocoPhillips Co.	2.125%	3/8/24	8,000	7,732
	ConocoPhillips Co.	3.350%	11/15/24	1,500	1,468
	ConocoPhillips Co.	2.400%	3/7/25	8,000	7,566
	ConocoPhillips Co.	3.350%	5/15/25	638	613
	Continental Resources Inc.	3.800%	6/1/24	6,560	6,362
[4]	Coterra Energy Inc.	3.900%	5/15/27	5,137	4,774
	DCP Midstream Operating LP	5.375%	7/15/25	2,385	2,319
	DCP Midstream Operating LP	5.625%	7/15/27	2,150	2,078
	Devon Energy Corp.	5.250%	9/15/24	6,423	6,421
	Devon Energy Corp.	5.850%	12/15/25	2,775	2,805
	Diamondback Energy Inc.	3.250%	12/1/26	4,920	4,539
	Enbridge Energy Partners LP	5.875%	10/15/25	5,272	5,346
	Enbridge Inc.	4.000%	10/1/23	6,771	6,706
	Enbridge Inc.	0.550%	10/4/23	2,845	2,719
	Enbridge Inc.	2.150%	2/16/24	1,615	1,553
	Enbridge Inc.	3.500%	6/10/24	6,995	6,822
	Enbridge Inc.	2.500%	1/15/25	4,109	3,858
	Enbridge Inc.	2.500%	2/14/25	2,525	2,373
	Enbridge Inc.	1.600%	10/4/26	1,360	1,177
	Enbridge Inc.	4.250%	12/1/26	6,350	6,051
	Enbridge Inc.	3.700%	7/15/27	5,000	4,641
	Energy Transfer LP	4.500%	11/1/23	9,009	8,930
[2]	Energy Transfer LP	5.875%	1/15/24	17,286	17,325
	Energy Transfer LP	4.900%	2/1/24	5,630	5,597
	Energy Transfer LP	4.250%	4/1/24	6,370	6,237
	Energy Transfer LP	4.500%	4/15/24	8,312	8,197
	Energy Transfer LP	3.900%	5/15/24	5,386	5,242
	Energy Transfer LP	4.050%	3/15/25	5,619	5,389
	Energy Transfer LP	2.900%	5/15/25	11,105	10,350
	Energy Transfer LP	5.950%	12/1/25	6,778	6,772
	Energy Transfer LP	4.750%	1/15/26	7,800	7,529
	Energy Transfer LP	3.900%	7/15/26	5,286	4,927
	Energy Transfer LP	4.400%	3/15/27	7,018	6,552
	Energy Transfer LP	4.200%	4/15/27	6,370	5,894
[2]	Energy Transfer LP	5.500%	6/1/27	5,867	5,714
	Enterprise Products Operating LLC	3.900%	2/15/24	9,417	9,258
	Enterprise Products Operating LLC	3.750%	2/15/25	15,805	15,314
	Enterprise Products Operating LLC	3.700%	2/15/26	948	906
[2]	Enterprise Products Operating LLC	5.250%	8/16/77	4,475	3,760
	EOG Resources Inc.	3.150%	4/1/25	5,609	5,399
	EOG Resources Inc.	4.150%	1/15/26	8,277	8,070
	EQT Corp.	6.125%	2/1/25	7,870	7,899
[5]	EQT Corp.	5.678%	10/1/25	1,100	1,092
[4]	EQT Corp.	3.125%	5/15/26	4,200	3,830

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	EQT Corp.	5.700%	4/1/28	1,900	1,866
	Exxon Mobil Corp.	3.176%	3/15/24	9,017	8,849
	Exxon Mobil Corp.	2.019%	8/16/24	11,939	11,403
	Exxon Mobil Corp.	2.709%	3/6/25	11,590	11,082
	Exxon Mobil Corp.	2.992%	3/19/25	38,345	36,854
	Exxon Mobil Corp.	3.043%	3/1/26	19,502	18,439
	Exxon Mobil Corp.	3.294%	3/19/27	3,270	3,078
	Halliburton Co.	3.800%	11/15/25	3,579	3,456
	Hess Corp.	3.500%	7/15/24	4,385	4,237
	Hess Corp.	4.300%	4/1/27	4,931	4,633
[4]	HF Sinclair Corp.	2.625%	10/1/23	1,556	1,501
[4]	HF Sinclair Corp.	5.875%	4/1/26	8,080	7,927
	Kinder Morgan Energy Partners LP	4.150%	2/1/24	5,735	5,660
	Kinder Morgan Energy Partners LP	4.300%	5/1/24	11,063	10,909
	Kinder Morgan Energy Partners LP	4.250%	9/1/24	7,163	7,044
	Kinder Morgan Inc.	4.300%	6/1/25	5,618	5,484
	Kinder Morgan Inc.	1.750%	11/15/26	2,872	2,489
	Magellan Midstream Partners LP	5.000%	3/1/26	3,630	3,585
	Marathon Oil Corp.	4.400%	7/15/27	495	462
	Marathon Petroleum Corp.	3.625%	9/15/24	6,877	6,668
	Marathon Petroleum Corp.	4.700%	5/1/25	21,949	21,574
	Marathon Petroleum Corp.	5.125%	12/15/26	8,910	8,770
	MPLX LP	4.875%	12/1/24	9,750	9,641
	MPLX LP	4.000%	2/15/25	6,473	6,245
	MPLX LP	4.875%	6/1/25	5,585	5,485
	MPLX LP	1.750%	3/1/26	4,899	4,293
	MPLX LP	4.125%	3/1/27	9,431	8,800
	Northwest Pipeline LLC	4.000%	4/1/27	246	229
	ONEOK Inc.	2.750%	9/1/24	3,211	3,057
	ONEOK Inc.	5.850%	1/15/26	3,380	3,392
	ONEOK Inc.	4.000%	7/13/27	3,535	3,248
	ONEOK Partners LP	4.900%	3/15/25	8,815	8,682
	Ovintiv Exploration Inc.	5.375%	1/1/26	5,447	5,399
	Phillips 66	0.900%	2/15/24	3,000	2,844
	Phillips 66	3.850%	4/9/25	14,800	14,366
	Phillips 66	1.300%	2/15/26	335	293
[4]	Phillips 66 Co.	2.450%	12/15/24	3,280	3,083
[4]	Phillips 66 Co.	3.605%	2/15/25	2,675	2,569
[4]	Phillips 66 Co.	3.550%	10/1/26	5,246	4,871
	Pioneer Natural Resources Co.	1.125%	1/15/26	8,173	7,137
	Plains All American Pipeline LP	3.850%	10/15/23	7,121	7,019
	Plains All American Pipeline LP	3.600%	11/1/24	6,365	6,124
	Plains All American Pipeline LP	4.650%	10/15/25	8,516	8,202
	Plains All American Pipeline LP	4.500%	12/15/26	6,739	6,378
	Sabine Pass Liquefaction LLC	5.750%	5/15/24	24,130	24,217
	Sabine Pass Liquefaction LLC	5.625%	3/1/25	16,363	16,335
	Sabine Pass Liquefaction LLC	5.875%	6/30/26	13,213	13,206
	Sabine Pass Liquefaction LLC	5.000%	3/15/27	11,772	11,306
	Schlumberger Finance Canada Ltd.	1.400%	9/17/25	4,287	3,889
	Schlumberger Investment SA	3.650%	12/1/23	8,871	8,742
	Shell International Finance BV	3.500%	11/13/23	3,617	3,580
	Shell International Finance BV	2.000%	11/7/24	11,201	10,656
	Shell International Finance BV	3.250%	5/11/25	23,144	22,251
	Shell International Finance BV	2.875%	5/10/26	8,505	7,930
	Shell International Finance BV	2.500%	9/12/26	11,137	10,176
	Spectra Energy Partners LP	4.750%	3/15/24	10,840	10,783
	Spectra Energy Partners LP	3.500%	3/15/25	5,322	5,098
	Spectra Energy Partners LP	3.375%	10/15/26	8,246	7,605

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Targa Resources Partners LP	6.500%	7/15/27	6,500	6,455
	TC PipeLines LP	4.375%	3/13/25	2,310	2,255
	TC PipeLines LP	3.900%	5/25/27	4,980	4,676
	TotalEnergies Capital International SA	3.700%	1/15/24	13,086	12,919
	TotalEnergies Capital International SA	3.750%	4/10/24	5,108	5,030
	TotalEnergies Capital International SA	2.434%	1/10/25	4,547	4,317
	TransCanada PipeLines Ltd.	3.750%	10/16/23	12,794	12,631
	TransCanada PipeLines Ltd.	1.000%	10/12/24	10,500	9,686
	TransCanada PipeLines Ltd.	4.875%	1/15/26	2,234	2,195
	Transcontinental Gas Pipe Line Co. LLC	7.850%	2/1/26	7,048	7,490
	Williams Cos. Inc.	4.500%	11/15/23	2,949	2,932
	Williams Cos. Inc.	4.300%	3/4/24	11,665	11,515
	Williams Cos. Inc.	4.550%	6/24/24	9,596	9,496
	Williams Cos. Inc.	3.900%	1/15/25	5,677	5,499
	Williams Cos. Inc.	4.000%	9/15/25	15,629	15,057
	Williams Cos. Inc.	3.750%	6/15/27	9,125	8,399
					1,046,073
Financials (11.4%)
	AerCap Ireland Capital DAC	1.150%	10/29/23	13,471	12,819
	AerCap Ireland Capital DAC	4.875%	1/16/24	6,690	6,589
	AerCap Ireland Capital DAC	3.150%	2/15/24	13,873	13,323
	AerCap Ireland Capital DAC	2.875%	8/14/24	5,625	5,314
	AerCap Ireland Capital DAC	1.650%	10/29/24	27,460	25,078
	AerCap Ireland Capital DAC	3.500%	1/15/25	5,528	5,209
	AerCap Ireland Capital DAC	6.500%	7/15/25	16,658	16,645
	AerCap Ireland Capital DAC	4.450%	10/1/25	10,498	9,938
	AerCap Ireland Capital DAC	1.750%	1/30/26	13,603	11,633
	AerCap Ireland Capital DAC	4.450%	4/3/26	2,426	2,266
	AerCap Ireland Capital DAC	2.450%	10/29/26	56,325	47,620
	AerCap Ireland Capital DAC	3.650%	7/21/27	205	179
	Affiliated Managers Group Inc.	4.250%	2/15/24	4,115	4,080
	Affiliated Managers Group Inc.	3.500%	8/1/25	4,281	4,097
	Aflac Inc.	3.250%	3/17/25	2,625	2,625
	Aflac Inc.	1.125%	3/15/26	4,218	3,715
	Aflac Inc.	2.875%	10/15/26	3,750	3,480
[2]	Air Lease Corp.	4.250%	2/1/24	3,665	3,601
[2]	Air Lease Corp.	0.700%	2/15/24	4,756	4,445
	Air Lease Corp.	0.800%	8/18/24	7,020	6,405
	Air Lease Corp.	4.250%	9/15/24	3,587	3,503
[2]	Air Lease Corp.	2.300%	2/1/25	4,987	4,575
	Air Lease Corp.	3.250%	3/1/25	11,579	10,846
	Air Lease Corp.	3.375%	7/1/25	5,098	4,769
[2]	Air Lease Corp.	2.875%	1/15/26	8,623	7,731
[2]	Air Lease Corp.	3.750%	6/1/26	6,247	5,708
	Air Lease Corp.	1.875%	8/15/26	9,868	8,363
	Air Lease Corp.	3.625%	4/1/27	4,284	3,795
	Aircastle Ltd.	4.125%	5/1/24	50	48
	Aircastle Ltd.	4.250%	6/15/26	4,953	4,442
	Allied World Assurance Co. Holdings Ltd.	4.350%	10/29/25	3,828	3,632
	Allstate Corp.	0.750%	12/15/25	3,807	3,324
	Allstate Corp.	3.280%	12/15/26	5,030	4,726
	Ally Financial Inc.	1.450%	10/2/23	12,757	12,309
	Ally Financial Inc.	3.875%	5/21/24	16,110	15,690
	Ally Financial Inc.	5.125%	9/30/24	14,867	14,785
	Ally Financial Inc.	4.625%	3/30/25	9,044	8,855
	Ally Financial Inc.	5.800%	5/1/25	8,414	8,435
	Ally Financial Inc.	4.750%	6/9/27	4,390	4,054
	American Equity Investment Life Holding Co.	5.000%	6/15/27	4,059	3,849

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	American Express Co.	0.750%	11/3/23	1,505	1,445
	American Express Co.	3.400%	2/22/24	12,547	12,310
	American Express Co.	3.375%	5/3/24	21,660	21,124
	American Express Co.	2.500%	7/30/24	18,189	17,417
	American Express Co.	3.000%	10/30/24	16,430	15,834
	American Express Co.	3.625%	12/5/24	6,178	6,007
	American Express Co.	2.250%	3/4/25	6,946	6,517
	American Express Co.	3.950%	8/1/25	12,525	12,138
	American Express Co.	4.200%	11/6/25	6,693	6,529
	American Express Co.	3.125%	5/20/26	3,602	3,364
	American Express Co.	1.650%	11/4/26	9,317	8,124
	American Express Co.	2.550%	3/4/27	9,165	8,184
	American International Group Inc.	4.125%	2/15/24	7,165	7,102
	American International Group Inc.	2.500%	6/30/25	13,007	12,119
	American International Group Inc.	3.750%	7/10/25	3,236	3,236
	American International Group Inc.	3.900%	4/1/26	10,141	9,700
	Ameriprise Financial Inc.	4.000%	10/15/23	6,403	6,357
	Ameriprise Financial Inc.	3.700%	10/15/24	5,074	4,954
	Ameriprise Financial Inc.	3.000%	4/2/25	8,502	8,124
	Aon Corp.	2.850%	5/28/27	4,392	3,935
	Aon Global Ltd.	4.000%	11/27/23	6,173	6,117
	Aon Global Ltd.	3.500%	6/14/24	6,690	6,525
	Aon Global Ltd.	3.875%	12/15/25	5,499	5,290
	Arch Capital Finance LLC	4.011%	12/15/26	3,540	3,381
	Ares Capital Corp.	4.200%	6/10/24	8,611	8,327
	Ares Capital Corp.	4.250%	3/1/25	3,632	3,431
	Ares Capital Corp.	3.250%	7/15/25	8,671	7,924
	Ares Capital Corp.	3.875%	1/15/26	13,050	11,855
	Ares Capital Corp.	2.150%	7/15/26	6,314	5,287
	Ares Capital Corp.	2.875%	6/15/27	555	464
	Aspen Insurance Holdings Ltd.	4.650%	11/15/23	2,650	2,626
	Assurant Inc.	4.200%	9/27/23	1,726	1,715
	Assured Guaranty US Holdings Inc.	5.000%	7/1/24	1,799	1,796
[2]	Australia & New Zealand Banking Group Ltd.	3.700%	11/16/25	3,972	3,836
	Bain Capital Specialty Finance Inc.	2.950%	3/10/26	2,931	2,529
	Bain Capital Specialty Finance Inc.	2.550%	10/13/26	2,423	1,987
	Banco Bilbao Vizcaya Argentaria SA	1.125%	9/18/25	5,748	5,070
	Banco Bilbao Vizcaya Argentaria SA	5.862%	9/14/26	3,200	3,129
	Banco Bilbao Vizcaya Argentaria SA	6.138%	9/14/28	2,600	2,520
	Banco Santander SA	2.706%	6/27/24	10,476	10,012
	Banco Santander SA	2.746%	5/28/25	17,410	15,922
	Banco Santander SA	5.147%	8/18/25	24,420	23,754
	Banco Santander SA	5.179%	11/19/25	8,785	8,502
	Banco Santander SA	1.849%	3/25/26	11,275	9,763
	Banco Santander SA	4.250%	4/11/27	14,361	13,233
	Banco Santander SA	5.294%	8/18/27	8,595	8,120
	Banco Santander SA	1.722%	9/14/27	8,699	7,221
	Banco Santander SA	4.175%	3/24/28	11,040	9,989
[2]	Bank of America Corp.	4.125%	1/22/24	4,532	4,495
[2]	Bank of America Corp.	3.550%	3/5/24	36,002	35,726
[2]	Bank of America Corp.	4.000%	4/1/24	8,100	8,013
[2]	Bank of America Corp.	1.486%	5/19/24	8,299	8,115
[2]	Bank of America Corp.	4.200%	8/26/24	26,403	25,989
[2]	Bank of America Corp.	0.810%	10/24/24	20,448	19,434
[2]	Bank of America Corp.	4.000%	1/22/25	19,245	18,639
	Bank of America Corp.	1.843%	2/4/25	2,183	2,076
[2]	Bank of America Corp.	3.458%	3/15/25	5,023	4,867
[2]	Bank of America Corp.	3.950%	4/21/25	30,599	29,528

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bank of America Corp.	0.976%	4/22/25	20,166	18,745
	Bank of America Corp.	3.841%	4/25/25	11,372	11,063
[2]	Bank of America Corp.	3.875%	8/1/25	5,692	5,527
[2]	Bank of America Corp.	0.981%	9/25/25	17,114	15,575
[2]	Bank of America Corp.	3.093%	10/1/25	25,749	24,446
[2]	Bank of America Corp.	2.456%	10/22/25	27,520	25,771
[2]	Bank of America Corp.	1.530%	12/6/25	13,202	12,076
[2]	Bank of America Corp.	3.366%	1/23/26	18,286	17,308
[2]	Bank of America Corp.	2.015%	2/13/26	33,964	31,153
[2]	Bank of America Corp.	4.450%	3/3/26	5,003	4,827
[2]	Bank of America Corp.	3.384%	4/2/26	12,510	11,824
[2]	Bank of America Corp.	3.500%	4/19/26	6,471	6,078
[2]	Bank of America Corp.	1.319%	6/19/26	52,608	46,652
	Bank of America Corp.	6.220%	9/15/26	1,554	1,581
[2]	Bank of America Corp.	4.250%	10/22/26	18,007	17,127
[2]	Bank of America Corp.	1.197%	10/24/26	17,237	15,049
[2]	Bank of America Corp.	1.658%	3/11/27	35,634	30,914
[2]	Bank of America Corp.	3.559%	4/23/27	33,622	31,035
	Bank of America Corp.	1.734%	7/22/27	76,290	65,448
[2]	Bank of America Corp.	4.183%	11/25/27	20,964	19,424
[2]	Bank of America Corp.	3.824%	1/20/28	17,498	16,115
	Bank of America Corp.	2.551%	2/4/28	10,474	9,120
	Bank of America Corp.	4.376%	4/27/28	15,470	14,502
	Bank of America Corp.	4.948%	7/22/28	31,029	29,841
	Bank of Montreal	0.450%	12/8/23	11,096	10,550
[2]	Bank of Montreal	3.300%	2/5/24	10,641	10,416
[2]	Bank of Montreal	2.150%	3/8/24	5,355	5,146
[2]	Bank of Montreal	2.500%	6/28/24	8,266	7,929
[2]	Bank of Montreal	4.250%	9/14/24	1,195	1,176
[2]	Bank of Montreal	1.500%	1/10/25	4,195	3,863
[2]	Bank of Montreal	1.850%	5/1/25	18,203	16,775
[2]	Bank of Montreal	3.700%	6/7/25	7,800	7,504
[2]	Bank of Montreal	1.250%	9/15/26	11,313	9,682
[2]	Bank of Montreal	0.949%	1/22/27	14,930	12,939
[2]	Bank of Montreal	2.650%	3/8/27	15,325	13,681
[2]	Bank of Montreal	4.700%	9/14/27	3,900	3,769
[2]	Bank of Montreal	4.338%	10/5/28	4,520	4,460
[2]	Bank of Montreal	4.800%	Perpetual	117	98
[2]	Bank of New York Mellon Corp.	0.350%	12/7/23	7,812	7,441
[2]	Bank of New York Mellon Corp.	0.500%	4/26/24	6,459	6,065
	Bank of New York Mellon Corp.	3.400%	5/15/24	4,885	4,791
[2]	Bank of New York Mellon Corp.	3.250%	9/11/24	10,714	10,438
[2]	Bank of New York Mellon Corp.	2.100%	10/24/24	6,100	5,777
[2]	Bank of New York Mellon Corp.	3.000%	2/24/25	3,735	3,593
[2]	Bank of New York Mellon Corp.	1.600%	4/24/25	7,013	6,474
[2]	Bank of New York Mellon Corp.	2.800%	5/4/26	5,360	5,021
	Bank of New York Mellon Corp.	4.414%	7/24/26	6,485	6,340
[2]	Bank of New York Mellon Corp.	2.450%	8/17/26	1,155	1,058
	Bank of New York Mellon Corp.	2.050%	1/26/27	3,939	3,501
[2]	Bank of New York Mellon Corp.	3.250%	5/16/27	8,728	8,163
[2]	Bank of New York Mellon Corp.	3.442%	2/7/28	7,536	6,956
	Bank of Nova Scotia	1.625%	5/1/23	2,751	2,706
	Bank of Nova Scotia	3.400%	2/11/24	16,680	16,357
	Bank of Nova Scotia	2.440%	3/11/24	5,000	4,830
	Bank of Nova Scotia	0.700%	4/15/24	13,248	12,414
	Bank of Nova Scotia	0.650%	7/31/24	381	352
	Bank of Nova Scotia	1.450%	1/10/25	3,375	3,097
	Bank of Nova Scotia	2.200%	2/3/25	19,179	17,921

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bank of Nova Scotia	3.450%	4/11/25	13,210	12,653
	Bank of Nova Scotia	1.300%	6/11/25	2,115	1,904
	Bank of Nova Scotia	4.500%	12/16/25	8,542	8,246
	Bank of Nova Scotia	1.050%	3/2/26	6,674	5,818
	Bank of Nova Scotia	1.350%	6/24/26	4,675	4,071
	Bank of Nova Scotia	2.700%	8/3/26	12,311	11,233
	Bank of Nova Scotia	1.300%	9/15/26	9,101	7,815
	BankUnited Inc.	4.875%	11/17/25	3,507	3,411
[2]	Barclays Bank plc	3.750%	5/15/24	2,510	2,462
[2]	Barclays plc	4.338%	5/16/24	31,764	31,411
	Barclays plc	4.375%	9/11/24	5,068	4,904
	Barclays plc	1.007%	12/10/24	5,924	5,576
	Barclays plc	3.650%	3/16/25	8,785	8,331
[2]	Barclays plc	3.932%	5/7/25	9,679	9,307
	Barclays plc	4.375%	1/12/26	21,221	20,051
[2]	Barclays plc	2.852%	5/7/26	13,646	12,399
	Barclays plc	5.200%	5/12/26	18,550	17,578
	Barclays plc	5.304%	8/9/26	7,450	7,161
	Barclays plc	2.279%	11/24/27	9,821	8,224
	Barclays plc	5.501%	8/9/28	13,386	12,558
	Berkshire Hathaway Finance Corp.	2.300%	3/15/27	1,300	1,182
	Berkshire Hathaway Inc.	3.125%	3/15/26	24,391	23,174
	BGC Partners Inc.	3.750%	10/1/24	2,542	2,441
	BlackRock Inc.	3.500%	3/18/24	9,598	9,452
	BlackRock Inc.	3.200%	3/15/27	380	358
	Blackstone Private Credit Fund	2.350%	11/22/24	5,055	4,611
[4]	Blackstone Private Credit Fund	7.050%	9/29/25	2,400	2,371
	Blackstone Private Credit Fund	2.625%	12/15/26	11,935	9,813
	Blackstone Private Credit Fund	3.250%	3/15/27	12,364	10,259
	Blackstone Secured Lending Fund	3.625%	1/15/26	4,442	4,064
	Blackstone Secured Lending Fund	2.750%	9/16/26	7,645	6,603
	Blackstone Secured Lending Fund	2.125%	2/15/27	619	501
[2]	BNP Paribas SA	4.250%	10/15/24	7,990	7,796
	BPCE SA	4.000%	4/15/24	6,993	6,866
[2]	BPCE SA	3.375%	12/2/26	2,515	2,322
	Brookfield Asset Management Inc.	4.000%	1/15/25	4,736	4,611
	Brookfield Finance Inc.	4.000%	4/1/24	6,324	6,228
	Brookfield Finance Inc.	4.250%	6/2/26	2,748	2,623
	Brown & Brown Inc.	4.200%	9/15/24	4,329	4,249
	Canadian Imperial Bank of Commerce	0.500%	12/14/23	10,241	9,737
	Canadian Imperial Bank of Commerce	3.100%	4/2/24	6,360	6,195
	Canadian Imperial Bank of Commerce	1.000%	10/18/24	5,452	5,030
	Canadian Imperial Bank of Commerce	2.250%	1/28/25	7,223	6,767
	Canadian Imperial Bank of Commerce	3.300%	4/7/25	6,340	6,052
	Canadian Imperial Bank of Commerce	3.945%	8/4/25	10,435	10,086
	Canadian Imperial Bank of Commerce	0.950%	10/23/25	4,335	3,822
	Canadian Imperial Bank of Commerce	1.250%	6/22/26	6,645	5,755
	Canadian Imperial Bank of Commerce	3.450%	4/7/27	2,036	1,873
[2]	Capital One Bank USA NA	2.280%	1/28/26	647	601
	Capital One Financial Corp.	2.600%	5/11/23	12,686	12,538
	Capital One Financial Corp.	3.500%	6/15/23	3,851	3,823
	Capital One Financial Corp.	3.900%	1/29/24	5,730	5,647
	Capital One Financial Corp.	3.750%	4/24/24	7,464	7,306
	Capital One Financial Corp.	3.300%	10/30/24	17,015	16,396
	Capital One Financial Corp.	1.343%	12/6/24	11,035	10,487
	Capital One Financial Corp.	3.200%	2/5/25	9,541	9,052
	Capital One Financial Corp.	4.250%	4/30/25	21,862	21,271
	Capital One Financial Corp.	4.166%	5/9/25	9,328	9,075

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Capital One Financial Corp.	4.200%	10/29/25	12,868	12,347
	Capital One Financial Corp.	2.636%	3/3/26	9,170	8,516
	Capital One Financial Corp.	3.750%	7/28/26	8,097	7,490
	Capital One Financial Corp.	3.750%	3/9/27	10,480	9,659
	Capital One Financial Corp.	4.927%	5/10/28	9,200	8,757
	Cboe Global Markets Inc.	3.650%	1/12/27	5,435	5,139
	Charles Schwab Corp.	3.550%	2/1/24	3,532	3,478
	Charles Schwab Corp.	0.750%	3/18/24	19,935	18,860
	Charles Schwab Corp.	3.750%	4/1/24	3,965	3,912
	Charles Schwab Corp.	3.000%	3/10/25	3,020	2,895
	Charles Schwab Corp.	4.200%	3/24/25	6,125	6,051
	Charles Schwab Corp.	3.625%	4/1/25	1,919	1,859
	Charles Schwab Corp.	3.850%	5/21/25	7,643	7,471
	Charles Schwab Corp.	0.900%	3/11/26	1,786	1,553
	Charles Schwab Corp.	1.150%	5/13/26	25,605	22,386
	Charles Schwab Corp.	3.200%	3/2/27	4,313	4,022
	Charles Schwab Corp.	2.450%	3/3/27	10,992	9,889
	Chubb INA Holdings Inc.	3.350%	5/15/24	7,558	7,380
	Chubb INA Holdings Inc.	3.150%	3/15/25	15,498	14,883
	Chubb INA Holdings Inc.	3.350%	5/3/26	8,633	8,152
[2]	Citibank NA	3.650%	1/23/24	9,658	9,541
	Citigroup Inc.	3.500%	5/15/23	19,807	19,662
	Citigroup Inc.	3.875%	10/25/23	15,742	15,540
[2]	Citigroup Inc.	1.678%	5/15/24	23,762	23,260
	Citigroup Inc.	3.750%	6/16/24	5,299	5,214
	Citigroup Inc.	4.000%	8/5/24	285	279
	Citigroup Inc.	0.776%	10/30/24	18,469	17,564
	Citigroup Inc.	3.875%	3/26/25	7,891	7,577
[2]	Citigroup Inc.	3.352%	4/24/25	23,340	22,525
	Citigroup Inc.	3.300%	4/27/25	4,245	4,049
	Citigroup Inc.	0.981%	5/1/25	8,102	7,516
	Citigroup Inc.	4.140%	5/24/25	15,635	15,285
	Citigroup Inc.	4.400%	6/10/25	26,977	26,231
	Citigroup Inc.	5.500%	9/13/25	13,456	13,433
	Citigroup Inc.	3.700%	1/12/26	20,057	18,976
	Citigroup Inc.	2.014%	1/25/26	12,705	11,689
	Citigroup Inc.	4.600%	3/9/26	12,025	11,627
[2]	Citigroup Inc.	3.106%	4/8/26	48,349	45,346
	Citigroup Inc.	3.400%	5/1/26	13,272	12,391
	Citigroup Inc.	5.610%	9/29/26	3,345	3,327
	Citigroup Inc.	3.200%	10/21/26	4,406	4,036
	Citigroup Inc.	4.300%	11/20/26	9,109	8,616
	Citigroup Inc.	1.122%	1/28/27	12,877	11,021
	Citigroup Inc.	1.462%	6/9/27	1,859	1,583
	Citigroup Inc.	4.450%	9/29/27	3,044	2,824
[2]	Citigroup Inc.	3.887%	1/10/28	11,447	10,544
[2]	Citigroup Inc.	3.070%	2/24/28	15,435	13,760
	Citigroup Inc.	4.658%	5/24/28	50,141	47,649
[2]	Citigroup Inc.	3.668%	7/24/28	10,225	9,239
[2]	Citizens Bank NA	2.250%	4/28/25	3,785	3,512
	Citizens Bank NA	4.119%	5/23/25	2,634	2,587
[2]	Citizens Bank NA	3.750%	2/18/26	3,496	3,319
	Citizens Bank NA	4.575%	8/9/28	5,100	4,872
	Citizens Financial Group Inc.	2.850%	7/27/26	4,138	3,786
	Citizens Financial Group Inc.	4.300%	2/11/31	3,964	3,773
	CME Group Inc.	3.000%	3/15/25	6,853	6,568
	CNA Financial Corp.	3.950%	5/15/24	3,728	3,656
	CNA Financial Corp.	4.500%	3/1/26	2,379	2,322

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	CNA Financial Corp.	3.450%	8/15/27	3,783	3,452
	CNO Financial Group Inc.	5.250%	5/30/25	7,675	7,587
[2]	Comerica Bank	2.500%	7/23/24	3,104	2,970
	Cooperatieve Rabobank UA	0.375%	1/12/24	2,684	2,535
	Cooperatieve Rabobank UA	3.875%	8/22/24	5,225	5,124
	Cooperatieve Rabobank UA	1.375%	1/10/25	5,558	5,125
[2]	Cooperatieve Rabobank UA	3.375%	5/21/25	18,141	17,437
	Cooperatieve Rabobank UA	4.375%	8/4/25	11,801	11,283
[2]	Cooperatieve Rabobank UA	3.750%	7/21/26	8,181	7,556
[4]	Corebridge Financial Inc.	3.500%	4/4/25	205	195
[4]	Corebridge Financial Inc.	3.650%	4/5/27	17,790	16,256
	Credit Suisse AG	1.000%	5/5/23	7,214	7,051
	Credit Suisse AG	0.495%	2/2/24	9,350	8,707
[2]	Credit Suisse AG	3.625%	9/9/24	21,804	20,777
	Credit Suisse AG	3.700%	2/21/25	11,250	10,563
	Credit Suisse AG	2.950%	4/9/25	46,233	42,479
	Credit Suisse AG	1.250%	8/7/26	14,370	11,846
	Credit Suisse Group AG	3.750%	3/26/25	18,502	17,242
	Credit Suisse Group AG	4.550%	4/17/26	6,901	6,356
[2]	Deutsche Bank AG	0.962%	11/8/23	15,432	14,691
	Deutsche Bank AG	0.898%	5/28/24	2,470	2,284
[2]	Deutsche Bank AG	3.700%	5/30/24	19,845	19,149
	Deutsche Bank AG	3.700%	5/30/24	1,615	1,570
[2]	Deutsche Bank AG	2.222%	9/18/24	19,288	18,384
	Deutsche Bank AG	1.447%	4/1/25	9,796	8,987
[2]	Deutsche Bank AG	3.961%	11/26/25	4,057	3,786
	Deutsche Bank AG	4.100%	1/13/26	100	96
[2]	Deutsche Bank AG	4.100%	1/13/26	3,625	3,438
	Deutsche Bank AG	1.686%	3/19/26	8,223	7,163
	Deutsche Bank AG	6.119%	7/14/26	5,635	5,476
	Deutsche Bank AG	2.129%	11/24/26	8,263	7,025
	Deutsche Bank AG	2.311%	11/16/27	13,459	10,929
	Deutsche Bank AG	2.552%	1/7/28	10,098	8,224
	Discover Bank	2.450%	9/12/24	15,919	15,059
[2]	Discover Bank	4.250%	3/13/26	2,591	2,446
[2]	Discover Bank	3.450%	7/27/26	965	879
	Discover Financial Services	3.950%	11/6/24	3,821	3,722
	Discover Financial Services	3.750%	3/4/25	3,870	3,700
	Discover Financial Services	4.500%	1/30/26	3,469	3,291
	Discover Financial Services	4.100%	2/9/27	14,355	13,164
	Eaton Vance Corp.	3.500%	4/6/27	3,517	3,257
	Fifth Third Bancorp	1.625%	5/5/23	1,712	1,682
	Fifth Third Bancorp	4.300%	1/16/24	14,897	14,748
	Fifth Third Bancorp	3.650%	1/25/24	12,023	11,802
	Fifth Third Bancorp	2.375%	1/28/25	6,419	6,001
	Fifth Third Bancorp	2.550%	5/5/27	1,702	1,515
	Fifth Third Bancorp	4.055%	4/25/28	4,005	3,749
[2]	Fifth Third Bank NA	3.850%	3/15/26	14,791	13,967
[2]	Fifth Third Bank NA	2.250%	2/1/27	6,416	5,714
	First American Financial Corp.	4.600%	11/15/24	1,619	1,586
	First Horizon Corp.	4.000%	5/26/25	2,650	2,549
[2]	First-Citizens Bank & Trust Co.	2.969%	9/27/25	4,600	4,324
	Franklin BSP Lending Corp.	3.250%	3/30/26	3,350	2,898
	Franklin Resources Inc.	2.850%	3/30/25	4,829	4,585
	FS KKR Capital Corp.	4.625%	7/15/24	7,151	6,967
	FS KKR Capital Corp.	4.125%	2/1/25	3,497	3,287
	FS KKR Capital Corp.	3.400%	1/15/26	4,809	4,242
	FS KKR Capital Corp.	2.625%	1/15/27	2,409	1,943

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	GATX Corp.	3.900%	3/30/23	2,475	2,464
	GATX Corp.	3.250%	3/30/25	1,980	1,880
	GATX Corp.	3.250%	9/15/26	2,010	1,841
	GATX Corp.	3.850%	3/30/27	3,497	3,202
	GE Capital Funding LLC	3.450%	5/15/25	12,645	12,043
	GE Capital International Funding Co. Unlimited Co.	3.373%	11/15/25	395	377
	Goldman Sachs BDC Inc.	3.750%	2/10/25	3,315	3,177
	Goldman Sachs BDC Inc.	2.875%	1/15/26	3,434	3,118
[2]	Goldman Sachs Group Inc.	0.627%	11/17/23	31,481	31,285
	Goldman Sachs Group Inc.	1.217%	12/6/23	10,000	9,592
	Goldman Sachs Group Inc.	3.625%	2/20/24	21,800	21,434
	Goldman Sachs Group Inc.	4.000%	3/3/24	16,232	16,007
	Goldman Sachs Group Inc.	3.000%	3/15/24	11,540	11,216
[2]	Goldman Sachs Group Inc.	3.850%	7/8/24	10,870	10,643
	Goldman Sachs Group Inc.	0.925%	10/21/24	10,090	9,577
	Goldman Sachs Group Inc.	3.500%	1/23/25	7,539	7,246
	Goldman Sachs Group Inc.	1.757%	1/24/25	24,845	23,616
	Goldman Sachs Group Inc.	3.500%	4/1/25	39,550	37,821
	Goldman Sachs Group Inc.	3.750%	5/22/25	21,943	21,056
[2]	Goldman Sachs Group Inc.	3.272%	9/29/25	38,171	36,370
	Goldman Sachs Group Inc.	4.250%	10/21/25	28,165	27,153
	Goldman Sachs Group Inc.	3.750%	2/25/26	15,650	14,836
	Goldman Sachs Group Inc.	3.500%	11/16/26	1,164	1,075
[2]	Goldman Sachs Group Inc.	1.093%	12/9/26	13,607	11,752
	Goldman Sachs Group Inc.	5.950%	1/15/27	7,519	7,617
	Goldman Sachs Group Inc.	3.850%	1/26/27	22,832	21,285
	Goldman Sachs Group Inc.	1.431%	3/9/27	21,320	18,350
	Goldman Sachs Group Inc.	1.542%	9/10/27	12,341	10,440
	Goldman Sachs Group Inc.	1.948%	10/21/27	57,532	49,159
	Goldman Sachs Group Inc.	2.640%	2/24/28	50,200	43,606
	Goldman Sachs Group Inc.	3.615%	3/15/28	24,529	22,322
	Goldman Sachs Group Inc.	4.482%	8/23/28	19,600	18,410
	Golub Capital BDC Inc.	3.375%	4/15/24	5,980	5,736
	Golub Capital BDC Inc.	2.500%	8/24/26	4,435	3,719
	Hanover Insurance Group Inc.	4.500%	4/15/26	2,375	2,289
	Hercules Capital Inc.	2.625%	9/16/26	25	20
	Hercules Capital Inc.	3.375%	1/20/27	360	299
	HSBC Holdings plc	3.600%	5/25/23	16,367	16,214
	HSBC Holdings plc	4.250%	3/14/24	16,987	16,635
[2]	HSBC Holdings plc	3.950%	5/18/24	15,853	15,652
	HSBC Holdings plc	1.162%	11/22/24	14,840	14,029
[2]	HSBC Holdings plc	3.803%	3/11/25	42,205	40,811
	HSBC Holdings plc	0.976%	5/24/25	4,943	4,542
	HSBC Holdings plc	4.250%	8/18/25	6,539	6,220
[2]	HSBC Holdings plc	2.633%	11/7/25	32,799	30,380
	HSBC Holdings plc	4.180%	12/9/25	5,954	5,693
	HSBC Holdings plc	4.300%	3/8/26	29,883	28,628
	HSBC Holdings plc	2.999%	3/10/26	13,729	12,693
[2]	HSBC Holdings plc	1.645%	4/18/26	14,166	12,611
	HSBC Holdings plc	3.900%	5/25/26	30,078	28,191
[2]	HSBC Holdings plc	2.099%	6/4/26	33,757	30,253
[2]	HSBC Holdings plc	4.292%	9/12/26	14,204	13,402
	HSBC Holdings plc	4.375%	11/23/26	15,694	14,644
	HSBC Holdings plc	1.589%	5/24/27	17,043	14,247
	HSBC Holdings plc	2.251%	11/22/27	21,019	17,656
[2]	HSBC Holdings plc	4.041%	3/13/28	20,981	18,854
	HSBC Holdings plc	4.755%	6/9/28	5,335	4,895

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	HSBC Holdings plc	5.210%	8/11/28	20,546	19,242
	HSBC USA Inc.	3.750%	5/24/24	2,985	2,922
	HSBC USA Inc.	3.500%	6/23/24	6,181	6,020
	Huntington Bancshares Inc.	2.625%	8/6/24	11,476	10,968
	Huntington Bancshares Inc.	4.000%	5/15/25	8,202	7,942
	Huntington Bancshares Inc.	4.443%	8/4/28	4,800	4,527
[2]	Huntington National Bank	3.550%	10/6/23	1,883	1,862
	Huntington National Bank	4.008%	5/16/25	2,510	2,458
	Huntington National Bank	4.552%	5/17/28	4,400	4,233
	ING Groep NV	4.100%	10/2/23	15,284	15,084
	ING Groep NV	3.550%	4/9/24	5,634	5,491
	ING Groep NV	3.869%	3/28/26	10,470	9,924
	ING Groep NV	3.950%	3/29/27	8,101	7,461
	ING Groep NV	1.726%	4/1/27	4,285	3,674
	ING Groep NV	4.017%	3/28/28	13,675	12,428
	Intercontinental Exchange Inc.	3.650%	5/23/25	10,689	10,341
	Intercontinental Exchange Inc.	3.750%	12/1/25	9,806	9,462
	Invesco Finance plc	4.000%	1/30/24	4,000	3,940
	Invesco Finance plc	3.750%	1/15/26	1,115	1,066
	Jackson Financial Inc.	1.125%	11/22/23	4,938	4,710
	Janus Henderson US Holdings Inc.	4.875%	8/1/25	2,636	2,592
	Jefferies Financial Group Inc.	5.500%	10/18/23	6,481	6,496
	Jefferies Group LLC	4.850%	1/15/27	5,657	5,404
	Jefferies Group LLC	6.450%	6/8/27	1,050	1,064
	JPMorgan Chase & Co.	3.375%	5/1/23	23,716	23,572
	JPMorgan Chase & Co.	3.875%	2/1/24	8,532	8,448
	JPMorgan Chase & Co.	3.625%	5/13/24	18,497	18,186
[2]	JPMorgan Chase & Co.	1.514%	6/1/24	1,340	1,309
	JPMorgan Chase & Co.	3.875%	9/10/24	14,263	13,958
[2]	JPMorgan Chase & Co.	4.023%	12/5/24	8,016	7,890
	JPMorgan Chase & Co.	3.125%	1/23/25	4,295	4,118
	JPMorgan Chase & Co.	0.563%	2/16/25	4,028	3,768
[2]	JPMorgan Chase & Co.	3.220%	3/1/25	18,679	18,077
	JPMorgan Chase & Co.	0.824%	6/1/25	21,514	19,906
	JPMorgan Chase & Co.	0.969%	6/23/25	8,797	8,140
	JPMorgan Chase & Co.	3.900%	7/15/25	7,740	7,495
	JPMorgan Chase & Co.	7.750%	7/15/25	1,445	1,544
	JPMorgan Chase & Co.	0.768%	8/9/25	2,474	2,269
[2]	JPMorgan Chase & Co.	2.301%	10/15/25	24,104	22,606
	JPMorgan Chase & Co.	1.561%	12/10/25	22,016	20,185
	JPMorgan Chase & Co.	2.595%	2/24/26	3,390	3,154
[2]	JPMorgan Chase & Co.	2.005%	3/13/26	36,421	33,334
	JPMorgan Chase & Co.	3.300%	4/1/26	3,085	2,893
[2]	JPMorgan Chase & Co.	2.083%	4/22/26	67,963	61,916
	JPMorgan Chase & Co.	4.080%	4/26/26	3,350	3,219
	JPMorgan Chase & Co.	3.200%	6/15/26	2,200	2,042
	JPMorgan Chase & Co.	2.950%	10/1/26	12,552	11,513
	JPMorgan Chase & Co.	7.625%	10/15/26	5,020	5,463
	JPMorgan Chase & Co.	1.045%	11/19/26	26,923	23,320
	JPMorgan Chase & Co.	4.125%	12/15/26	27,414	25,896
[2]	JPMorgan Chase & Co.	3.960%	1/29/27	17,794	16,789
	JPMorgan Chase & Co.	1.040%	2/4/27	47,231	40,321
	JPMorgan Chase & Co.	1.578%	4/22/27	80,570	69,646
	JPMorgan Chase & Co.	8.000%	4/29/27	905	993
	JPMorgan Chase & Co.	1.470%	9/22/27	34,168	28,923
[2]	JPMorgan Chase & Co.	3.782%	2/1/28	26,818	24,595
	JPMorgan Chase & Co.	2.947%	2/24/28	14,647	12,980
	JPMorgan Chase & Co.	4.323%	4/26/28	18,775	17,660

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	JPMorgan Chase & Co.	3.540%	5/1/28	450	408
	JPMorgan Chase & Co.	4.851%	7/25/28	29,800	28,592
	Kemper Corp.	4.350%	2/15/25	3,148	3,063
[2]	KeyBank NA	3.300%	6/1/25	5,431	5,192
[2]	KeyBank NA	4.150%	8/8/25	3,770	3,664
[2]	KeyCorp	3.878%	5/23/25	4,943	4,819
[2]	KeyCorp	4.150%	10/29/25	4,916	4,751
[2]	KeyCorp	2.250%	4/6/27	8,409	7,296
	Landesbank Baden-Wuerttemberg	7.625%	2/1/23	2,623	2,646
	Lazard Group LLC	3.750%	2/13/25	3,120	3,010
	Lazard Group LLC	3.625%	3/1/27	2,495	2,290
	Legg Mason Inc.	4.750%	3/15/26	3,934	3,876
	Lincoln National Corp.	3.350%	3/9/25	3,309	3,181
	Lincoln National Corp.	3.625%	12/12/26	4,599	4,322
	Lloyds Banking Group plc	4.050%	8/16/23	16,303	16,118
	Lloyds Banking Group plc	3.900%	3/12/24	3,265	3,197
	Lloyds Banking Group plc	0.695%	5/11/24	7,300	7,073
	Lloyds Banking Group plc	4.500%	11/4/24	6,862	6,703
	Lloyds Banking Group plc	4.450%	5/8/25	1,847	1,788
[2]	Lloyds Banking Group plc	3.870%	7/9/25	35,234	33,978
	Lloyds Banking Group plc	4.582%	12/10/25	325	313
[2]	Lloyds Banking Group plc	2.438%	2/5/26	7,700	7,080
	Lloyds Banking Group plc	3.511%	3/18/26	6,225	5,833
	Lloyds Banking Group plc	4.650%	3/24/26	11,389	10,710
	Lloyds Banking Group plc	4.716%	8/11/26	24,766	23,819
	Lloyds Banking Group plc	3.750%	1/11/27	2,740	2,508
	Lloyds Banking Group plc	1.627%	5/11/27	2,596	2,207
	Lloyds Banking Group plc	3.750%	3/18/28	11,290	10,171
	M&T Bank Corp.	4.000%	7/15/24	750	738
	M&T Bank Corp.	4.553%	8/16/28	3,900	3,756
	Main Street Capital Corp.	5.200%	5/1/24	4,250	4,185
	Main Street Capital Corp.	3.000%	7/14/26	3,981	3,350
[2]	Manufacturers & Traders Trust Co.	2.900%	2/6/25	5,681	5,410
[2]	Manufacturers & Traders Trust Co.	3.400%	8/17/27	2,523	2,270
	Manulife Financial Corp.	4.150%	3/4/26	4,047	3,928
	Manulife Financial Corp.	2.484%	5/19/27	7,979	7,114
[2]	Manulife Financial Corp.	4.061%	2/24/32	5,277	4,712
	Marsh & McLennan Cos. Inc.	4.050%	10/15/23	2,000	1,979
	Marsh & McLennan Cos. Inc.	3.875%	3/15/24	11,544	11,387
	Marsh & McLennan Cos. Inc.	3.500%	6/3/24	4,096	4,001
	Marsh & McLennan Cos. Inc.	3.500%	3/10/25	6,014	5,803
	Marsh & McLennan Cos. Inc.	3.750%	3/14/26	4,209	4,053
	Mastercard Inc.	3.375%	4/1/24	7,632	7,502
	Mastercard Inc.	2.000%	3/3/25	6,459	6,085
	Mastercard Inc.	2.950%	11/21/26	8,375	7,822
	Mastercard Inc.	3.300%	3/26/27	11,939	11,264
	Mercury General Corp.	4.400%	3/15/27	3,215	2,988
[2]	MetLife Inc.	4.368%	9/15/23	10,988	10,937
	MetLife Inc.	3.600%	4/10/24	7,847	7,704
	MetLife Inc.	3.000%	3/1/25	4,145	3,975
	MetLife Inc.	3.600%	11/13/25	5,704	5,489
	Mitsubishi UFJ Financial Group Inc.	2.527%	9/13/23	4,078	3,978
	Mitsubishi UFJ Financial Group Inc.	3.407%	3/7/24	12,703	12,414
	Mitsubishi UFJ Financial Group Inc.	2.801%	7/18/24	4,517	4,334
	Mitsubishi UFJ Financial Group Inc.	2.193%	2/25/25	29,671	27,505
	Mitsubishi UFJ Financial Group Inc.	1.412%	7/17/25	10,776	9,669
	Mitsubishi UFJ Financial Group Inc.	4.788%	7/18/25	11,625	11,469
	Mitsubishi UFJ Financial Group Inc.	0.953%	7/19/25	16,830	15,491

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mitsubishi UFJ Financial Group Inc.	5.063%	9/12/25	7,900	7,815
	Mitsubishi UFJ Financial Group Inc.	0.962%	10/11/25	1,195	1,088
	Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	6,058	5,743
	Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	6,045	5,453
	Mitsubishi UFJ Financial Group Inc.	1.538%	7/20/27	41,393	35,352
	Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/27	10,426	9,397
	Mitsubishi UFJ Financial Group Inc.	1.640%	10/13/27	19,690	16,724
	Mitsubishi UFJ Financial Group Inc.	2.341%	1/19/28	6,320	5,467
	Mitsubishi UFJ Financial Group Inc.	4.080%	4/19/28	5,915	5,495
	Mitsubishi UFJ Financial Group Inc.	5.017%	7/20/28	25,945	24,922
	Mitsubishi UFJ Financial Group Inc.	5.354%	9/13/28	5,000	4,874
[2]	Mizuho Financial Group Inc.	0.849%	9/8/24	6,096	5,823
[2]	Mizuho Financial Group Inc.	3.922%	9/11/24	11,887	11,672
[2]	Mizuho Financial Group Inc.	2.839%	7/16/25	4,211	3,989
[2]	Mizuho Financial Group Inc.	2.555%	9/13/25	6,011	5,652
	Mizuho Financial Group Inc.	2.651%	5/22/26	5,125	4,716
[2]	Mizuho Financial Group Inc.	2.226%	5/25/26	8,472	7,694
	Mizuho Financial Group Inc.	2.839%	9/13/26	6,039	5,389
	Mizuho Financial Group Inc.	3.663%	2/28/27	3,945	3,601
	Mizuho Financial Group Inc.	1.234%	5/22/27	2,663	2,254
	Mizuho Financial Group Inc.	1.554%	7/9/27	10,950	9,306
	Mizuho Financial Group Inc.	5.414%	9/13/28	4,869	4,761
[2]	Morgan Stanley	4.100%	5/22/23	19,767	19,685
[2]	Morgan Stanley	3.875%	4/29/24	31,564	31,028
[2]	Morgan Stanley	3.700%	10/23/24	17,187	16,766
[2]	Morgan Stanley	0.791%	1/22/25	550	515
	Morgan Stanley	3.620%	4/17/25	14,824	14,394
	Morgan Stanley	0.790%	5/30/25	48,110	44,289
[2]	Morgan Stanley	2.720%	7/22/25	8,810	8,353
[2]	Morgan Stanley	4.000%	7/23/25	14,804	14,369
[2]	Morgan Stanley	0.864%	10/21/25	6,304	5,717
[2]	Morgan Stanley	1.164%	10/21/25	3,534	3,221
	Morgan Stanley	5.000%	11/24/25	8,479	8,377
[2]	Morgan Stanley	3.875%	1/27/26	20,974	20,008
	Morgan Stanley	2.630%	2/18/26	11,468	10,684
[2]	Morgan Stanley	2.188%	4/28/26	59,090	54,219
[2]	Morgan Stanley	3.125%	7/27/26	12,011	11,070
[2]	Morgan Stanley	6.250%	8/9/26	4,790	4,901
[2]	Morgan Stanley	4.350%	9/8/26	20,056	19,153
	Morgan Stanley	0.985%	12/10/26	21,980	18,963
	Morgan Stanley	3.625%	1/20/27	10,690	9,958
	Morgan Stanley	3.950%	4/23/27	5,298	4,926
	Morgan Stanley	1.593%	5/4/27	34,951	30,196
[2]	Morgan Stanley	1.512%	7/20/27	54,991	46,894
	Morgan Stanley	2.475%	1/21/28	28,060	24,552
	Morgan Stanley	4.210%	4/20/28	39,950	37,368
	Morgan Stanley Domestic Holdings Inc.	3.800%	8/24/27	4,591	4,257
	Nasdaq Inc.	3.850%	6/30/26	2,196	2,096
	National Australia Bank Ltd.	3.375%	1/14/26	1,198	1,141
[2]	National Australia Bank Ltd.	2.500%	7/12/26	19,105	17,473
[2]	National Bank of Canada	0.550%	11/15/24	5,635	5,340
[2]	NatWest Group plc	2.359%	5/22/24	17,644	17,234
[2]	NatWest Group plc	4.269%	3/22/25	6,232	6,056
	NatWest Group plc	4.800%	4/5/26	7,309	7,010
[2]	NatWest Group plc	3.073%	5/22/28	22,150	19,059
	NatWest Group plc	5.516%	9/30/28	2,516	2,393
[2]	NatWest Group plc	3.754%	11/1/29	1,770	1,639
	Nomura Holdings Inc.	2.648%	1/16/25	13,305	12,444

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Nomura Holdings Inc.	5.099%	7/3/25	3,518	3,467
	Nomura Holdings Inc.	1.851%	7/16/25	17,716	15,989
	Nomura Holdings Inc.	1.653%	7/14/26	1,599	1,368
	Nomura Holdings Inc.	2.329%	1/22/27	16,130	13,855
	Nomura Holdings Inc.	5.386%	7/6/27	5,050	4,893
	Northern Trust Corp.	3.950%	10/30/25	4,234	4,134
	Northern Trust Corp.	4.000%	5/10/27	4,565	4,420
	Oaktree Specialty Lending Corp.	3.500%	2/25/25	2,475	2,328
	Oaktree Specialty Lending Corp.	2.700%	1/15/27	2,476	2,084
	Old Republic International Corp.	4.875%	10/1/24	3,780	3,772
	Old Republic International Corp.	3.875%	8/26/26	4,256	4,027
	ORIX Corp.	3.250%	12/4/24	4,512	4,336
	Owl Rock Capital Corp.	5.250%	4/15/24	2,370	2,345
	Owl Rock Capital Corp.	4.000%	3/30/25	3,968	3,719
	Owl Rock Capital Corp.	3.750%	7/22/25	6,588	6,052
	Owl Rock Capital Corp.	4.250%	1/15/26	4,772	4,344
	Owl Rock Capital Corp.	3.400%	7/15/26	6,845	5,886
	Owl Rock Capital Corp.	2.625%	1/15/27	4,720	3,793
[2]	Owl Rock Core Income Corp.	5.500%	3/21/25	1,840	1,735
	Owl Rock Technology Finance Corp.	2.500%	1/15/27	1,960	1,566
[2]	PNC Bank NA	3.300%	10/30/24	18,049	17,472
[2]	PNC Bank NA	2.950%	2/23/25	6,750	6,452
[2]	PNC Bank NA	3.875%	4/10/25	4,175	4,038
[2]	PNC Bank NA	3.250%	6/1/25	1,997	1,915
[2]	PNC Bank NA	4.200%	11/1/25	5,611	5,441
	PNC Financial Services Group Inc.	3.500%	1/23/24	8,737	8,598
	PNC Financial Services Group Inc.	3.900%	4/29/24	10,418	10,266
	PNC Financial Services Group Inc.	2.200%	11/1/24	2,407	2,287
	PNC Financial Services Group Inc.	1.150%	8/13/26	6,513	5,659
	PNC Financial Services Group Inc.	3.150%	5/19/27	13,339	12,256
	Principal Financial Group Inc.	3.400%	5/15/25	1,771	1,697
	Progressive Corp.	2.500%	3/15/27	6,304	5,691
	Prospect Capital Corp.	5.875%	3/15/23	376	375
	Prospect Capital Corp.	3.706%	1/22/26	4,126	3,583
	Prospect Capital Corp.	3.364%	11/15/26	1,540	1,274
[2]	Prudential Financial Inc.	1.500%	3/10/26	182	162
[2]	Prudential Financial Inc.	5.200%	3/15/44	6,260	5,983
[2]	Prudential Financial Inc.	5.375%	5/15/45	5,001	4,750
	Regions Financial Corp.	2.250%	5/18/25	6,359	5,897
	Reinsurance Group of America Inc.	3.950%	9/15/26	743	705
	RenaissanceRe Finance Inc.	3.700%	4/1/25	3,476	3,350
	RenaissanceRe Finance Inc.	3.450%	7/1/27	2,420	2,210
[2]	Royal Bank of Canada	3.700%	10/5/23	13,793	13,659
[2]	Royal Bank of Canada	0.500%	10/26/23	9,825	9,409
[2]	Royal Bank of Canada	0.425%	1/19/24	6,745	6,396
[2]	Royal Bank of Canada	2.550%	7/16/24	10,074	9,673
	Royal Bank of Canada	0.650%	7/29/24	1,549	1,437
[2]	Royal Bank of Canada	2.250%	11/1/24	25,677	24,319
[2]	Royal Bank of Canada	1.600%	1/21/25	6,015	5,567
	Royal Bank of Canada	3.375%	4/14/25	10,500	10,100
[2]	Royal Bank of Canada	1.150%	6/10/25	15,207	13,717
[2]	Royal Bank of Canada	0.875%	1/20/26	12,332	10,719
[2]	Royal Bank of Canada	4.650%	1/27/26	14,104	13,734
	Royal Bank of Canada	1.200%	4/27/26	17,249	15,022
[2]	Royal Bank of Canada	1.150%	7/14/26	7,165	6,179
[2]	Royal Bank of Canada	1.400%	11/2/26	7,520	6,447
[2]	Royal Bank of Canada	2.050%	1/21/27	3,175	2,788
	Royal Bank of Canada	3.625%	5/4/27	2,375	2,209

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Royal Bank of Canada	4.240%	8/3/27	18,305	17,491
	Santander Holdings USA Inc.	3.500%	6/7/24	11,005	10,666
	Santander Holdings USA Inc.	3.450%	6/2/25	3,823	3,585
	Santander Holdings USA Inc.	4.500%	7/17/25	11,601	11,103
	Santander Holdings USA Inc.	3.244%	10/5/26	19,456	17,450
	Santander Holdings USA Inc.	4.400%	7/13/27	8,542	7,862
	Santander Holdings USA Inc.	2.490%	1/6/28	7,539	6,278
[2]	Santander UK Group Holdings plc	4.796%	11/15/24	7,960	7,850
	Santander UK Group Holdings plc	1.089%	3/15/25	7,875	7,270
[2]	Santander UK Group Holdings plc	1.532%	8/21/26	3,009	2,607
	Santander UK Group Holdings plc	1.673%	6/14/27	10,400	8,622
	Santander UK Group Holdings plc	2.469%	1/11/28	6,890	5,738
	Santander UK plc	4.000%	3/13/24	13,927	13,698
	Santander UK plc	2.875%	6/18/24	2,767	2,660
[2]	Signature Bank	4.000%	10/15/30	2,940	2,700
	Sixth Street Specialty Lending Inc.	3.875%	11/1/24	1,147	1,093
	Sixth Street Specialty Lending Inc.	2.500%	8/1/26	2,937	2,500
	State Street Corp.	3.100%	5/15/23	6,642	6,584
	State Street Corp.	3.700%	11/20/23	13,152	13,040
[2]	State Street Corp.	3.776%	12/3/24	8,038	7,945
	State Street Corp.	3.300%	12/16/24	14,594	14,162
	State Street Corp.	3.550%	8/18/25	9,771	9,441
[2]	State Street Corp.	2.354%	11/1/25	8,885	8,402
	State Street Corp.	2.901%	3/30/26	8,382	7,912
	State Street Corp.	2.650%	5/19/26	338	315
	State Street Corp.	2.203%	2/7/28	5,000	4,387
	Stifel Financial Corp.	4.250%	7/18/24	3,450	3,388
[2]	Sumitomo Mitsui Banking Corp.	3.400%	7/11/24	1,145	1,111
[2]	Sumitomo Mitsui Banking Corp.	3.650%	7/23/25	5,205	4,980
	Sumitomo Mitsui Financial Group Inc.	3.936%	10/16/23	11,679	11,571
	Sumitomo Mitsui Financial Group Inc.	0.508%	1/12/24	4,514	4,255
	Sumitomo Mitsui Financial Group Inc.	2.696%	7/16/24	14,898	14,241
	Sumitomo Mitsui Financial Group Inc.	2.448%	9/27/24	7,426	7,026
	Sumitomo Mitsui Financial Group Inc.	2.348%	1/15/25	9,446	8,844
	Sumitomo Mitsui Financial Group Inc.	1.474%	7/8/25	37,831	34,085
	Sumitomo Mitsui Financial Group Inc.	0.948%	1/12/26	8,196	7,112
	Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	9,048	8,587
	Sumitomo Mitsui Financial Group Inc.	1.402%	9/17/26	18,720	16,016
	Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	15,878	14,470
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	19,429	17,879
	Sumitomo Mitsui Financial Group Inc.	2.174%	1/14/27	14,599	12,733
	SVB Financial Group	3.500%	1/29/25	2,520	2,406
	SVB Financial Group	1.800%	10/28/26	5,725	4,916
	SVB Financial Group	4.345%	4/29/28	8,300	7,748
[2]	Svenska Handelsbanken AB	3.900%	11/20/23	14,243	14,110
	Swiss Re America Holding Corp.	7.000%	2/15/26	5,023	5,275
	Synchrony Financial	4.375%	3/19/24	8,458	8,310
	Synchrony Financial	4.250%	8/15/24	11,335	11,058
	Synchrony Financial	4.500%	7/23/25	6,541	6,237
	Synchrony Financial	3.700%	8/4/26	4,487	4,097
[2]	Toronto-Dominion Bank	0.300%	6/2/23	14,831	14,412
[2]	Toronto-Dominion Bank	0.750%	6/12/23	4,313	4,194
	Toronto-Dominion Bank	0.550%	3/4/24	498	468
[2]	Toronto-Dominion Bank	2.350%	3/8/24	5,440	5,248
[2]	Toronto-Dominion Bank	3.250%	3/11/24	12,321	12,036
[2]	Toronto-Dominion Bank	2.650%	6/12/24	28,493	27,364
[2]	Toronto-Dominion Bank	4.285%	9/13/24	14,915	14,690
	Toronto-Dominion Bank	1.250%	12/13/24	12,062	11,128

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Toronto-Dominion Bank	1.450%	1/10/25	6,830	6,325
	Toronto-Dominion Bank	3.766%	6/6/25	14,305	13,822
[2]	Toronto-Dominion Bank	1.150%	6/12/25	4,319	3,889
[2]	Toronto-Dominion Bank	0.750%	9/11/25	21,487	18,961
[2]	Toronto-Dominion Bank	0.750%	1/6/26	4,640	4,021
[2]	Toronto-Dominion Bank	1.200%	6/3/26	3,160	2,739
[2]	Toronto-Dominion Bank	1.250%	9/10/26	14,687	12,562
[2]	Toronto-Dominion Bank	1.950%	1/12/27	6,985	6,082
[2]	Toronto-Dominion Bank	2.800%	3/10/27	10,029	9,049
	Toronto-Dominion Bank	4.108%	6/8/27	10,625	10,040
[2]	Toronto-Dominion Bank	4.693%	9/15/27	15,000	14,503
	Trinity Acquisition plc	4.400%	3/15/26	6,483	6,224
[2]	Truist Bank	3.200%	4/1/24	13,480	13,157
[2]	Truist Bank	2.150%	12/6/24	6,544	6,160
[2]	Truist Bank	1.500%	3/10/25	10,349	9,520
[2]	Truist Bank	3.625%	9/16/25	15,137	14,462
[2]	Truist Bank	3.800%	10/30/26	3,621	3,414
[2]	Truist Financial Corp.	3.750%	12/6/23	9,208	9,126
[2]	Truist Financial Corp.	2.500%	8/1/24	1,973	1,890
[2]	Truist Financial Corp.	2.850%	10/26/24	14,907	14,346
	Truist Financial Corp.	4.000%	5/1/25	14,935	14,549
[2]	Truist Financial Corp.	3.700%	6/5/25	3,138	3,027
[2]	Truist Financial Corp.	1.267%	3/2/27	9,627	8,394
[2]	Truist Financial Corp.	1.125%	8/3/27	4,215	3,459
[2]	Truist Financial Corp.	4.123%	6/6/28	10,375	9,743
[2]	US Bancorp	3.700%	1/30/24	6,972	6,894
	US Bancorp	3.375%	2/5/24	10,531	10,353
	US Bancorp	2.400%	7/30/24	10,151	9,745
[2]	US Bancorp	3.600%	9/11/24	2,809	2,757
	US Bancorp	1.450%	5/12/25	11,871	10,910
[2]	US Bancorp	3.950%	11/17/25	3,000	2,924
[2]	US Bancorp	3.100%	4/27/26	13,212	12,345
[2]	US Bancorp	2.375%	7/22/26	10,133	9,263
[2]	US Bancorp	3.150%	4/27/27	14,560	13,517
	US Bancorp	4.548%	7/22/28	10,000	9,664
[2]	US Bank NA	2.050%	1/21/25	7,000	6,587
[2]	US Bank NA	2.800%	1/27/25	8,839	8,454
	Visa Inc.	3.150%	12/14/25	31,700	30,305
	Visa Inc.	1.900%	4/15/27	12,087	10,740
	Visa Inc.	0.750%	8/15/27	1,789	1,501
	Voya Financial Inc.	3.650%	6/15/26	3,575	3,357
	Wachovia Corp.	7.574%	8/1/26	899	953
	Wells Fargo & Co.	4.480%	1/16/24	3,603	3,583
[2]	Wells Fargo & Co.	3.750%	1/24/24	15,693	15,457
[2]	Wells Fargo & Co.	1.654%	6/2/24	9,074	8,860
[2]	Wells Fargo & Co.	3.300%	9/9/24	3,676	3,552
[2]	Wells Fargo & Co.	3.000%	2/19/25	21,262	20,205
[2]	Wells Fargo & Co.	3.550%	9/29/25	29,786	28,362
[2]	Wells Fargo & Co.	2.406%	10/30/25	39,420	36,837
[2]	Wells Fargo & Co.	2.164%	2/11/26	49,234	45,334
	Wells Fargo & Co.	3.000%	4/22/26	29,928	27,417
[2]	Wells Fargo & Co.	3.908%	4/25/26	19,873	18,995
[2]	Wells Fargo & Co.	2.188%	4/30/26	38,190	34,913
[2]	Wells Fargo & Co.	4.100%	6/3/26	11,110	10,581
[2]	Wells Fargo & Co.	4.540%	8/15/26	12,280	11,891
	Wells Fargo & Co.	3.000%	10/23/26	34,256	31,052
[2]	Wells Fargo & Co.	3.196%	6/17/27	2,512	2,287
[2]	Wells Fargo & Co.	4.300%	7/22/27	30,960	28,987

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Wells Fargo & Co.	3.526%	3/24/28	33,495	30,398
[2]	Wells Fargo & Co.	3.584%	5/22/28	19,098	17,274
[2]	Wells Fargo & Co.	4.808%	7/25/28	40,646	38,834
	Western Alliance Bancorp	3.000%	6/15/31	1,720	1,475
	Western Union Co.	2.850%	1/10/25	6,289	5,954
	Western Union Co.	1.350%	3/15/26	4,825	4,168
	Westpac Banking Corp.	3.650%	5/15/23	14,488	14,422
	Westpac Banking Corp.	3.300%	2/26/24	9,541	9,392
	Westpac Banking Corp.	1.019%	11/18/24	10,000	9,282
	Westpac Banking Corp.	2.350%	2/19/25	18,764	17,759
	Westpac Banking Corp.	2.850%	5/13/26	22,702	21,138
	Westpac Banking Corp.	3.350%	3/8/27	6,082	5,680
[2]	Westpac Banking Corp.	2.894%	2/4/30	10,236	9,425
[2]	Westpac Banking Corp.	4.322%	11/23/31	2,319	2,118
	Willis North America Inc.	3.600%	5/15/24	2,337	2,267
	Willis North America Inc.	4.650%	6/15/27	7,324	6,958
					7,603,151
Health Care (2.1%)
	Abbott Laboratories	3.400%	11/30/23	6,998	6,917
	Abbott Laboratories	2.950%	3/15/25	2,478	2,384
	Abbott Laboratories	3.875%	9/15/25	9,951	9,747
	Abbott Laboratories	3.750%	11/30/26	12,486	12,124
	AbbVie Inc.	3.750%	11/14/23	13,633	13,493
	AbbVie Inc.	3.850%	6/15/24	21,227	20,841
	AbbVie Inc.	2.600%	11/21/24	34,915	33,259
	AbbVie Inc.	3.800%	3/15/25	26,034	25,206
	AbbVie Inc.	3.600%	5/14/25	35,487	34,115
	AbbVie Inc.	3.200%	5/14/26	3,187	2,980
	AbbVie Inc.	2.950%	11/21/26	48,188	44,086
	Aetna Inc.	3.500%	11/15/24	4,273	4,155
	Agilent Technologies Inc.	3.050%	9/22/26	3,703	3,417
	AmerisourceBergen Corp.	3.400%	5/15/24	12,020	11,735
	AmerisourceBergen Corp.	3.250%	3/1/25	4,367	4,191
	Amgen Inc.	3.625%	5/22/24	8,566	8,416
	Amgen Inc.	1.900%	2/21/25	9,128	8,522
	Amgen Inc.	3.125%	5/1/25	2,605	2,500
	Amgen Inc.	2.600%	8/19/26	2,860	2,627
	Amgen Inc.	2.200%	2/21/27	21,720	19,344
	AstraZeneca Finance LLC	0.700%	5/28/24	9,345	8,762
	AstraZeneca Finance LLC	1.200%	5/28/26	23,193	20,386
	AstraZeneca plc	3.375%	11/16/25	20,374	19,454
	AstraZeneca plc	0.700%	4/8/26	11,590	10,033
	AstraZeneca plc	3.125%	6/12/27	6,900	6,400
	Baxalta Inc.	4.000%	6/23/25	13,169	12,770
	Baxter International Inc.	0.868%	12/1/23	11,506	10,984
	Baxter International Inc.	1.322%	11/29/24	12,190	11,253
	Baxter International Inc.	2.600%	8/15/26	5,919	5,373
	Baxter International Inc.	1.915%	2/1/27	12,510	10,856
	Becton Dickinson & Co.	3.363%	6/6/24	16,323	15,882
	Becton Dickinson & Co.	3.734%	12/15/24	3,634	3,530
	Becton Dickinson & Co.	3.700%	6/6/27	12,000	11,175
	Biogen Inc.	4.050%	9/15/25	11,232	10,903
	Bio-Rad Laboratories Inc.	3.300%	3/15/27	3,250	2,951
	Boston Scientific Corp.	3.450%	3/1/24	6,686	6,544
	Boston Scientific Corp.	1.900%	6/1/25	11,406	10,520
	Bristol-Myers Squibb Co.	3.250%	11/1/23	4,225	4,177
	Bristol-Myers Squibb Co.	2.900%	7/26/24	40,722	39,511
	Bristol-Myers Squibb Co.	0.750%	11/13/25	5,028	4,462

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bristol-Myers Squibb Co.	3.200%	6/15/26	17,237	16,331
	Bristol-Myers Squibb Co.	3.450%	11/15/27	3,000	2,824
	Cardinal Health Inc.	3.079%	6/15/24	8,095	7,825
	Cardinal Health Inc.	3.750%	9/15/25	4,077	3,946
	Cardinal Health Inc.	3.410%	6/15/27	2,969	2,745
	Cigna Corp.	0.613%	3/15/24	3,688	3,475
[2]	Cigna Corp.	3.500%	6/15/24	7,606	7,432
[2]	Cigna Corp.	3.250%	4/15/25	13,019	12,454
	Cigna Corp.	4.125%	11/15/25	21,637	21,008
[2]	Cigna Corp.	4.500%	2/25/26	13,170	12,853
	Cigna Corp.	1.250%	3/15/26	6,075	5,322
[2]	Cigna Corp.	3.400%	3/1/27	18,418	16,958
	CommonSpirit Health	2.760%	10/1/24	6,289	5,989
	CommonSpirit Health	1.547%	10/1/25	4,876	4,328
	CVS Health Corp.	3.375%	8/12/24	7,704	7,520
	CVS Health Corp.	2.625%	8/15/24	6,781	6,509
	CVS Health Corp.	4.100%	3/25/25	200	196
	CVS Health Corp.	3.875%	7/20/25	35,606	34,539
	CVS Health Corp.	2.875%	6/1/26	18,878	17,520
	CVS Health Corp.	3.000%	8/15/26	2,555	2,362
	CVS Health Corp.	3.625%	4/1/27	3,000	2,809
	CVS Health Corp.	1.300%	8/21/27	15,000	12,518
	Danaher Corp.	3.350%	9/15/25	1,746	1,675
	DH Europe Finance II Sarl	2.200%	11/15/24	6,865	6,493
	Elevance Health Inc.	3.500%	8/15/24	20,525	20,053
	Elevance Health Inc.	3.350%	12/1/24	11,992	11,538
	Elevance Health Inc.	2.375%	1/15/25	11,024	10,399
	Elevance Health Inc.	1.500%	3/15/26	4,380	3,888
	Gilead Sciences Inc.	0.750%	9/29/23	6,186	5,946
	Gilead Sciences Inc.	3.700%	4/1/24	8,482	8,354
	Gilead Sciences Inc.	3.500%	2/1/25	10,575	10,218
	Gilead Sciences Inc.	3.650%	3/1/26	25,739	24,489
	Gilead Sciences Inc.	2.950%	3/1/27	13,675	12,459
	GlaxoSmithKline Capital Inc.	3.625%	5/15/25	8,734	8,493
	GlaxoSmithKline Capital plc	0.534%	10/1/23	10,974	10,545
	GlaxoSmithKline Capital plc	3.000%	6/1/24	6,943	6,763
	HCA Inc.	5.000%	3/15/24	17,131	17,015
	HCA Inc.	5.375%	2/1/25	20,430	20,190
	HCA Inc.	5.250%	4/15/25	16,798	16,481
	HCA Inc.	5.875%	2/15/26	11,621	11,469
	HCA Inc.	5.250%	6/15/26	8,983	8,693
	HCA Inc.	5.375%	9/1/26	9,050	8,772
	HCA Inc.	4.500%	2/15/27	1,255	1,175
[4]	HCA Inc.	3.125%	3/15/27	13,190	11,646
	Humana Inc.	3.850%	10/1/24	6,244	6,090
	Humana Inc.	4.500%	4/1/25	5,060	4,986
	Humana Inc.	3.950%	3/15/27	2,990	2,807
	Johnson & Johnson	3.375%	12/5/23	4,349	4,337
	Johnson & Johnson	2.625%	1/15/25	3,888	3,743
	Johnson & Johnson	0.550%	9/1/25	9,490	8,491
	Johnson & Johnson	2.450%	3/1/26	12,618	11,812
	Johnson & Johnson	2.950%	3/3/27	13,598	12,742
	Johnson & Johnson	0.950%	9/1/27	100	85
	Kaiser Foundation Hospitals	3.150%	5/1/27	3,772	3,508
	Laboratory Corp. of America Holdings	4.000%	11/1/23	2,137	2,115
	Laboratory Corp. of America Holdings	3.250%	9/1/24	7,224	6,989
	Laboratory Corp. of America Holdings	2.300%	12/1/24	7,067	6,659
	Laboratory Corp. of America Holdings	3.600%	2/1/25	4,134	3,987

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Laboratory Corp. of America Holdings	1.550%	6/1/26	9,040	7,917
	McKesson Corp.	3.796%	3/15/24	5,594	5,512
	McKesson Corp.	0.900%	12/3/25	5,586	4,894
	Merck & Co. Inc.	2.900%	3/7/24	7,469	7,304
	Merck & Co. Inc.	2.750%	2/10/25	8,929	8,569
	Merck & Co. Inc.	0.750%	2/24/26	8,620	7,569
	Merck & Co. Inc.	1.700%	6/10/27	16,966	14,841
	Mylan Inc.	4.200%	11/29/23	5,900	5,823
	Novartis Capital Corp.	3.400%	5/6/24	14,558	14,303
	Novartis Capital Corp.	1.750%	2/14/25	8,671	8,140
	Novartis Capital Corp.	3.000%	11/20/25	5,037	4,798
	Novartis Capital Corp.	2.000%	2/14/27	16,616	14,905
	Novartis Capital Corp.	3.100%	5/17/27	4,499	4,220
[2]	PeaceHealth Obligated Group	1.375%	11/15/25	2,132	1,898
	PerkinElmer Inc.	0.850%	9/15/24	5,480	5,081
	Pfizer Inc.	2.950%	3/15/24	4,641	4,544
	Pfizer Inc.	3.400%	5/15/24	7,478	7,344
	Pfizer Inc.	0.800%	5/28/25	4,225	3,840
	Pfizer Inc.	2.750%	6/3/26	11,840	11,129
	Pfizer Inc.	3.000%	12/15/26	8,721	8,197
[2]	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	2,767	2,537
	Quest Diagnostics Inc.	4.250%	4/1/24	292	289
	Quest Diagnostics Inc.	3.500%	3/30/25	5,147	4,948
	Quest Diagnostics Inc.	3.450%	6/1/26	8,114	7,665
	Royalty Pharma plc	1.200%	9/2/25	5,370	4,752
	Royalty Pharma plc	1.750%	9/2/27	5,000	4,125
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	25,019	23,095
[2]	SSM Health Care Corp.	3.823%	6/1/27	2,979	2,834
	Stryker Corp.	0.600%	12/1/23	2,933	2,795
	Stryker Corp.	3.375%	5/15/24	5,145	5,027
	Stryker Corp.	3.375%	11/1/25	6,402	6,095
	Stryker Corp.	3.500%	3/15/26	1,210	1,156
[2]	Sutter Health	1.321%	8/15/25	2,580	2,327
	Takeda Pharmaceutical Co. Ltd.	4.400%	11/26/23	19,219	19,219
	Thermo Fisher Scientific Inc.	0.797%	10/18/23	9,970	9,590
	Thermo Fisher Scientific Inc.	1.215%	10/18/24	16,530	15,388
	UnitedHealth Group Inc.	3.500%	2/15/24	4,391	4,325
	UnitedHealth Group Inc.	2.375%	8/15/24	5,789	5,557
	UnitedHealth Group Inc.	3.750%	7/15/25	15,556	15,148
	UnitedHealth Group Inc.	3.700%	12/15/25	7,985	7,740
	UnitedHealth Group Inc.	1.250%	1/15/26	1,168	1,042
	UnitedHealth Group Inc.	3.100%	3/15/26	1,995	1,888
	UnitedHealth Group Inc.	1.150%	5/15/26	10,986	9,694
	UnitedHealth Group Inc.	3.450%	1/15/27	3,780	3,572
	UnitedHealth Group Inc.	3.375%	4/15/27	10,649	10,027
	UnitedHealth Group Inc.	3.700%	5/15/27	640	609
[4]	Universal Health Services Inc.	1.650%	9/1/26	5,620	4,709
[2]	UPMC	3.600%	4/3/25	5,665	5,470
	Utah Acquisition Sub Inc.	3.950%	6/15/26	22,100	20,131
	Viatris Inc.	1.650%	6/22/25	6,900	6,143
	Wyeth LLC	7.250%	3/1/23	1,000	1,011
	Wyeth LLC	6.450%	2/1/24	6,312	6,448
	Zimmer Biomet Holdings Inc.	1.450%	11/22/24	5,325	4,930
	Zimmer Biomet Holdings Inc.	3.050%	1/15/26	9,067	8,478
	Zoetis Inc.	4.500%	11/13/25	238	234
					1,398,379
Industrials (1.7%)
[2]	3M Co.	3.250%	2/14/24	12,640	12,387

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	3M Co.	2.000%	2/14/25	6,730	6,302
	3M Co.	2.650%	4/15/25	3,125	2,951
[2]	3M Co.	3.000%	8/7/25	7,995	7,601
[2]	3M Co.	2.250%	9/19/26	2,674	2,407
	Allegion US Holding Co. Inc.	3.200%	10/1/24	3,362	3,212
	Amphenol Corp.	3.200%	4/1/24	3,030	2,965
	Amphenol Corp.	2.050%	3/1/25	3,050	2,854
[2]	BNSF Funding Trust I	6.613%	12/15/55	3,689	3,456
	Boeing Co.	4.508%	5/1/23	27,899	27,808
	Boeing Co.	1.875%	6/15/23	8,040	7,872
	Boeing Co.	1.950%	2/1/24	9,675	9,279
	Boeing Co.	1.433%	2/4/24	20,020	19,034
	Boeing Co.	2.800%	3/1/24	2,170	2,092
	Boeing Co.	2.850%	10/30/24	5,995	5,685
	Boeing Co.	4.875%	5/1/25	30,407	29,665
	Boeing Co.	2.600%	10/30/25	4,884	4,453
	Boeing Co.	2.750%	2/1/26	5,000	4,526
	Boeing Co.	2.196%	2/4/26	49,762	44,177
	Boeing Co.	3.100%	5/1/26	5,174	4,706
	Boeing Co.	2.250%	6/15/26	10,796	9,515
	Boeing Co.	2.700%	2/1/27	10,359	9,006
	Boeing Co.	5.040%	5/1/27	22,501	21,669
	Burlington Northern Santa Fe LLC	3.750%	4/1/24	6,290	6,215
	Burlington Northern Santa Fe LLC	3.400%	9/1/24	2,268	2,218
	Burlington Northern Santa Fe LLC	3.000%	4/1/25	9,129	8,775
	Burlington Northern Santa Fe LLC	3.650%	9/1/25	5,374	5,201
	Burlington Northern Santa Fe LLC	3.250%	6/15/27	4,065	3,818
	Canadian National Railway Co.	2.750%	3/1/26	4,717	4,401
	Canadian Pacific Railway Co.	1.350%	12/2/24	13,000	12,044
	Canadian Pacific Railway Co.	2.900%	2/1/25	5,781	5,507
	Canadian Pacific Railway Co.	1.750%	12/2/26	9,638	8,445
	Carrier Global Corp.	2.242%	2/15/25	34,038	31,798
	Carrier Global Corp.	2.493%	2/15/27	17,150	15,219
[2]	Caterpillar Financial Services Corp.	3.750%	11/24/23	3,836	3,805
[2]	Caterpillar Financial Services Corp.	3.650%	12/7/23	7,784	7,717
[2]	Caterpillar Financial Services Corp.	0.950%	1/10/24	8,403	8,047
[2]	Caterpillar Financial Services Corp.	2.850%	5/17/24	4,865	4,734
[2]	Caterpillar Financial Services Corp.	3.300%	6/9/24	4,875	4,780
[2]	Caterpillar Financial Services Corp.	0.600%	9/13/24	6,525	6,044
[2]	Caterpillar Financial Services Corp.	2.150%	11/8/24	14,441	13,734
[2]	Caterpillar Financial Services Corp.	3.250%	12/1/24	9,498	9,215
[2]	Caterpillar Financial Services Corp.	1.450%	5/15/25	4,085	3,762
[2]	Caterpillar Financial Services Corp.	3.650%	8/12/25	6,029	5,865
[2]	Caterpillar Financial Services Corp.	0.800%	11/13/25	5,165	4,578
	Caterpillar Financial Services Corp.	0.900%	3/2/26	8,106	7,140
[2]	Caterpillar Financial Services Corp.	1.150%	9/14/26	3,350	2,923
[2]	Caterpillar Financial Services Corp.	1.700%	1/8/27	9,736	8,590
[2]	Caterpillar Financial Services Corp.	3.600%	8/12/27	6,555	6,195
	Caterpillar Inc.	3.400%	5/15/24	16,815	16,495
	CNH Industrial Capital LLC	4.200%	1/15/24	5,337	5,256
	CNH Industrial Capital LLC	1.875%	1/15/26	3,940	3,511
[2]	Continental Airlines Pass-Through Trust Class A Series 2012-2	4.000%	10/29/24	4,048	3,798
	Crane Holdings Co.	4.450%	12/15/23	2,500	2,482
	CSX Corp.	3.400%	8/1/24	4,769	4,650
	CSX Corp.	3.350%	11/1/25	8,545	8,135
	CSX Corp.	2.600%	11/1/26	5,040	4,586
	CSX Corp.	3.250%	6/1/27	477	439

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cummins Inc.	3.650%	10/1/23	6,221	6,161
	Cummins Inc.	0.750%	9/1/25	2,396	2,150
	Deere & Co.	2.750%	4/15/25	3,929	3,752
[2]	Delta Air Lines Pass-Through Trust Class AA Series 2019-1	3.204%	4/25/24	2,900	2,792
	Dover Corp.	3.150%	11/15/25	3,871	3,653
	Emerson Electric Co.	3.150%	6/1/25	854	820
	Emerson Electric Co.	0.875%	10/15/26	5,259	4,519
	FedEx Corp.	3.250%	4/1/26	1,625	1,534
	Fortive Corp.	3.150%	6/15/26	4,913	4,533
	General Dynamics Corp.	2.375%	11/15/24	6,030	5,751
	General Dynamics Corp.	3.250%	4/1/25	4,000	3,863
	General Dynamics Corp.	3.500%	5/15/25	3,207	3,120
	General Dynamics Corp.	3.500%	4/1/27	5,050	4,772
	General Electric Co.	2.700%	10/9/22	1,075	1,075
	Honeywell International Inc.	2.300%	8/15/24	12,770	12,261
	Honeywell International Inc.	1.350%	6/1/25	2,144	1,972
	Honeywell International Inc.	2.500%	11/1/26	10,884	9,993
	Honeywell International Inc.	1.100%	3/1/27	7,231	6,229
	Huntington Ingalls Industries Inc.	3.844%	5/1/25	100	96
	Huntington Ingalls Industries Inc.	3.483%	12/1/27	4,900	4,394
	Illinois Tool Works Inc.	3.500%	3/1/24	5,652	5,579
	Illinois Tool Works Inc.	2.650%	11/15/26	6,476	6,010
	JB Hunt Transport Services Inc.	3.875%	3/1/26	5,936	5,705
[2]	John Deere Capital Corp.	0.400%	10/10/23	3,350	3,213
	John Deere Capital Corp.	3.650%	10/12/23	6,677	6,626
[2]	John Deere Capital Corp.	0.900%	1/10/24	6,484	6,199
[2]	John Deere Capital Corp.	3.450%	1/10/24	2,260	2,230
[2]	John Deere Capital Corp.	0.450%	1/17/24	3,112	2,954
[2]	John Deere Capital Corp.	2.600%	3/7/24	6,602	6,420
[2]	John Deere Capital Corp.	0.450%	6/7/24	6,453	6,031
[2]	John Deere Capital Corp.	3.350%	6/12/24	877	859
[2]	John Deere Capital Corp.	2.650%	6/24/24	10,127	9,798
[2]	John Deere Capital Corp.	0.625%	9/10/24	5,650	5,250
[2]	John Deere Capital Corp.	2.050%	1/9/25	8,734	8,243
[2]	John Deere Capital Corp.	1.250%	1/10/25	6,300	5,843
	John Deere Capital Corp.	3.400%	6/6/25	7,100	6,866
	John Deere Capital Corp.	4.050%	9/8/25	4,000	3,931
[2]	John Deere Capital Corp.	0.700%	1/15/26	7,770	6,834
[2]	John Deere Capital Corp.	1.050%	6/17/26	4,615	4,050
[2]	John Deere Capital Corp.	2.250%	9/14/26	5,064	4,645
[2]	John Deere Capital Corp.	1.300%	10/13/26	5,505	4,803
[2]	John Deere Capital Corp.	1.700%	1/11/27	5,910	5,214
[2]	John Deere Capital Corp.	1.750%	3/9/27	1,277	1,119
	John Deere Capital Corp.	4.150%	9/15/27	17,900	17,373
[2]	Johnson Controls International plc	3.900%	2/14/26	3,064	2,945
	Keysight Technologies Inc.	4.550%	10/30/24	5,259	5,184
	Keysight Technologies Inc.	4.600%	4/6/27	4,395	4,265
	L3Harris Technologies Inc.	3.950%	5/28/24	1,380	1,357
	L3Harris Technologies Inc.	3.832%	4/27/25	4,775	4,615
	Lennox International Inc.	3.000%	11/15/23	1,775	1,730
	Lennox International Inc.	1.350%	8/1/25	3,773	3,365
	Lockheed Martin Corp.	3.550%	1/15/26	9,170	8,864
[4]	Mileage Plus Holdings LLC	6.500%	6/20/27	6,650	6,513
	Norfolk Southern Corp.	3.850%	1/15/24	3,508	3,468
	Norfolk Southern Corp.	3.650%	8/1/25	1,232	1,188
	Norfolk Southern Corp.	2.900%	6/15/26	8,065	7,504
	Norfolk Southern Corp.	3.150%	6/1/27	2,542	2,337

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Northrop Grumman Corp.	2.930%	1/15/25	8,426	8,045
	Northrop Grumman Corp.	3.200%	2/1/27	5,677	5,247
	Otis Worldwide Corp.	2.056%	4/5/25	19,449	18,016
	Otis Worldwide Corp.	2.293%	4/5/27	4,714	4,173
[2]	PACCAR Financial Corp.	0.350%	2/2/24	4,227	4,000
[2]	PACCAR Financial Corp.	3.150%	6/13/24	2,000	1,953
[2]	PACCAR Financial Corp.	2.150%	8/15/24	2,242	2,142
[2]	PACCAR Financial Corp.	0.900%	11/8/24	2,616	2,412
[2]	PACCAR Financial Corp.	1.800%	2/6/25	3,947	3,708
	Parker-Hannifin Corp.	2.700%	6/14/24	12,924	12,427
	Parker-Hannifin Corp.	3.650%	6/15/24	11,000	10,759
[2]	Parker-Hannifin Corp.	3.300%	11/21/24	9,780	9,450
	Parker-Hannifin Corp.	3.250%	3/1/27	3,085	2,842
	Parker-Hannifin Corp.	4.250%	9/15/27	4,490	4,276
	Precision Castparts Corp.	3.250%	6/15/25	4,958	4,782
	Raytheon Technologies Corp.	3.700%	12/15/23	2,457	2,431
	Raytheon Technologies Corp.	3.200%	3/15/24	12,923	12,642
	Raytheon Technologies Corp.	3.950%	8/16/25	17,428	16,998
	Raytheon Technologies Corp.	3.500%	3/15/27	8,228	7,703
	Raytheon Technologies Corp.	3.125%	5/4/27	11,197	10,293
	Republic Services Inc.	2.500%	8/15/24	6,285	6,006
	Republic Services Inc.	3.200%	3/15/25	7,679	7,336
	Republic Services Inc.	0.875%	11/15/25	3,517	3,102
	Republic Services Inc.	2.900%	7/1/26	4,858	4,467
	Rockwell Automation Inc.	2.875%	3/1/25	816	780
[2]	Ryder System Inc.	3.750%	6/9/23	6,175	6,123
[2]	Ryder System Inc.	3.875%	12/1/23	1,532	1,512
[2]	Ryder System Inc.	3.650%	3/18/24	3,612	3,538
[2]	Ryder System Inc.	2.500%	9/1/24	6,183	5,903
[2]	Ryder System Inc.	4.625%	6/1/25	8,549	8,359
[2]	Ryder System Inc.	3.350%	9/1/25	932	882
[2]	Ryder System Inc.	1.750%	9/1/26	3,566	3,119
[2]	Ryder System Inc.	2.850%	3/1/27	1,660	1,477
	Southwest Airlines Co.	5.250%	5/4/25	13,807	13,797
	Southwest Airlines Co.	5.125%	6/15/27	12,900	12,634
	Teledyne Technologies Inc.	0.650%	4/1/23	4,410	4,310
	Teledyne Technologies Inc.	0.950%	4/1/24	15,196	14,193
	Teledyne Technologies Inc.	1.600%	4/1/26	7,320	6,369
	Textron Inc.	4.300%	3/1/24	1,085	1,075
	Textron Inc.	3.875%	3/1/25	4,084	3,956
	Textron Inc.	4.000%	3/15/26	2,375	2,273
	Textron Inc.	3.650%	3/15/27	3,892	3,598
	Timken Co.	3.875%	9/1/24	940	920
	Trane Technologies Luxembourg Finance SA	3.550%	11/1/24	5,135	4,974
	Trimble Inc.	4.750%	12/1/24	3,532	3,488
	Tyco Electronics Group SA	3.450%	8/1/24	2,500	2,439
	Tyco Electronics Group SA	3.700%	2/15/26	2,895	2,786
	Tyco Electronics Group SA	3.125%	8/15/27	6,432	5,902
	Union Pacific Corp.	3.646%	2/15/24	3,832	3,777
	Union Pacific Corp.	3.150%	3/1/24	9,634	9,440
	Union Pacific Corp.	3.750%	3/15/24	1,743	1,719
	Union Pacific Corp.	3.250%	1/15/25	6,789	6,578
	Union Pacific Corp.	3.750%	7/15/25	1,517	1,480
	Union Pacific Corp.	3.250%	8/15/25	4,168	4,005
	Union Pacific Corp.	2.750%	3/1/26	3,672	3,420
[2]	United Airlines Pass-Through Trust Class A Series 2012-1	4.150%	4/11/24	3,690	3,494

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	United Airlines Pass-Through Trust Class A Series 2013-1	4.300%	8/15/25	485	453
[2]	United Airlines Pass-Through Trust Class A Series 2014-1	4.000%	4/11/26	2,761	2,524
[2]	United Airlines Pass-Through Trust Class A Series 2014-2	3.750%	9/3/26	4,275	3,862
[2]	United Airlines Pass-Through Trust Class B Series 2020-1	4.875%	1/15/26	5,891	5,421
	United Parcel Service Inc.	2.200%	9/1/24	6,248	5,978
	United Parcel Service Inc.	2.800%	11/15/24	2,162	2,085
	United Parcel Service Inc.	3.900%	4/1/25	1,484	1,458
	United Parcel Service Inc.	2.400%	11/15/26	4,745	4,359
	Vontier Corp.	1.800%	4/1/26	4,572	3,886
	Waste Management Inc.	0.750%	11/15/25	4,718	4,165
	Westinghouse Air Brake Technologies Corp.	4.400%	3/15/24	5,600	5,499
	Westinghouse Air Brake Technologies Corp.	3.200%	6/15/25	4,853	4,535
	Westinghouse Air Brake Technologies Corp.	3.450%	11/15/26	6,135	5,564
	WW Grainger Inc.	1.850%	2/15/25	4,375	4,096
	Xylem Inc.	3.250%	11/1/26	2,124	1,973
					1,135,702
Materials (0.5%)
	Air Products and Chemicals Inc.	3.350%	7/31/24	4,510	4,419
	Air Products and Chemicals Inc.	1.500%	10/15/25	3,259	2,964
	Air Products and Chemicals Inc.	1.850%	5/15/27	4,927	4,333
	Amcor Flexibles North America Inc.	4.000%	5/17/25	4,058	3,922
	ArcelorMittal SA	4.550%	3/11/26	2,622	2,519
	Berry Global Inc.	0.950%	2/15/24	5,729	5,382
	Berry Global Inc.	1.570%	1/15/26	12,926	11,298
	Berry Global Inc.	1.650%	1/15/27	6,145	5,111
	Carlisle Cos. Inc.	3.500%	12/1/24	2,397	2,310
	Celanese US Holdings LLC	3.500%	5/8/24	5,022	4,826
	Celanese US Holdings LLC	5.900%	7/5/24	11,651	11,495
	Celanese US Holdings LLC	6.050%	3/15/25	16,436	16,059
	Celanese US Holdings LLC	1.400%	8/5/26	3,520	2,848
	Celanese US Holdings LLC	6.165%	7/15/27	16,230	15,332
	Celulosa Arauco y Constitucion SA	4.500%	8/1/24	3,755	3,662
	Dow Chemical Co.	4.550%	11/30/25	269	265
	DuPont de Nemours Inc.	4.205%	11/15/23	20,693	20,564
	DuPont de Nemours Inc.	4.493%	11/15/25	7,444	7,322
	Eastman Chemical Co.	3.800%	3/15/25	6,237	6,001
	Ecolab Inc.	0.900%	12/15/23	3,300	3,164
	Ecolab Inc.	2.700%	11/1/26	7,572	7,008
	EI du Pont de Nemours & Co.	1.700%	7/15/25	3,974	3,656
	Fibria Overseas Finance Ltd.	4.000%	1/14/25	2,966	2,830
	Fibria Overseas Finance Ltd.	5.500%	1/17/27	6,409	6,132
	FMC Corp.	4.100%	2/1/24	1,517	1,499
	FMC Corp.	3.200%	10/1/26	5,260	4,854
	Freeport-McMoRan Inc.	4.550%	11/14/24	4,775	4,703
	Freeport-McMoRan Inc.	5.000%	9/1/27	1,225	1,188
	Georgia-Pacific LLC	8.000%	1/15/24	7,008	7,282
[4]	Georgia-Pacific LLC	0.625%	5/15/24	3,000	2,786
[4]	Georgia-Pacific LLC	1.750%	9/30/25	2,100	1,909
[4]	Georgia-Pacific LLC	2.100%	4/30/27	1,900	1,683
	Kinross Gold Corp.	5.950%	3/15/24	4,794	4,826
	Kinross Gold Corp.	4.500%	7/15/27	4,000	3,747
	Linde Inc.	2.650%	2/5/25	1,886	1,804
	Linde Inc.	3.200%	1/30/26	5,111	4,881
	LYB International Finance III LLC	1.250%	10/1/25	3,142	2,767

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	LyondellBasell Industries NV	5.750%	4/15/24	4,935	4,973
	Martin Marietta Materials Inc.	4.250%	7/2/24	1,950	1,920
	Mosaic Co.	4.250%	11/15/23	7,750	7,698
	Nucor Corp.	3.950%	5/23/25	2,275	2,207
	Nucor Corp.	2.000%	6/1/25	7,892	7,276
	Nucor Corp.	4.300%	5/23/27	2,330	2,236
	Nutrien Ltd.	3.000%	4/1/25	4,923	4,700
	Nutrien Ltd.	4.000%	12/15/26	4,425	4,227
	Packaging Corp. of America	3.650%	9/15/24	2,043	1,984
	PPG Industries Inc.	2.400%	8/15/24	2,235	2,139
	PPG Industries Inc.	1.200%	3/15/26	6,016	5,250
	Reliance Steel & Aluminum Co.	1.300%	8/15/25	2,500	2,228
	RPM International Inc.	3.750%	3/15/27	6,158	5,685
	Sherwin-Williams Co.	3.125%	6/1/24	9,709	9,431
	Sherwin-Williams Co.	4.050%	8/8/24	1,400	1,377
	Sherwin-Williams Co.	3.450%	8/1/25	4,790	4,577
	Sherwin-Williams Co.	4.250%	8/8/25	1,275	1,245
	Sherwin-Williams Co.	3.950%	1/15/26	4,529	4,376
	Sherwin-Williams Co.	3.450%	6/1/27	6,295	5,789
	Southern Copper Corp.	3.875%	4/23/25	4,700	4,495
	Steel Dynamics Inc.	2.800%	12/15/24	3,587	3,413
	Steel Dynamics Inc.	2.400%	6/15/25	10,233	9,460
	Vale Overseas Ltd.	6.250%	8/10/26	11,455	11,585
	Vulcan Materials Co.	4.500%	4/1/25	3,012	2,964
	Vulcan Materials Co.	3.900%	4/1/27	2,526	2,383
	Westlake Corp.	3.600%	8/15/26	7,893	7,361
	WRKCo Inc.	3.000%	9/15/24	8,154	7,801
	WRKCo Inc.	3.750%	3/15/25	7,207	6,943
	WRKCo Inc.	4.650%	3/15/26	5,460	5,344
					338,418
Real Estate (0.9%)
	Alexandria Real Estate Equities Inc.	3.450%	4/30/25	13,482	12,929
	Alexandria Real Estate Equities Inc.	3.800%	4/15/26	4,282	4,086
	American Tower Corp.	0.600%	1/15/24	3,125	2,952
	American Tower Corp.	5.000%	2/15/24	6,403	6,400
	American Tower Corp.	3.375%	5/15/24	3,720	3,622
	American Tower Corp.	2.950%	1/15/25	4,720	4,475
	American Tower Corp.	2.400%	3/15/25	8,718	8,121
	American Tower Corp.	4.000%	6/1/25	7,965	7,693
	American Tower Corp.	1.300%	9/15/25	503	446
	American Tower Corp.	4.400%	2/15/26	3,985	3,845
	American Tower Corp.	1.600%	4/15/26	2,675	2,339
	American Tower Corp.	1.450%	9/15/26	4,030	3,440
	American Tower Corp.	3.375%	10/15/26	10,513	9,629
	American Tower Corp.	2.750%	1/15/27	4,518	3,993
	American Tower Corp.	3.125%	1/15/27	4,279	3,857
	American Tower Corp.	3.650%	3/15/27	5,000	4,583
[2]	AvalonBay Communities Inc.	4.200%	12/15/23	5,541	5,500
[2]	AvalonBay Communities Inc.	3.500%	11/15/24	3,673	3,574
[2]	AvalonBay Communities Inc.	3.450%	6/1/25	4,146	3,989
[2]	AvalonBay Communities Inc.	3.500%	11/15/25	3,909	3,733
[2]	AvalonBay Communities Inc.	2.900%	10/15/26	3,319	3,048
[2]	AvalonBay Communities Inc.	3.350%	5/15/27	3,693	3,385
	Boston Properties LP	3.800%	2/1/24	7,799	7,659
	Boston Properties LP	3.200%	1/15/25	9,800	9,349
	Boston Properties LP	2.750%	10/1/26	9,249	8,312
	Brandywine Operating Partnership LP	4.100%	10/1/24	2,018	1,956
	Brixmor Operating Partnership LP	3.650%	6/15/24	5,050	4,889

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Brixmor Operating Partnership LP	3.850%	2/1/25	5,717	5,496
	Brixmor Operating Partnership LP	3.900%	3/15/27	7,695	6,997
	CBRE Services Inc.	4.875%	3/1/26	5,030	4,931
	Corporate Office Properties LP	2.250%	3/15/26	2,874	2,512
	Crown Castle Inc.	3.200%	9/1/24	5,635	5,451
	Crown Castle Inc.	1.350%	7/15/25	8,835	7,931
	Crown Castle Inc.	4.450%	2/15/26	10,490	10,119
	Crown Castle Inc.	3.700%	6/15/26	6,310	5,919
	Crown Castle Inc.	1.050%	7/15/26	9,755	8,263
	Crown Castle Inc.	4.000%	3/1/27	5,745	5,361
	Crown Castle Inc.	2.900%	3/15/27	3,989	3,547
	CubeSmart LP	4.000%	11/15/25	550	527
	CubeSmart LP	3.125%	9/1/26	3,385	3,105
	Digital Realty Trust LP	3.700%	8/15/27	1,317	1,218
	EPR Properties	4.500%	4/1/25	564	531
	EPR Properties	4.750%	12/15/26	720	639
	EPR Properties	4.500%	6/1/27	1,358	1,168
	Equinix Inc.	2.625%	11/18/24	11,042	10,435
	Equinix Inc.	1.250%	7/15/25	2,900	2,594
	Equinix Inc.	1.000%	9/15/25	4,995	4,400
	Equinix Inc.	1.450%	5/15/26	3,893	3,374
	Equinix Inc.	2.900%	11/18/26	4,853	4,358
	Equinix Inc.	1.800%	7/15/27	11,131	9,311
	ERP Operating LP	3.375%	6/1/25	3,090	2,947
	ERP Operating LP	2.850%	11/1/26	3,633	3,335
	Essex Portfolio LP	3.250%	5/1/23	2,756	2,727
	Essex Portfolio LP	3.875%	5/1/24	6,270	6,131
	Essex Portfolio LP	3.500%	4/1/25	4,023	3,872
	Essex Portfolio LP	3.375%	4/15/26	3,915	3,657
	Essex Portfolio LP	3.625%	5/1/27	5,947	5,525
	Federal Realty Investment Trust	3.950%	1/15/24	5,337	5,273
	GLP Capital LP	5.375%	11/1/23	4,550	4,475
	GLP Capital LP	3.350%	9/1/24	4,150	3,939
	GLP Capital LP	5.250%	6/1/25	6,299	6,097
	GLP Capital LP	5.375%	4/15/26	8,238	7,877
	Healthcare Realty Holdings LP	3.500%	8/1/26	3,623	3,343
	Healthpeak Properties Inc.	3.400%	2/1/25	3,338	3,198
	Healthpeak Properties Inc.	4.000%	6/1/25	3,656	3,535
	Healthpeak Properties Inc.	3.250%	7/15/26	3,261	3,039
	Highwoods Realty LP	3.875%	3/1/27	2,855	2,629
	Host Hotels & Resorts LP	3.875%	4/1/24	2,541	2,473
[2]	Host Hotels & Resorts LP	4.000%	6/15/25	1,365	1,297
[2]	Host Hotels & Resorts LP	4.500%	2/1/26	3,670	3,505
	Kilroy Realty LP	3.450%	12/15/24	3,644	3,493
	Kilroy Realty LP	4.375%	10/1/25	2,403	2,309
	Kimco Realty Corp.	2.700%	3/1/24	698	676
	Kimco Realty Corp.	3.300%	2/1/25	4,034	3,876
	Kimco Realty Corp.	3.850%	6/1/25	2,025	1,938
	Kimco Realty Corp.	2.800%	10/1/26	4,795	4,339
	Kimco Realty Corp.	3.800%	4/1/27	2,810	2,616
	Kite Realty Group LP	4.000%	10/1/26	3,858	3,573
	Kite Realty Group Trust	4.000%	3/15/25	470	445
	Life Storage LP	3.500%	7/1/26	2,483	2,329
	Mid-America Apartments LP	4.300%	10/15/23	3,996	3,965
	Mid-America Apartments LP	3.750%	6/15/24	5,915	5,787
	Mid-America Apartments LP	4.000%	11/15/25	1,879	1,821
	Mid-America Apartments LP	1.100%	9/15/26	1,385	1,182
	Mid-America Apartments LP	3.600%	6/1/27	3,146	2,920

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	National Retail Properties Inc.	3.900%	6/15/24	1,835	1,795
	National Retail Properties Inc.	4.000%	11/15/25	139	133
	National Retail Properties Inc.	3.600%	12/15/26	5,602	5,180
	Office Properties Income Trust	4.250%	5/15/24	4,458	4,102
	Office Properties Income Trust	4.500%	2/1/25	5,675	5,120
	Office Properties Income Trust	2.650%	6/15/26	3,400	2,552
	Omega Healthcare Investors Inc.	4.950%	4/1/24	5,255	5,196
	Omega Healthcare Investors Inc.	4.500%	1/15/25	4,085	3,979
	Omega Healthcare Investors Inc.	5.250%	1/15/26	9,027	8,755
	Physicians Realty LP	4.300%	3/15/27	3,762	3,517
	Piedmont Operating Partnership LP	3.400%	6/1/23	2,705	2,670
	Piedmont Operating Partnership LP	4.450%	3/15/24	3,085	3,037
	Prologis LP	3.250%	10/1/26	5,153	4,820
	Prologis LP	2.125%	4/15/27	5,982	5,306
	Public Storage	0.875%	2/15/26	1,643	1,438
	Public Storage	1.500%	11/9/26	1,425	1,257
	Realty Income Corp.	4.600%	2/6/24	8,721	8,690
	Realty Income Corp.	3.875%	7/15/24	3,150	3,093
	Realty Income Corp.	3.875%	4/15/25	2,472	2,403
	Realty Income Corp.	4.625%	11/1/25	4,332	4,268
	Realty Income Corp.	0.750%	3/15/26	5,644	4,848
	Realty Income Corp.	4.875%	6/1/26	3,106	3,059
	Realty Income Corp.	4.125%	10/15/26	6,212	5,959
	Realty Income Corp.	3.000%	1/15/27	10,874	9,897
	Realty Income Corp.	3.950%	8/15/27	4,099	3,851
	Regency Centers LP	3.600%	2/1/27	4,060	3,768
	Sabra Health Care LP	5.125%	8/15/26	4,397	4,128
	Simon Property Group LP	2.000%	9/13/24	11,591	10,953
	Simon Property Group LP	3.375%	10/1/24	19,408	18,830
	Simon Property Group LP	3.500%	9/1/25	12,740	12,166
	Simon Property Group LP	3.300%	1/15/26	4,095	3,859
	Simon Property Group LP	3.250%	11/30/26	1,923	1,779
	SITE Centers Corp.	3.625%	2/1/25	2,977	2,806
	SITE Centers Corp.	4.700%	6/1/27	4,950	4,599
	Spirit Realty LP	3.200%	1/15/27	1,672	1,470
	Tanger Properties LP	3.125%	9/1/26	3,446	3,108
	Tanger Properties LP	3.875%	7/15/27	2,476	2,201
[2]	UDR Inc.	2.950%	9/1/26	2,647	2,404
	Ventas Realty LP	3.500%	4/15/24	4,560	4,443
	Ventas Realty LP	3.750%	5/1/24	1,770	1,730
	Ventas Realty LP	2.650%	1/15/25	4,764	4,482
	Ventas Realty LP	3.500%	2/1/25	8,143	7,781
	Ventas Realty LP	4.125%	1/15/26	250	239
	Ventas Realty LP	3.250%	10/15/26	6,632	6,090
	Ventas Realty LP	3.850%	4/1/27	655	611
	VICI Properties LP	4.375%	5/15/25	4,165	3,959
	Vornado Realty LP	3.500%	1/15/25	4,674	4,364
	Vornado Realty LP	2.150%	6/1/26	5,912	5,001
	Welltower Inc.	4.500%	1/15/24	5,294	5,249
	Welltower Inc.	3.625%	3/15/24	6,908	6,752
	Welltower Inc.	4.000%	6/1/25	23,023	22,126
	WP Carey Inc.	4.600%	4/1/24	1,419	1,405
	WP Carey Inc.	4.000%	2/1/25	1,810	1,753
	WP Carey Inc.	4.250%	10/1/26	2,570	2,431
					621,546
Technology (2.3%)
	Adobe Inc.	1.900%	2/1/25	10,479	9,871
	Adobe Inc.	3.250%	2/1/25	7,913	7,679

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Adobe Inc.	2.150%	2/1/27	8,533	7,707
Analog Devices Inc.	2.950%	4/1/25	30	29
Analog Devices Inc.	3.500%	12/5/26	7,854	7,469
Apple Inc.	3.000%	2/9/24	20,193	19,824
Apple Inc.	3.450%	5/6/24	24,039	23,656
Apple Inc.	2.850%	5/11/24	22,044	21,506
Apple Inc.	1.800%	9/11/24	5,667	5,401
Apple Inc.	2.750%	1/13/25	10,673	10,272
Apple Inc.	2.500%	2/9/25	12,566	12,005
Apple Inc.	1.125%	5/11/25	24,281	22,286
Apple Inc.	3.200%	5/13/25	10,161	9,846
Apple Inc.	0.550%	8/20/25	13,130	11,757
Apple Inc.	0.700%	2/8/26	16,905	14,889
Apple Inc.	3.250%	2/23/26	38,231	36,673
Apple Inc.	2.450%	8/4/26	23,331	21,558
Apple Inc.	2.050%	9/11/26	18,968	17,253
Apple Inc.	3.350%	2/9/27	22,800	21,776
Apple Inc.	3.200%	5/11/27	14,577	13,744
Apple Inc.	3.000%	6/20/27	5,437	5,107
Applied Materials Inc.	3.900%	10/1/25	5,053	4,950
Applied Materials Inc.	3.300%	4/1/27	7,989	7,506
Arrow Electronics Inc.	3.250%	9/8/24	5,165	4,969
Arrow Electronics Inc.	4.000%	4/1/25	2,538	2,442
Autodesk Inc.	4.375%	6/15/25	2,636	2,596
Autodesk Inc.	3.500%	6/15/27	4,360	4,040
Automatic Data Processing Inc.	3.375%	9/15/25	5,802	5,627
Avnet Inc.	4.625%	4/15/26	4,545	4,375
Block Financial LLC	5.250%	10/1/25	2,347	2,324
Broadcom Corp.	3.875%	1/15/27	23,620	21,770
Broadcom Inc.	2.250%	11/15/23	1,850	1,796
Broadcom Inc.	3.625%	10/15/24	10,260	9,979
Broadcom Inc.	3.150%	11/15/25	7,046	6,622
Broadcom Inc.	3.459%	9/15/26	10,535	9,779
Broadridge Financial Solutions Inc.	3.400%	6/27/26	4,470	4,175
Cadence Design Systems Inc.	4.375%	10/15/24	3,026	2,988
CDW LLC	5.500%	12/1/24	3,533	3,523
CDW LLC	4.125%	5/1/25	2,700	2,552
CDW LLC	2.670%	12/1/26	3,245	2,816
CGI Inc.	1.450%	9/14/26	4,423	3,827
Cintas Corp. No. 2	3.700%	4/1/27	10,648	10,093
Cisco Systems Inc.	3.625%	3/4/24	3,433	3,391
Cisco Systems Inc.	2.950%	2/28/26	5,917	5,610
Cisco Systems Inc.	2.500%	9/20/26	8,971	8,345
Dell International LLC	4.000%	7/15/24	4,249	4,166
Dell International LLC	5.850%	7/15/25	17,839	17,980
Dell International LLC	6.020%	6/15/26	38,846	39,002
Dell International LLC	4.900%	10/1/26	18,798	18,143
Dell International LLC	6.100%	7/15/27	3,775	3,806
DXC Technology Co.	1.800%	9/15/26	7,271	6,231
Equifax Inc.	2.600%	12/1/24	5,557	5,273
Equifax Inc.	2.600%	12/15/25	5,488	5,023
Fidelity National Information Services Inc.	0.600%	3/1/24	2,317	2,172
Fidelity National Information Services Inc.	1.150%	3/1/26	13,332	11,526
Fiserv Inc.	3.800%	10/1/23	16,049	15,886
Fiserv Inc.	2.750%	7/1/24	21,823	20,954
Fiserv Inc.	3.850%	6/1/25	4,780	4,598
Fiserv Inc.	3.200%	7/1/26	18,687	17,224
Fiserv Inc.	2.250%	6/1/27	6,848	5,909

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Flex Ltd.	4.750%	6/15/25	1,686	1,647
	Flex Ltd.	3.750%	2/1/26	3,515	3,265
	Fortinet Inc.	1.000%	3/15/26	4,390	3,781
	Global Payments Inc.	1.500%	11/15/24	6,397	5,892
	Global Payments Inc.	2.650%	2/15/25	11,907	11,116
	Global Payments Inc.	1.200%	3/1/26	7,819	6,728
	Global Payments Inc.	4.800%	4/1/26	6,072	5,879
	Global Payments Inc.	2.150%	1/15/27	5,614	4,805
	Global Payments Inc.	4.950%	8/15/27	1,500	1,431
	GXO Logistics Inc.	1.650%	7/15/26	4,775	3,925
	Harman International Industries Inc.	4.150%	5/15/25	3,372	3,284
	Hewlett Packard Enterprise Co.	4.450%	10/2/23	8,759	8,716
	Hewlett Packard Enterprise Co.	1.450%	4/1/24	5,559	5,278
	Hewlett Packard Enterprise Co.	4.900%	10/15/25	19,366	19,198
	Hewlett Packard Enterprise Co.	1.750%	4/1/26	7,540	6,711
	HP Inc.	2.200%	6/17/25	17,861	16,541
	HP Inc.	1.450%	6/17/26	11,456	9,883
	HP Inc.	3.000%	6/17/27	8,842	7,849
	Hubbell Inc.	3.350%	3/1/26	2,557	2,431
	Intel Corp.	2.875%	5/11/24	8,668	8,445
	Intel Corp.	3.400%	3/25/25	10,590	10,268
	Intel Corp.	3.700%	7/29/25	20,768	20,236
	Intel Corp.	2.600%	5/19/26	8,589	7,982
	Intel Corp.	3.750%	3/25/27	11,371	10,884
	Intel Corp.	3.150%	5/11/27	3,396	3,162
	Intel Corp.	3.750%	8/5/27	8,075	7,665
	International Business Machines Corp.	3.625%	2/12/24	11,764	11,593
	International Business Machines Corp.	3.000%	5/15/24	25,656	24,969
	International Business Machines Corp.	7.000%	10/30/25	8,800	9,328
	International Business Machines Corp.	3.450%	2/19/26	5,740	5,476
	International Business Machines Corp.	3.300%	5/15/26	26,646	25,127
	International Business Machines Corp.	3.300%	1/27/27	3,328	3,102
	International Business Machines Corp.	1.700%	5/15/27	12,007	10,352
	International Business Machines Corp.	6.220%	8/1/27	3,420	3,582
	Intuit Inc.	0.950%	7/15/25	2,452	2,211
[2]	J Paul Getty Trust	0.391%	1/1/24	2,825	2,681
	Juniper Networks Inc.	1.200%	12/10/25	3,365	2,948
	KLA Corp.	4.650%	11/1/24	4,582	4,570
	Kyndryl Holdings Inc.	2.050%	10/15/26	4,439	3,568
	Lam Research Corp.	3.800%	3/15/25	2,334	2,282
	Lam Research Corp.	3.750%	3/15/26	7,956	7,643
	Legrand France SA	8.500%	2/15/25	3,499	3,785
	Leidos Inc.	3.625%	5/15/25	4,502	4,310
	Marvell Technology Inc.	1.650%	4/15/26	3,533	3,089
	Maxim Integrated Products Inc.	3.450%	6/15/27	4,363	4,028
	Microchip Technology Inc.	4.250%	9/1/25	8,526	8,247
	Micron Technology Inc.	4.975%	2/6/26	70	68
	Micron Technology Inc.	4.185%	2/15/27	11,272	10,556
	Microsoft Corp.	3.625%	12/15/23	5,897	5,843
	Microsoft Corp.	2.875%	2/6/24	17,007	16,671
	Microsoft Corp.	2.700%	2/12/25	12,065	11,584
	Microsoft Corp.	3.125%	11/3/25	28,200	27,122
	Microsoft Corp.	2.400%	8/8/26	37,830	35,027
	Microsoft Corp.	3.300%	2/6/27	35,302	33,638
	Moody's Corp.	4.875%	2/15/24	2,079	2,081
	Moody's Corp.	3.750%	3/24/25	6,245	6,054
	Motorola Solutions Inc.	4.000%	9/1/24	997	977
	NetApp Inc.	3.300%	9/29/24	4,390	4,256

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	NetApp Inc.	1.875%	6/22/25	5,906	5,392
	NetApp Inc.	2.375%	6/22/27	1,625	1,434
	NVIDIA Corp.	0.584%	6/14/24	11,518	10,766
	NVIDIA Corp.	3.200%	9/16/26	8,217	7,824
	NXP BV	4.875%	3/1/24	5,127	5,071
	NXP BV	2.700%	5/1/25	4,542	4,218
	NXP BV	5.350%	3/1/26	3,848	3,815
	NXP BV	3.875%	6/18/26	9,239	8,628
	NXP BV	3.150%	5/1/27	5,439	4,883
	NXP BV	4.400%	6/1/27	2,875	2,714
	Oracle Corp.	2.400%	9/15/23	17,503	17,072
	Oracle Corp.	3.400%	7/8/24	16,544	16,095
	Oracle Corp.	2.950%	11/15/24	12,209	11,651
	Oracle Corp.	2.500%	4/1/25	25,507	23,795
	Oracle Corp.	2.950%	5/15/25	22,762	21,405
	Oracle Corp.	1.650%	3/25/26	26,949	23,633
	Oracle Corp.	2.650%	7/15/26	28,492	25,638
	Oracle Corp.	2.800%	4/1/27	19,842	17,533
	PayPal Holdings Inc.	2.400%	10/1/24	8,588	8,204
	PayPal Holdings Inc.	1.650%	6/1/25	6,495	5,993
	PayPal Holdings Inc.	2.650%	10/1/26	12,644	11,611
[4]	Qorvo Inc.	1.750%	12/15/24	3,990	3,659
	QUALCOMM Inc.	2.900%	5/20/24	5,489	5,337
	QUALCOMM Inc.	3.450%	5/20/25	4,481	4,348
	QUALCOMM Inc.	3.250%	5/20/27	17,727	16,605
	Roper Technologies Inc.	2.350%	9/15/24	5,255	4,996
	Roper Technologies Inc.	1.000%	9/15/25	9,709	8,615
	Roper Technologies Inc.	3.850%	12/15/25	1,900	1,815
	Roper Technologies Inc.	3.800%	12/15/26	1,469	1,392
	S&P Global Inc.	2.950%	1/22/27	5,509	5,093
[4]	S&P Global Inc.	2.450%	3/1/27	6,893	6,188
	Skyworks Solutions Inc.	1.800%	6/1/26	7,738	6,727
	TD SYNNEX Corp.	1.250%	8/9/24	5,936	5,485
	TD SYNNEX Corp.	1.750%	8/9/26	5,282	4,490
	Texas Instruments Inc.	2.625%	5/15/24	4,150	4,030
	Texas Instruments Inc.	1.375%	3/12/25	14,653	13,597
	Texas Instruments Inc.	1.125%	9/15/26	3,660	3,215
	TSMC Arizona Corp.	1.750%	10/25/26	10,550	9,276
	TSMC Arizona Corp.	3.875%	4/22/27	8,140	7,756
	Verisk Analytics Inc.	4.000%	6/15/25	9,082	8,790
	VMware Inc.	1.000%	8/15/24	5,329	4,934
	VMware Inc.	4.500%	5/15/25	9,355	9,147
	VMware Inc.	1.400%	8/15/26	15,280	13,089
	VMware Inc.	4.650%	5/15/27	5,235	5,001
	VMware Inc.	3.900%	8/21/27	8,643	7,962
	Western Digital Corp.	4.750%	2/15/26	19,075	17,662
	Workday Inc.	3.500%	4/1/27	7,981	7,390
	Xilinx Inc.	2.950%	6/1/24	5,613	5,466
					1,537,506
Utilities (1.3%)
	AEP Transmission Co. LLC	3.100%	12/1/26	5,336	4,963
	AES Corp.	1.375%	1/15/26	9,923	8,557
[2]	Alabama Power Co.	3.550%	12/1/23	2,550	2,513
	Alabama Power Co.	3.750%	9/1/27	3,900	3,685
	Ameren Corp.	2.500%	9/15/24	2,804	2,662
	Ameren Corp.	3.650%	2/15/26	4,120	3,912
	Ameren Corp.	1.950%	3/15/27	1,860	1,610
	Ameren Illinois Co.	3.250%	3/1/25	3,450	3,324

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	American Electric Power Co. Inc.	0.750%	11/1/23	2,000	1,912
	American Electric Power Co. Inc.	2.031%	3/15/24	5,443	5,204
[2]	American Electric Power Co. Inc.	1.000%	11/1/25	1,410	1,238
	American Electric Power Co. Inc.	3.875%	2/15/62	4,025	3,171
	American Water Capital Corp.	3.850%	3/1/24	3,525	3,480
	American Water Capital Corp.	3.400%	3/1/25	250	241
	American Water Capital Corp.	2.950%	9/1/27	7,313	6,638
	Appalachian Power Co.	3.400%	6/1/25	1,890	1,815
[2]	Appalachian Power Co.	3.300%	6/1/27	834	769
	Arizona Public Service Co.	3.150%	5/15/25	2,407	2,286
	Atmos Energy Corp.	3.000%	6/15/27	4,200	3,851
	Avangrid Inc.	3.150%	12/1/24	7,313	6,988
	Avangrid Inc.	3.200%	4/15/25	3,727	3,525
	Baltimore Gas & Electric Co.	2.400%	8/15/26	3,050	2,773
	Berkshire Hathaway Energy Co.	3.750%	11/15/23	10,978	10,876
	Berkshire Hathaway Energy Co.	4.050%	4/15/25	13,305	13,089
	Black Hills Corp.	1.037%	8/23/24	7,000	6,479
	Black Hills Corp.	3.950%	1/15/26	4,310	4,117
	Black Hills Corp.	3.150%	1/15/27	4,000	3,657
[2]	CenterPoint Energy Houston Electric LLC	2.400%	9/1/26	1,955	1,778
[2]	CenterPoint Energy Houston Electric LLC	3.000%	2/1/27	3,605	3,345
	CenterPoint Energy Inc.	2.500%	9/1/24	3,557	3,385
	CenterPoint Energy Inc.	1.450%	6/1/26	1,405	1,232
	Cleco Corporate Holdings LLC	3.743%	5/1/26	4,440	4,146
	CMS Energy Corp.	3.000%	5/15/26	3,590	3,321
	Commonwealth Edison Co.	2.550%	6/15/26	4,334	3,998
[2]	Connecticut Light & Power Co.	0.750%	12/1/25	7,033	6,182
[2]	Connecticut Light & Power Co.	3.200%	3/15/27	5,662	5,274
[2]	Consolidated Edison Inc.	0.650%	12/1/23	5,000	4,766
	Constellation Energy Generation LLC	3.250%	6/1/25	8,084	7,663
	Delmarva Power & Light Co.	3.500%	11/15/23	3,520	3,475
	Dominion Energy Inc.	3.071%	8/15/24	6,725	6,448
[2]	Dominion Energy Inc.	3.300%	3/15/25	5,831	5,621
	Dominion Energy Inc.	3.900%	10/1/25	8,208	7,887
[2]	Dominion Energy Inc.	1.450%	4/15/26	5,317	4,673
[2]	Dominion Energy Inc.	2.850%	8/15/26	7,624	6,964
[2]	Dominion Energy Inc.	3.600%	3/15/27	1,425	1,330
	DTE Electric Co.	3.650%	3/15/24	3,134	3,083
	DTE Electric Co.	3.375%	3/1/25	5,350	5,164
[2]	DTE Energy Co.	2.529%	10/1/24	8,496	8,082
	DTE Energy Co.	4.220%	11/1/24	9,035	8,852
[2]	DTE Energy Co.	1.050%	6/1/25	8,855	7,915
	DTE Energy Co.	2.850%	10/1/26	7,679	7,004
	Duke Energy Carolinas LLC	2.950%	12/1/26	6,043	5,616
	Duke Energy Corp.	3.950%	10/15/23	4,537	4,498
	Duke Energy Corp.	3.750%	4/15/24	13,778	13,544
	Duke Energy Corp.	0.900%	9/15/25	1,865	1,652
	Duke Energy Corp.	2.650%	9/1/26	6,080	5,516
	Duke Energy Corp.	3.250%	1/15/82	2,150	1,582
	Duke Energy Florida LLC	3.200%	1/15/27	5,725	5,354
	Eastern Energy Gas Holdings LLC	3.550%	11/1/23	2,741	2,696
[2]	Eastern Energy Gas Holdings LLC	2.500%	11/15/24	8,718	8,272
	Edison International	3.125%	11/15/22	410	409
	Edison International	3.550%	11/15/24	9,587	9,226
	Edison International	4.950%	4/15/25	2,268	2,224
	Emera US Finance LP	3.550%	6/15/26	5,067	4,714
	Enel Americas SA	4.000%	10/25/26	4,716	4,442
	Entergy Arkansas LLC	3.700%	6/1/24	5,625	5,534

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Entergy Arkansas LLC	3.500%	4/1/26	4,172	3,965
	Entergy Corp.	0.900%	9/15/25	5,990	5,274
	Entergy Corp.	2.950%	9/1/26	9,849	9,002
	Entergy Gulf States Louisiana LLC	5.590%	10/1/24	2,917	2,946
	Entergy Louisiana LLC	0.620%	11/17/23	3,826	3,661
	Entergy Louisiana LLC	0.950%	10/1/24	8,000	7,415
	Entergy Louisiana LLC	5.400%	11/1/24	2,133	2,149
	Entergy Louisiana LLC	2.400%	10/1/26	4,927	4,403
	Evergy Inc.	2.450%	9/15/24	7,794	7,381
	Evergy Kansas Central Inc.	2.550%	7/1/26	2,338	2,133
	Evergy Kansas Central Inc.	3.100%	4/1/27	4,737	4,342
[2]	Eversource Energy	3.800%	12/1/23	12,982	12,807
[2]	Eversource Energy	2.900%	10/1/24	4,680	4,485
[2]	Eversource Energy	3.150%	1/15/25	2,617	2,503
[2]	Eversource Energy	1.400%	8/15/26	3,555	3,074
[2]	Exelon Corp.	3.950%	6/15/25	11,116	10,735
	Exelon Corp.	3.400%	4/15/26	7,732	7,279
[4]	Exelon Corp.	2.750%	3/15/27	6,361	5,716
	Florida Power & Light Co.	3.250%	6/1/24	3,850	3,768
	Florida Power & Light Co.	2.850%	4/1/25	3,405	3,257
	Florida Power & Light Co.	3.125%	12/1/25	5,725	5,447
	Fortis Inc.	3.055%	10/4/26	6,148	5,613
[2]	Georgia Power Co.	2.200%	9/15/24	8,649	8,187
	Georgia Power Co.	3.250%	3/30/27	4,533	4,143
	Interstate Power & Light Co.	3.250%	12/1/24	4,144	4,004
	ITC Holdings Corp.	3.250%	6/30/26	2,997	2,764
[2]	Louisville Gas & Electric Co.	3.300%	10/1/25	509	485
	MidAmerican Energy Co.	3.500%	10/15/24	9,167	8,942
	National Fuel Gas Co.	5.200%	7/15/25	2,471	2,435
	National Fuel Gas Co.	5.500%	1/15/26	4,887	4,830
	National Rural Utilities Cooperative Finance Corp.	3.400%	11/15/23	4,090	4,031
	National Rural Utilities Cooperative Finance Corp.	2.950%	2/7/24	6,494	6,341
	National Rural Utilities Cooperative Finance Corp.	0.350%	2/8/24	6,868	6,482
	National Rural Utilities Cooperative Finance Corp.	2.850%	1/27/25	5,610	5,367
[2]	National Rural Utilities Cooperative Finance Corp.	3.450%	6/15/25	2,216	2,133
[2]	National Rural Utilities Cooperative Finance Corp.	3.250%	11/1/25	8,501	8,100
	National Rural Utilities Cooperative Finance Corp.	1.000%	6/15/26	3,719	3,241
	National Rural Utilities Cooperative Finance Corp.	3.050%	4/25/27	5,645	5,207
[2]	National Rural Utilities Cooperative Finance Corp.	5.250%	4/20/46	3,050	2,761
	NextEra Energy Capital Holdings Inc.	2.940%	3/21/24	9,000	8,748
	NextEra Energy Capital Holdings Inc.	4.200%	6/20/24	3,701	3,655
	NextEra Energy Capital Holdings Inc.	4.450%	6/20/25	3,601	3,541
	NextEra Energy Capital Holdings Inc.	1.875%	1/15/27	10,422	9,034
	NextEra Energy Capital Holdings Inc.	4.625%	7/15/27	10,730	10,378
	NextEra Energy Capital Holdings Inc.	3.800%	3/15/82	4,975	3,916
	NiSource Inc.	0.950%	8/15/25	13,306	11,814
	NiSource Inc.	3.490%	5/15/27	8,563	7,884
	NSTAR Electric Co.	3.200%	5/15/27	3,054	2,831
	Oncor Electric Delivery Co. LLC	2.750%	6/1/24	7,583	7,334
	Oncor Electric Delivery Co. LLC	2.950%	4/1/25	1,513	1,444

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oncor Electric Delivery Co. LLC	0.550%	10/1/25	2,900	2,564
	ONE Gas Inc.	3.610%	2/1/24	1,825	1,792
	ONE Gas Inc.	1.100%	3/11/24	2,530	2,428
	Pacific Gas & Electric Co.	1.700%	11/15/23	5,135	4,897
	Pacific Gas & Electric Co.	3.850%	11/15/23	2,531	2,481
	Pacific Gas & Electric Co.	3.750%	2/15/24	7,372	7,160
	Pacific Gas & Electric Co.	3.500%	6/15/25	12,435	11,565
	Pacific Gas & Electric Co.	3.450%	7/1/25	13,702	12,776
	Pacific Gas & Electric Co.	3.150%	1/1/26	18,520	16,637
	Pacific Gas & Electric Co.	2.950%	3/1/26	2,385	2,111
	PacifiCorp	3.600%	4/1/24	4,215	4,151
	PECO Energy Co.	3.150%	10/15/25	3,236	3,087
	Pinnacle West Capital Corp.	1.300%	6/15/25	4,850	4,334
	PPL Capital Funding Inc.	3.100%	5/15/26	5,660	5,200
[2]	Public Service Electric & Gas Co.	3.000%	5/15/25	2,867	2,732
[2]	Public Service Electric & Gas Co.	0.950%	3/15/26	1,024	899
[2]	Public Service Electric & Gas Co.	3.000%	5/15/27	1,982	1,830
	Public Service Enterprise Group Inc.	2.875%	6/15/24	8,881	8,547
	Public Service Enterprise Group Inc.	0.800%	8/15/25	8,597	7,562
	Puget Energy Inc.	3.650%	5/15/25	4,850	4,593
	San Diego Gas & Electric Co.	2.500%	5/15/26	4,127	3,792
	Sempra Energy	3.300%	4/1/25	6,810	6,485
	Sempra Energy	3.250%	6/15/27	7,338	6,691
	Sempra Energy	4.125%	4/1/52	4,955	3,943
	Sierra Pacific Power Co.	2.600%	5/1/26	6,344	5,859
[2]	Southern California Edison Co.	3.500%	10/1/23	3,434	3,386
	Southern California Edison Co.	1.100%	4/1/24	5,825	5,492
[2]	Southern California Edison Co.	0.975%	8/1/24	4,370	4,057
[2]	Southern California Edison Co.	3.700%	8/1/25	8,657	8,326
[2]	Southern California Edison Co.	1.200%	2/1/26	2,850	2,505
	Southern California Gas Co.	3.150%	9/15/24	2,016	1,954
	Southern California Gas Co.	3.200%	6/15/25	3,390	3,230
[2]	Southern California Gas Co.	2.600%	6/15/26	5,605	5,135
	Southern California Gas Co.	2.950%	4/15/27	5,650	5,159
	Southern Co.	4.475%	8/1/24	4,760	4,699
	Southern Co.	3.250%	7/1/26	24,312	22,545
[2]	Southern Co.	4.000%	1/15/51	9,807	8,784
[2]	Southern Co.	3.750%	9/15/51	7,125	5,843
	Southern Co. Gas Capital Corp.	2.450%	10/1/23	11,431	11,154
	Southern Co. Gas Capital Corp.	3.250%	6/15/26	1,854	1,720
	Southern Power Co.	4.150%	12/1/25	1,655	1,600
	Southern Power Co.	0.900%	1/15/26	500	434
[2]	Southwestern Electric Power Co.	1.650%	3/15/26	5,539	4,892
[2]	Southwestern Electric Power Co.	2.750%	10/1/26	2,988	2,708
	Southwestern Public Service Co.	3.300%	6/15/24	3,078	2,998
	Tampa Electric Co.	3.875%	7/12/24	800	785
	Union Electric Co.	3.500%	4/15/24	3,600	3,524
[2]	Virginia Electric & Power Co.	3.100%	5/15/25	6,043	5,777
[2]	Virginia Electric & Power Co.	3.150%	1/15/26	10,117	9,537
[2]	Virginia Electric & Power Co.	2.950%	11/15/26	8,842	8,149
[2]	Virginia Electric & Power Co.	3.500%	3/15/27	9,525	8,925
	WEC Energy Group Inc.	0.800%	3/15/24	4,612	4,341
	WEC Energy Group Inc.	3.550%	6/15/25	1,043	991
	WEC Energy Group Inc.	5.000%	9/27/25	1,280	1,276
	WEC Energy Group Inc.	5.150%	10/1/27	1,560	1,546
	Wisconsin Electric Power Co.	2.050%	12/15/24	755	713
	Xcel Energy Inc.	0.500%	10/15/23	5,349	5,095
	Xcel Energy Inc.	3.300%	6/1/25	5,780	5,517

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Xcel Energy Inc.	3.350%	12/1/26	2,884	2,681
	Xcel Energy Inc.	1.750%	3/15/27	5,212	4,509
					881,692
Total Corporate Bonds (Cost $18,904,310)					17,422,256
Sovereign Bonds (5.6%)
[2]	African Development Bank	0.875%	3/23/26	23,940	21,254
[2]	African Development Bank	0.875%	7/22/26	17,973	15,796
[2]	Asian Development Bank	0.250%	10/6/23	35,830	34,397
	Asian Development Bank	2.625%	1/30/24	32,424	31,708
[2]	Asian Development Bank	1.625%	3/15/24	900	866
[2]	Asian Development Bank	0.375%	6/11/24	27,588	25,828
[2]	Asian Development Bank	4.125%	9/27/24	17,725	17,642
[2]	Asian Development Bank	0.625%	10/8/24	23,340	21,690
	Asian Development Bank	1.500%	10/18/24	28,684	27,114
[2]	Asian Development Bank	2.000%	1/22/25	6,433	6,105
	Asian Development Bank	0.625%	4/29/25	56,595	51,499
[2]	Asian Development Bank	2.875%	5/6/25	35,085	33,809
[2]	Asian Development Bank	0.375%	9/3/25	18,500	16,504
[2]	Asian Development Bank	0.500%	2/4/26	26,772	23,606
[2]	Asian Development Bank	1.000%	4/14/26	23,143	20,651
[2]	Asian Development Bank	2.000%	4/24/26	25,618	23,667
[2]	Asian Development Bank	2.625%	1/12/27	4,971	4,664
[2]	Asian Development Bank	1.500%	1/20/27	36,682	32,793
[2]	Asian Development Bank	3.125%	8/20/27	25,650	24,437
	Asian Infrastructure Investment Bank	2.250%	5/16/24	26,805	25,897
	Asian Infrastructure Investment Bank	0.500%	5/28/25	20,860	18,781
	Asian Infrastructure Investment Bank	3.375%	6/29/25	15,600	15,133
	Asian Infrastructure Investment Bank	0.500%	1/27/26	28,090	24,609
	Asian Infrastructure Investment Bank	3.750%	9/14/27	8,300	8,048
	Canadian Government Bond	2.000%	11/15/22	1	1
	Canadian Government Bond	1.625%	1/22/25	23,970	22,571
	Canadian Government Bond	2.875%	4/28/25	22,040	21,259
	Canadian Government Bond	0.750%	5/19/26	36,640	32,290
	Corp. Andina de Fomento	3.750%	11/23/23	9,299	9,184
	Corp. Andina de Fomento	1.250%	10/26/24	6,770	6,282
	Corp. Andina de Fomento	1.625%	9/23/25	10,815	9,815
	Corp. Andina de Fomento	2.250%	2/8/27	6,090	5,448
	Council of Europe Development Bank	0.250%	10/20/23	11,620	11,129
	Council of Europe Development Bank	2.500%	2/27/24	1,050	1,024
	Council of Europe Development Bank	0.375%	6/10/24	1,496	1,401
	Council of Europe Development Bank	1.375%	2/27/25	10,975	10,237
	Council of Europe Development Bank	3.000%	6/16/25	12,190	11,771
	Council of Europe Development Bank	0.875%	9/22/26	6,300	5,509
	Equinor ASA	2.650%	1/15/24	23,531	22,905
	Equinor ASA	3.700%	3/1/24	16,852	16,614
	Equinor ASA	3.250%	11/10/24	11,318	11,004
	Equinor ASA	2.875%	4/6/25	17,795	16,974
	Equinor ASA	1.750%	1/22/26	5,569	5,016
[2]	European Bank for Reconstruction & Development	1.500%	2/13/25	4,170	3,905
	European Bank for Reconstruction & Development	0.500%	5/19/25	40,361	36,539
[2]	European Bank for Reconstruction & Development	0.500%	11/25/25	10,260	9,103
[2]	European Bank for Reconstruction & Development	0.500%	1/28/26	20,450	18,027
[2]	European Investment Bank	3.125%	12/14/23	31,204	30,761

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	European Investment Bank	3.250%	1/29/24	54,399	53,636
	European Investment Bank	2.625%	3/15/24	26,625	25,991
	European Investment Bank	2.250%	6/24/24	11,782	11,383
	European Investment Bank	0.375%	7/24/24	33,500	31,237
	European Investment Bank	2.500%	10/15/24	5,747	5,547
	European Investment Bank	1.875%	2/10/25	39,756	37,597
	European Investment Bank	1.625%	3/14/25	55,071	51,656
	European Investment Bank	0.625%	7/25/25	44,035	39,765
	European Investment Bank	2.750%	8/15/25	30,000	28,741
	European Investment Bank	0.375%	12/15/25	13,925	12,296
	European Investment Bank	0.375%	3/26/26	11,430	9,996
	European Investment Bank	2.125%	4/13/26	19,060	17,728
	European Investment Bank	0.750%	10/26/26	6,902	6,007
[2]	European Investment Bank	1.375%	3/15/27	24,210	21,498
	European Investment Bank	2.375%	5/24/27	400	370
	European Investment Bank	3.250%	11/15/27	17,500	16,781
[6]	Export Development Canada	2.625%	2/21/24	12,320	12,031
[6]	Export Development Canada	3.375%	8/26/25	20,635	20,067
[6]	Export Development Canada	3.000%	5/25/27	17,800	16,875
	Export-Import Bank of Korea	3.625%	11/27/23	1,720	1,703
	Export-Import Bank of Korea	4.000%	1/14/24	4,270	4,240
	Export-Import Bank of Korea	0.375%	2/9/24	4,285	4,053
	Export-Import Bank of Korea	2.375%	6/25/24	16,700	16,086
	Export-Import Bank of Korea	4.000%	9/15/24	15,000	14,828
	Export-Import Bank of Korea	2.875%	1/21/25	8,410	8,066
	Export-Import Bank of Korea	1.875%	2/12/25	1,685	1,577
	Export-Import Bank of Korea	3.250%	11/10/25	11,580	11,058
	Export-Import Bank of Korea	0.625%	2/9/26	3,045	2,670
	Export-Import Bank of Korea	2.625%	5/26/26	17,920	16,690
	Export-Import Bank of Korea	3.250%	8/12/26	3,900	3,695
	Export-Import Bank of Korea	1.125%	12/29/26	1,825	1,576
	Export-Import Bank of Korea	1.625%	1/18/27	6,640	5,822
	Export-Import Bank of Korea	2.375%	4/21/27	4,590	4,132
	Export-Import Bank of Korea	4.250%	9/15/27	6,000	5,805
[7]	FMS Wertmanagement	2.750%	1/30/24	5,770	5,651
[2]	Hydro-Quebec	8.050%	7/7/24	5,920	6,250
	Inter-American Development Bank	3.000%	10/4/23	22,195	21,908
	Inter-American Development Bank	0.250%	11/15/23	36,405	34,797
	Inter-American Development Bank	2.625%	1/16/24	25,836	25,280
	Inter-American Development Bank	3.000%	2/21/24	35,729	35,091
	Inter-American Development Bank	3.250%	7/1/24	14,350	14,087
	Inter-American Development Bank	0.500%	9/23/24	19,694	18,281
	Inter-American Development Bank	2.125%	1/15/25	21,645	20,605
[2]	Inter-American Development Bank	1.750%	3/14/25	31,098	29,230
	Inter-American Development Bank	0.875%	4/3/25	30,790	28,275
	Inter-American Development Bank	0.625%	7/15/25	23,455	21,179
[2]	Inter-American Development Bank	0.875%	4/20/26	34,763	30,840
[2]	Inter-American Development Bank	2.000%	6/2/26	15,904	14,658
	Inter-American Development Bank	2.000%	7/23/26	9,892	9,092
	Inter-American Development Bank	1.500%	1/13/27	355	318
	Inter-American Development Bank	2.375%	7/7/27	25,512	23,520
	International Bank for Reconstruction & Development	0.250%	11/24/23	20,050	19,147
	International Bank for Reconstruction & Development	2.500%	3/19/24	17,913	17,453
	International Bank for Reconstruction & Development	2.250%	3/28/24	5,849	5,675

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	International Bank for Reconstruction & Development	1.500%	8/28/24	29,345	27,849
[2]	International Bank for Reconstruction & Development	2.500%	11/25/24	33,275	32,049
	International Bank for Reconstruction & Development	1.625%	1/15/25	37,237	35,063
[2]	International Bank for Reconstruction & Development	2.125%	3/3/25	3,992	3,793
	International Bank for Reconstruction & Development	0.750%	3/11/25	39,885	36,596
	International Bank for Reconstruction & Development	0.625%	4/22/25	70,185	63,937
	International Bank for Reconstruction & Development	0.375%	7/28/25	46,190	41,376
[2]	International Bank for Reconstruction & Development	2.500%	7/29/25	42,628	40,554
	International Bank for Reconstruction & Development	0.500%	10/28/25	54,446	48,499
[2]	International Bank for Reconstruction & Development	3.125%	11/20/25	2,600	2,507
	International Bank for Reconstruction & Development	0.875%	7/15/26	17,122	15,085
[2]	International Bank for Reconstruction & Development	1.875%	10/27/26	11,468	10,426
	International Bank for Reconstruction & Development	3.125%	6/15/27	33,955	32,444
[2]	International Finance Corp.	1.375%	10/16/24	16,225	15,305
[2]	International Finance Corp.	0.375%	7/16/25	13,715	12,305
[2]	International Finance Corp.	2.125%	4/7/26	5,771	5,361
[2,8]	Japan Bank for International Cooperation	1.625%	10/17/22	2,750	2,747
[8]	Japan Bank for International Cooperation	0.625%	5/22/23	285	278
[8]	Japan Bank for International Cooperation	3.250%	7/20/23	14,950	14,811
[2,8]	Japan Bank for International Cooperation	3.375%	7/31/23	1,075	1,066
[8]	Japan Bank for International Cooperation	3.375%	10/31/23	11,845	11,701
[2,8]	Japan Bank for International Cooperation	0.500%	4/15/24	8,619	8,113
[2,8]	Japan Bank for International Cooperation	2.500%	5/23/24	19,249	18,628
[2,8]	Japan Bank for International Cooperation	3.000%	5/29/24	9,870	9,625
[2,8]	Japan Bank for International Cooperation	1.750%	10/17/24	4,315	4,084
[2,8]	Japan Bank for International Cooperation	2.125%	2/10/25	1,651	1,561
[8]	Japan Bank for International Cooperation	2.875%	4/14/25	19,160	18,365
[2,8]	Japan Bank for International Cooperation	2.500%	5/28/25	6,399	6,057
[8]	Japan Bank for International Cooperation	0.625%	7/15/25	25,338	22,691
[2,8]	Japan Bank for International Cooperation	2.750%	1/21/26	6,500	6,113
[2,8]	Japan Bank for International Cooperation	2.375%	4/20/26	6,875	6,354
[8]	Japan Bank for International Cooperation	1.875%	7/21/26	3,296	2,975
[2,8]	Japan Bank for International Cooperation	2.250%	11/4/26	13,095	11,914
[8]	Japan Bank for International Cooperation	2.875%	6/1/27	14,910	13,853
[8]	Japan Bank for International Cooperation	2.875%	7/21/27	9,350	8,675
[8]	Japan International Cooperation Agency	2.750%	4/27/27	4,909	4,541
[8]	Japan International Cooperation Agency	3.250%	5/25/27	32,800	30,917
[7]	KFW	0.250%	10/19/23	39,495	37,866
[7]	KFW	2.625%	2/28/24	22,284	21,764
[7]	KFW	0.250%	3/8/24	50,980	48,125
[7]	KFW	1.375%	8/5/24	31,513	29,887
[7]	KFW	0.500%	9/20/24	44,936	41,733
[7]	KFW	2.500%	11/20/24	44,420	42,781
[7]	KFW	1.250%	1/31/25	39,050	36,409
[7]	KFW	2.000%	5/2/25	19,629	18,516
[7]	KFW	0.375%	7/18/25	53,343	47,822

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	KFW	0.625%	1/22/26	37,228	33,035
[7]	KFW	1.000%	10/1/26	40,425	35,595
[7]	KFW	3.000%	5/20/27	24,370	23,176
	Korea Development Bank	3.750%	1/22/24	8,393	8,307
	Korea Development Bank	3.250%	2/19/24	4,855	4,767
	Korea Development Bank	0.400%	3/9/24	5,710	5,379
	Korea Development Bank	2.125%	10/1/24	6,455	6,145
	Korea Development Bank	0.750%	1/25/25	11,270	10,290
	Korea Development Bank	3.375%	9/16/25	1,875	1,801
	Korea Development Bank	3.000%	1/13/26	11,630	11,061
	Korea Development Bank	0.800%	4/27/26	280	245
	Korea Development Bank	2.000%	9/12/26	7,280	6,583
	Korea Development Bank	1.375%	4/25/27	6,540	5,646
[7]	Landwirtschaftliche Rentenbank	3.125%	11/14/23	11,945	11,783
[7]	Landwirtschaftliche Rentenbank	2.000%	1/13/25	12,870	12,224
[2,7]	Landwirtschaftliche Rentenbank	0.500%	5/27/25	17,400	15,739
[7]	Landwirtschaftliche Rentenbank	2.375%	6/10/25	14,153	13,438
[7]	Landwirtschaftliche Rentenbank	0.875%	3/30/26	14,815	13,158
[2,7]	Landwirtschaftliche Rentenbank	1.750%	7/27/26	8,668	7,886
	Nordic Investment Bank	2.250%	5/21/24	2,049	1,982
	Nordic Investment Bank	0.375%	9/20/24	6,950	6,439
	Nordic Investment Bank	0.375%	9/11/25	14,490	12,914
[2]	Nordic Investment Bank	0.500%	1/21/26	13,200	11,645
	North American Development Bank	2.400%	10/26/22	838	837
[9]	Oesterreichische Kontrollbank AG	3.125%	11/7/23	2,750	2,714
[9]	Oesterreichische Kontrollbank AG	1.500%	2/12/25	10,010	9,370
[9]	Oesterreichische Kontrollbank AG	0.375%	9/17/25	25,790	22,947
[2,9]	Oesterreichische Kontrollbank AG	0.500%	2/2/26	9,318	8,198
[9]	Oesterreichische Kontrollbank AG	3.625%	9/9/27	15,000	14,594
[2,10]	Petroleos Mexicanos	2.290%	2/15/24	285	272
	Province of Alberta	3.350%	11/1/23	13,402	13,254
	Province of Alberta	2.950%	1/23/24	13,279	13,023
	Province of Alberta	1.875%	11/13/24	16,854	15,993
	Province of Alberta	1.000%	5/20/25	14,914	13,645
[2]	Province of British Columbia	1.750%	9/27/24	14,758	14,029
[2]	Province of British Columbia	6.500%	1/15/26	1,638	1,724
	Province of British Columbia	0.900%	7/20/26	7,175	6,291
[2]	Province of Manitoba	2.600%	4/16/24	7,257	7,058
	Province of Manitoba	3.050%	5/14/24	6,178	6,043
	Province of Manitoba	2.125%	6/22/26	4,866	4,457
	Province of Ontario	3.400%	10/17/23	30,572	30,250
	Province of Ontario	3.050%	1/29/24	14,697	14,432
	Province of Ontario	3.200%	5/16/24	14,560	14,275
	Province of Ontario	0.625%	1/21/26	23,916	21,067
	Province of Ontario	1.050%	4/14/26	14,860	13,181
	Province of Ontario	2.500%	4/27/26	18,535	17,276
	Province of Ontario	3.100%	5/19/27	22,625	21,331
	Province of Ontario	1.050%	5/21/27	703	603
[2]	Province of Quebec	7.125%	2/9/24	1,083	1,119
[2]	Province of Quebec	2.500%	4/9/24	15,810	15,373
[2]	Province of Quebec	2.875%	10/16/24	18,670	18,124
[2]	Province of Quebec	1.500%	2/11/25	9,155	8,562
	Province of Quebec	0.600%	7/23/25	43,135	38,800
	Province of Quebec	2.500%	4/20/26	18,440	17,223
	Province of Quebec	2.750%	4/12/27	8,060	7,518
	Province of Saskatchewan	3.250%	6/8/27	7,200	6,845
	Republic of Chile	2.250%	10/30/22	3,310	3,302
	Republic of Chile	3.125%	3/27/25	8,930	8,546

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Republic of Chile	3.125%	1/21/26	4,888	4,557
[2]	Republic of Chile	2.750%	1/31/27	9,625	8,681
	Republic of Finland	6.950%	2/15/26	330	353
	Republic of Hungary	5.750%	11/22/23	1,952	1,936
	Republic of Hungary	5.375%	3/25/24	21,920	21,548
	Republic of Italy	6.875%	9/27/23	21,551	21,844
	Republic of Italy	0.875%	5/6/24	17,295	16,060
	Republic of Italy	2.375%	10/17/24	25,500	23,972
	Republic of Italy	1.250%	2/17/26	16,362	14,037
	Republic of Korea	5.625%	11/3/25	1,789	1,830
	Republic of Korea	2.750%	1/19/27	544	508
[2]	Republic of Panama	4.000%	9/22/24	12,840	12,524
[2]	Republic of Panama	3.750%	3/16/25	9,254	8,910
	Republic of Panama	7.125%	1/29/26	13,861	14,625
	Republic of Peru	7.350%	7/21/25	11,790	12,378
[2]	Republic of Peru	2.392%	1/23/26	12,850	11,662
	Republic of Peru	4.125%	8/25/27	7,210	6,818
	Republic of Poland	3.000%	3/17/23	5,123	5,078
	Republic of Poland	4.000%	1/22/24	14,915	14,702
	Republic of Poland	3.250%	4/6/26	8,700	8,183
	Republic of the Philippines	4.200%	1/21/24	8,476	8,372
	Republic of the Philippines	7.500%	9/25/24	320	326
	Republic of the Philippines	9.500%	10/21/24	3,456	3,769
	Republic of the Philippines	10.625%	3/16/25	19,077	21,577
	Republic of the Philippines	5.500%	3/30/26	6,731	6,874
	Republic of the Philippines	3.229%	3/29/27	4,320	4,025
	State of Israel	2.875%	3/16/26	9,334	8,844
	Svensk Exportkredit AB	0.500%	11/10/23	14,340	13,736
[2]	Svensk Exportkredit AB	1.750%	12/12/23	6,115	5,927
[2]	Svensk Exportkredit AB	0.375%	7/30/24	17,619	16,386
	Svensk Exportkredit AB	0.625%	10/7/24	7,175	6,652
[2]	Svensk Exportkredit AB	0.625%	5/14/25	21,980	19,912
	Svensk Exportkredit AB	0.500%	8/26/25	10,620	9,478
[2]	Svensk Exportkredit AB	2.250%	3/22/27	8,050	7,368
[2]	United Mexican States	3.900%	4/27/25	9,028	8,887
	United Mexican States	4.125%	1/21/26	22,410	21,744
	United Mexican States	4.150%	3/28/27	26,859	25,725
Total Sovereign Bonds (Cost $4,059,708)					3,772,250
Taxable Municipal Bonds (0.0%)
	Florida State Board of Administration Finance Corp. Revenue	1.258%	7/1/25	11,525	10,434
	Florida State Board of Administration Finance Corp. Revenue	1.705%	7/1/27	7,680	6,568
	Oregon GO	5.762%	6/1/23	389	393
	University of California Revenue	0.883%	5/15/25	2,000	1,821
	University of California Revenue	3.063%	7/1/25	2,677	2,570
	University of California Revenue	1.316%	5/15/27	4,890	4,202
	Utah GO	4.554%	7/1/24	3,605	3,605
Total Taxable Municipal Bonds (Cost $31,872)					29,593

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[11]	Vanguard Market Liquidity Fund (Cost $268,093)	2.828%	2,681,766	268,096
Total Investments (99.8%) (Cost $71,763,428)				66,687,853
Other Assets and Liabilities—Net (0.2%)				119,329
Net Assets (100%)				66,807,182
Cost is in $000.
1	U.S. government-guaranteed.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2022, the aggregate value was $238,922,000, representing 0.4% of net assets.
5	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of September 30, 2022.
6	Guaranteed by the Government of Canada.
7	Guaranteed by the Federal Republic of Germany.
8	Guaranteed by the Government of Japan.
9	Guaranteed by the Republic of Austria.
10	Guaranteed by the Government of Mexico.
11	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of September 30, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	45,195,658	—	45,195,658
Corporate Bonds	—	17,422,256	—	17,422,256
Sovereign Bonds	—	3,772,250	—	3,772,250
Taxable Municipal Bonds	—	29,593	—	29,593
Temporary Cash Investments	268,096	—	—	268,096
Total	268,096	66,419,757	—	66,687,853